Table of Contents
--------------------------------------------------------------------------------

Letter from the Chairman of the Board and Chief Executive
  Officer...................................................      2
Atlas Stock and Bond Fund Total Returns.....................      7
Statements of Investments in Securities and Net Assets......      8
Statements of Assets and Liabilities........................     32
Statements of Operations....................................     34
Statements of Changes in Net Assets.........................     36
Financial Highlights........................................     40
Notes to Financial Statements...............................     52

                                                               [GRAPHIC]
                         We Want You To Know...

Atlas Funds are not FDIC-insured and are not deposits or obligations of, or guaranteed by World Savings. Mutual fund returns and principal value will vary and you may have a gain or loss when you sell.

[ATLAS FUNDS LOGO]

              FROM THE OFFICE OF MARION O. SANDLER
              Chairman of the Board and Chief Executive Officer

              Dear Valued Shareholder,

                  After five calendar years of double-digit gains, the
              Dow Jones Industrial Average (the Dow) and the Standard and Poor's 500 Index (S&P 500) lost ground during the first six months of 2000, falling 9.1% and 1.0%, respectively. The Nasdaq Composite Index (Nasdaq) was down 2.5%.

                  In its quest to slow the economy, the Federal
              Reserve's Open Market Committee continued to increase interest rates. Following three hikes in 1999, the Federal Reserve raised the overnight federal funds rate by one-quarter percent in February and again in March and by one-half percent in May. As a result, the federal funds rate hit a 9-year high of 6.5% by the end of second quarter.

                               The Markets Year To Date

                  The U.S. economy maintained its strong growth during
              the first half, although at a more moderate rate than during the fourth quarter 1999. Unemployment edged downward, hitting a low of 3.9% in April before closing out the second quarter at 4.0%.

                  Consumer spending continued to fuel the economy during
              the first quarter, with retail and home sales reaching all-time highs. By spring, however, a combination of rising interest rates and stock market corrections began to have an impact. Consumer confidence retreated from record levels, and for the first time in two years retail sales posted back-to-back declines in April and May. Sales of existing homes and autos also eased. By the end of the second quarter, it appeared that the red-hot economy was finally slowing.

                  It was a volatile period for the stock markets,
              particularly the technology-heavy Nasdaq. The Nasdaq began the year at 4,069, surged above 5,000 in March, then fell over 37% to a low of 3,164 in May, before recovering to 3,966 by the end of June. Although the index had a net loss of 2.5% for the first half, it maintained a gain of nearly 48% for the 12-month period. The Dow also had its ups and downs, posting negative returns for both quarters. Many stocks, particularly in the technology sector, had reached prices that were excessive by historical standards. Profit taking set in as investors became fearful about the impact of rising interest rates on corporate profits and lost patience with the high-flying "dot-coms," many of which had no earnings. A comforting aspect of the sell-off was that money didn't leave the market, but rather moved into more attractively priced sectors that had been overlooked for some time.

                  In the bond market, short-term rates responded to
              Federal Reserve tightening, and yields on 6-month Treasury bills rose from 5.73% at the beginning of the year to 6.22% on June 30. In contrast, prices on longer-term Treasuries rallied and yields fell as the government bought back bonds to reduce the national debt, and inflationary expectations began to ease. Yields on 30-year Treasury bonds fell from 6.48% at yearend 1999 to 5.90% at the end of second quarter.

                  On June 30, the outlook for the rest of the year
              remained uncertain. The labor market continued to be tight, and retail inflation, as measured by the Consumer Price Index, was running at an annualized rate of 3.5%, compared to 1.7% in 1998 and 2.8% in 1999. The Federal Reserve was keeping its options open, citing concerns about future inflationary pressures.

                  The following sections provide an overview of the
              Atlas Funds for the first half of 2000. Total returns discussed below are for Class A shares. Of course, past performance is no guarantee of future results, but the funds' long-term track records are certainly worth considering.

                                     Stock Funds

                  The Strategic Growth Fund produced a first half total
              return of 14.86%, significantly outdistancing the average return for Large Growth funds of 3.07%.(1) Total return for the year ended June 30 was an impressive 46.00%. The fund has been given a prestigious five-star ranking by Morningstar,(2) and it was also awarded five stars by Mutual Funds magazine.(3) It invests primarily in stocks of medium to large growth-oriented U.S. companies with above-average appreciation potential. During the first half, the manager maintained the fund's relatively heavy positions in technology and economically sensitive consumer stocks, believing that these sectors continued to have strong growth prospects. At the end of the period, the portfolio was 81% invested in stock and 19% in cash.

                  The Global Growth Fund achieved a total return of
              9.23% during the first half, while the average World Stock fund fell 0.49%.(4) The average annual total return for the year ended June 30 was a noteworthy 52.35%. Since it became eligible for a rating in April 1999, the fund has maintained a coveted five-star ranking from Morningstar.(2) The portfolio is invested in stocks of growth-oriented companies throughout the world, with a substantial

              (1) Morningstar: In the Large Growth category, the fund
                  ranked in the top 7% of 686 funds for 6 months, the top 13% of 686 funds for one year, and the top 45% of 304 funds for five years ended 6/30/00.

              (2) Morningstar proprietary ratings reflect historical
                  risk-adjusted performance as of 6/30/00 and are subject to change. Overall ratings are calculated from 3-, 5-, and 10-year average annual returns (if applicable) with appropriate adjustments for fees and risk. The Strategic Growth Fund and the Growth and Income Fund were rated 4 stars for 3 years and 5 stars for 5 years among 3,642 and 2,328 domestic equity funds, respectively. The Global Growth fund was rated 5 stars for 3 years among 1,148 international equity funds. The U.S. Government and Mortgage Securities Fund was rated 4 stars for 3-, 5-, and 10-years among 1,684; 1,287; and 381 fixed income funds. The top 10%
                  of funds in each category earn 5 stars, and the next 22.5% receive 4 stars.

              (3) Mutual Funds magazine's overall ratings among 2,420
                  equity funds as of June 2000. Ratings reflect historical risk-adjusted performance and are subject to change. Ratings are based on total return over two to ten years, adjusted for sales loads. The top 20% of funds receive five stars.

              (4) Morningstar: In the World Stock category, the fund
                  ranked in the top 8% of 284 funds for 6 months, the top 9% of 284 funds for one year, and the top 9% of 202 funds for three years ended 6/30/00.

              portion in the U.S. and Western Europe. During the first half, the fund's holdings were balanced primarily between technology and more defensive stocks, such as consumer staples. At the end of the second quarter, 42% of assets were in U.S. markets, 39% in Europe, and 8% in Japan. Ninety-one percent of investments were in stocks and 9% in cash.

                  The Growth and Income Fund produced a total return of
              5.32% for six months, outperforming the average return of 3.07% for its peer group.(5) The total return for the year ended June 30 was 21.95%. The fund has received a five-star rating from Morningstar (2) and in June was also awarded five stars by Mutual Funds magazine.(3) It invests in a combination of growth stocks believed to have superior earnings potential and value stocks with attractive prices. The fund's performance during the first half was attributed to holdings in technology, particularly fiber optics and optical networking. As of June 30, the portfolio was 72% invested in stocks, 4% in bonds and convertible securities, and 24% in cash. The high cash level was due to the difficulty in finding quality companies, rather than a defensive outlook on the market.

                  The Balanced Fund returned -2.70% for the first half
              of the year. The fund invests in a diversified portfolio of stocks and government and investment grade corporate bonds, adjusting the mix to take advantage of "up markets" and conserve capital in "down markets." In March, in response to disappointing performance, Oppenheimer assigned a new manager to the fund. He has added a number of reasonably priced growth stocks to the fund's equity holdings, which in the past consisted primarily of value stocks -- such as energy, financials, and utilities. He was able to take advantage of the correction in technology to add to positions in that sector at attractive prices. At the end of the period, 64% of the portfolio was in stocks, 34% in bonds, and 2% in cash.

                  The Emerging Growth Fund fell 6.55% for the first six
              months, but returned 45.16% for the one-year period. The fund invests primarily in stocks of small, growth-oriented U.S. companies, focusing on companies with innovative products and leadership potential in their markets. The fund's performance during the first half reflects its exposure to internet-related stocks, which were some of the hardest hit during the technology correction. The fund manager continues to emphasize businesses that exhibit solid fundamentals, including strong growth in sales and revenues, and believes future prospects for these companies continue to be attractive. On June 30, the portfolio was 80% invested in stocks and 20% in cash.

                                      Bond Funds

                  The California Municipal Bond Fund delivered a total
              return of 4.90% for the first six months. On June 30, the fund's double tax-free 30-day yield was 4.46%, for a taxable equivalent yield of 8.14%. The National Municipal Bond Fund returned 3.95% for the first

              (5) Morningstar: In the Large Growth category, the fund
                  ranked in the top 30% of 686 funds for 6 months, the top 56% of 686 funds for one year, and the top 53% of 304 funds for five years ended 6/30/00.

              half, and ended the period with a tax-free yield of 4.70%, for a taxable equivalent yield of 7.78%. In the face of interest rate uncertainties, the fund's manager has maintained a neutral position with respect to maturities, while maintaining high credit quality. The California Municipal Bond Fund holds 80% of the portfolio in bonds rated AAA and AA, and the National Municipal Bond Fund has 67% of assets in the two highest grades.(6)

                  Despite a period of volatility in interest rates, the
              U.S. Government and Mortgage Securities Fund had a total return of 3.21% for the first half. The fund has continued to produce outstanding yields for shareholders, and at the end of the second quarter the 30-day yield was an attractive 6.39%. The fund has been recognized by Morningstar with a four-star rating for risk-adjusted total return.(2) The portfolio remained invested exclusively in mortgage-backed securities rated AAA or the equivalent. During the first half, the fund was helped by falling yields in the Treasury market and, going forward, is well-positioned to take advantage of any future drops in interest rates.

                  The Strategic Income Fund returned 1.47% for the first
              half, placing it in the top 30% of its peer group.(7) In its search for high yields, the fund spreads its assets across three broad sectors of the bond market: U.S. Government securities, foreign fixed income debt, and high-yield, lower-rated U.S. corporates. At the end of second quarter, fund managers believed the economy was cooling and that the U.S. was headed for a "soft landing," a scenario that would increase the attractiveness of bonds for investors. As of June 30, the 30-day yield was 8.02%, and the portfolio was 30% invested in U.S. Government securities, 31% in high-yield debt, 29% in foreign bonds, and 10% in cash.

                                     Money Funds

                  During the first six months of the year, the Atlas
              Money Funds -- U.S. Treasury Money, California Municipal Money, and National Municipal Money -- provided investors with attractive yields, after-tax advantages, and money market stability. Unlike many of their peers, our money funds hold only top quality securities. On June 30, the 7-day yield for the U.S. Treasury Money Fund was 5.30%, and the income is 100% exempt from state income tax. Tax-free yields for the California Money Fund and the National Money Fund were 3.56% and 4.02%, respectively, for taxable equivalent yields of 6.61% and 6.79%.

                      Coming Soon: The Atlas S&P 500 Index Fund

                  During the third quarter, we will introduce the new
              Atlas S&P 500 Index Fund. The fund seeks to track the performance of the Standard and Poor's 500 Index,(8) which consists of the stocks of 500 of the largest publicly traded U.S. companies. It will provide investors with long-term growth potential and an easy way to achieve broad diversification. Since

              (6) Lipper LPAR, March 31, 2000

              (7) Morningstar: In the Multisector Bond category, the
                  fund ranked in the top 30% of 141 funds for 6 months and the top 43% of 141 funds for one year ended 6/30/00.

              (8) "Standard & Poor's 500," "S&P 500(R)", and "S&P" are
                  trademarks of Standard and Poor's Corporation and have been licensed for use. The fund is not sponsored, endorsed, sold, or promoted by S&P.

              index funds generally have low portfolio turnover, you may enjoy lower capital gains taxes as well. To find out whether the Atlas S&P 500 Index Fund is right for you, talk with your Atlas Representative, or call
              1-800-933-ATLAS for an appointment.

               New Investment Choices Available Through Atlas Portfolio
                                       Builder

                  In the second quarter, we enhanced Atlas Portfolio
              Builder, our variable annuity, to include 12 new investment choices from prestigious money managers, such as Janus, Dreyfus, AIM, and Alliance. At the end of June, there were 16 four and five-star portfolios available to investors, as well as a variety of fixed rate options. For more information on the benefits of variable annuities and how to put tax-deferred growth to work for you, call Atlas today at 1-800-933-ATLAS, or visit your Atlas Representative at a nearby World branch.

                  The Investments You Want From the People You Trust

                  When you invest in any Atlas Fund, you don't pay one
              cent in sales charges. And as an added benefit, your Atlas no load funds come with the knowledge and expertise of a friendly Atlas Representative. Atlas offers you the kind of personal attention and professional advice that most no load funds simply do not provide.

                  As a sister company of World Savings and a member of
              the $50 billion-strong Golden West Financial Corporation, Atlas is dedicated to giving you the quality products and personal service you've come to expect from World. Your Atlas Representative will be happy to answer any questions you have about your funds and annuities, or prepare a complimentary review of your investment portfolio. For an appointment, just call 1-800-933-ATLAS.

                  We appreciate the trust you've placed in Atlas, and we
              look forward to serving you for many years to come.

              Sincerely,

              (SANDLER SIGNATURE)
              Marion O. Sandler
              Chairman of the Board and Chief Executive Officer

Atlas Stock and Bond Fund Total Returns          for periods ended June 30, 2000
--------------------------------------------------------------------------------

                                           Class A Shares                      Class B Shares
                                 -----------------------------------   -------------------------------
                                                      10 Years or
                                 1 Year   5 Years   Since Inception           1 Year          5 Years
                                 ------   -------   ----------------   --------------------   --------
                                   at       at       at    inception   without      with      without
                                  net       net      net     date      deferred   deferred    deferred
                                 asset     asset    asset               sales       sales      sales
                                 value     value    value               charge    charge(2)    charge
                                   %         %        %                   %           %          %
------------------------------------------------------------------------------------------------------

Stock Funds:
Balanced ---------------------   (10.69)    9.37     8.74     9/93      (11.21)    (13.72)      8.78
Emerging Growth -------------     45.16     N.A.    21.07     4/97       44.19      41.19       N.A.
Global Growth ----------------    52.35     N.A.    27.21     4/96       51.70      48.70       N.A.
Growth and Income -----------     21.95    24.85    19.31    12/90       21.33      18.33      24.24
Strategic Growth --------------   46.00    25.37    21.32     9/93       45.24      42.24      24.70

Bond Funds:
California
Municipal Bond --------------      1.69     4.85    6.42(1)    1/90       1.27      (1.64)      4.34
National
Municipal Bond --------------      0.91     4.62    6.47(1)    1/90       0.31      (2.56)      4.08
Strategic Income --------------    3.52     N.A.     6.25     5/96        2.93       0.08       N.A.
U.S. Government
and Mortgage Securities -------    3.76     5.49    7.08(1)    1/90       3.23       0.30       4.97

                                          Class B Shares
                                 --------------------------------

                                         Since Inception
                                 --------------------------------
                                 without      with      inception
                                 deferred   deferred      date
                                  sales       sales
                                  charge    charge(2)
                                    %           %
Stock Funds:
Balanced ---------------------     9.92        9.92       7/94
Emerging Growth -------------     20.27       19.85       4/97
Global Growth ----------------    26.51       26.39       4/96
Growth and Income -----------     23.94       23.94       7/94
Strategic Growth --------------   23.69       23.69       7/94

Bond Funds:
California
Municipal Bond --------------      4.64        4.64       7/94
National
Municipal Bond --------------      4.58        4.58       7/94
Strategic Income --------------    5.47        5.29       5/96
U.S. Government
and Mortgage Securities -------    6.00        6.00       7/94

(1) 10-year return.
(2) Assumes complete redemption at the end of the given period and imposition of the maximum Contingent Deferred Sales Charge. There is no deferred sales charge after five years.

Statements of Investments in Securities and Net Assets             June 30, 2000
                                                                     (unaudited)
--------------------------------------------------------------------------------

Atlas Balanced Fund
--------------------------------------------------------------------
                                        shares or          value
                                       face amount        (note 1)
                                        ----------        ----------
COMMON STOCKS - 64.17%
  Automotive - .44%
   Gentex Corp. (b)..................      10,000       $    251,250
  Bank Holding Companies - 3.10%
   Bank of America Corp..............      10,000            430,000
   Chase Manhattan Corp..............      13,500            621,844
   FleetBoston Financial Corp........      20,688            703,392
  Beverages - 1.07%
   Adolph Coors Co., Cl. B...........      10,000            605,000
  Broadcasting - 2.12%
   AMFM, Inc. (b)....................       5,000            345,000
   Fox Entertainment Group, Inc., Cl.
   A (b).............................      10,000            303,750
   Infinity Broadcasting Corp., Cl. A
   (b)...............................      15,000            546,562
  Chemicals - .37%
   Lafarge Corp......................      10,000            210,000
  Commercial Finance - .92%
   Convergys Corp. (b)...............      10,000            518,750
  Communication Equipment - 9.43%
   ADC Telecommunications, Inc.
   (b)...............................      14,000          1,174,250
   Cisco Systems, Inc. (b)...........      16,000          1,017,000
   L.M. Ericsson Telephone Co., Cl.
   B, ADR............................      20,000            400,000
   Lucent Technologies, Inc..........       8,000            474,000
   Nokia Corp., Sponsored ADR........      15,200            759,050
   Nortel Networks Corp..............      12,000            819,000
   Tellabs, Inc. (b).................      10,000            684,375
  Computer Hardware - 1.48%
   Dell Computer Corp. (b)...........      17,000            838,312
  Computer Services - .03%
   Palm, Inc. (b)....................         600             20,025
  Computer Software - 2.73%
   Microsoft Corp. (b)...............      14,000          1,120,000
   Oracle Corp. (b)..................       5,000            420,312
  Diversified Financial - 2.78%
   Boston Properties, Inc............       8,000            309,000
   Citigroup, Inc....................      14,000            843,500
   Morgan Stanley Dean Witter &
   Co................................       5,000            416,250
  Drugs/Bio-Pharmaceuticals - 1.54%
   Elan Corp., PLC, ADR (b)..........      18,000            871,875
  Electric Utilities - 1.13%
   AES Corp. (The) (b)...............      14,000            638,750
  Electrical Equipment - 1.54%
   Integrated Device Technology, Inc.
   (b)...............................       5,000            299,375
   Vishay Intertechnology, Inc.
   (b)...............................      15,000            569,063
  Electronics - 11.63%
   Amkor Technology, Inc. (b)........      20,000            706,250
   Analog Devices, Inc. (b)..........       8,000            608,000
   Atmel Corp. (b)...................       8,000            295,000
   Cypress Semiconductor Corp. (b)...       9,000            380,250
   Fairchild Semiconductor Corp., Cl.
   A (b).............................      20,000            810,000
   Flextronics International Ltd.
   (b)...............................       7,000            480,812
   Motorola, Inc.....................      26,400            767,250
   National Semiconductor Corp.
   (b)...............................       8,000            454,000
   Novellus Systems, Inc. (b)........      10,000            565,625
   Qlogic Corp. (b)..................       6,000            396,375
   Vitesse Semiconductor Corp. (b)...      10,000            735,625
   Waters Corp. (b)..................       3,000            374,438
  Food - .66%
   Keebler Foods Co..................      10,000            371,250

Atlas Balanced Fund                                      (continued)
--------------------------------------------------------------------
                                        shares or          value
                                       face amount        (note 1)
                                       -----------      ------------
  Food and Drug Retailers - 1.06%
   CVS Corp..........................      15,000       $    600,000
  Gas Utilities - 1.14%
   Enron Corp........................      10,000            645,000
  Health Care/Drugs - 2.92%
   Amgen, Inc. (b)...................      13,000            913,250
   Pfizer, Inc.......................      15,250            732,000
  Health Care/Supplies &
    Services - 1.06%
   Baxter International, Inc.........       5,000            351,562
   Medtronic, Inc....................       5,000            249,063
  Industrial Services - .35%
   Knightsbridge Tankers Ltd.........      10,000            200,000
  Insurance - .54%
   AXA Financial, Inc................       9,000            306,000
  Leisure - .68%
   Harley-Davidson, Inc..............      10,000            385,000
  Manufacturing - 3.30%
   Dover Corp........................      15,000            608,438
   Honeywell International, Inc......       9,000            303,188
   Tyco International Ltd............      20,166            955,364
  Oil - Domestic - 2.69%
   Exxon Mobil Corp..................       6,000            471,000
   Tosco Corp........................      15,000            424,688
   USX-Marathon Group................      25,000            626,562
  Oil - International - .82%
   Total Fina SA, Sponsored ADR......       6,000            460,875
  Paper - .42%
   International Paper Co............       8,000            238,500
  Publishing - .77%
   News Corp. Ltd. (The), Sponsored
   ADR...............................       8,000            436,000
  Railroads & Trucking - .38%
   CSX Corp. ........................      10,000            211,875
  Shipping - .67%
   FedEx Corp. (b)...................      10,000            380,000
  Specialty Retailing - 1.34%
   RadioShack Corp. .................      12,000            568,500
   TJX Cos., Inc. ...................      10,000            187,500
  Telecommunications - Long Distance - .67%
   Intermedia Communications, Inc.
   (b)...............................       5,000            148,750
   WorldCom, Inc. (b)................       5,000            229,375
  Telephone - Utility - 1.28%
   Broadwing, Inc. (b)...............      28,000            726,250
  Wireless - 3.11%
   Amdocs Ltd. (b)...................       5,000            383,750
   Nextel Communications, Inc., Cl. A
   (b)...............................      10,000            611,875
   Vodafone AirTouch PLC, Sponsored
   ADR...............................      12,000            497,250
   Williams Communications Group,
   Inc. (b)..........................       8,000            265,500
                                                        ------------
  Total Common Stocks (cost:
    $33,007,106).....................                     36,271,675
                                                        ------------
CORPORATE BONDS - 7.22%
  Diversified Financial - 3.53%
   CIT Group, Inc., 7.375% due
   03/15/03..........................  $1,000,000            986,942
   Household Finance Corp., 8% due
   05/09/05..........................  $1,000,000          1,007,916
  Electric Utilities - 1.77%
   Constellation Energy Group, 7.875%
   due 04/01/05......................  $1,000,000          1,001,669
  Energy Services - .92%
   Central Hudson Gas & Electric
   Corp., 9.25% due 05/01/21.........  $  500,000            517,416

      The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

Atlas Balanced Fund                                      (continued)
--------------------------------------------------------------------
                                        shares or          value
                                       face amount        (note 1)
                                       -----------      ------------
  Railroads & Trucking - 1.00%
   Union Pacific Corp., 6.39% due
   11/01/04..........................  $  600,000       $    568,352
                                                        ------------
  Total Corporate Bonds (cost:
    $4,114,292)......................                      4,082,295
                                                        ------------
MORTGAGE-BACKED OBLIGATIONS - 22.67%
  Government Agencies - 22.67%
   Federal Home Loan Mortgage Corp.,
   8% due 04/15/07...................  $3,047,147          3,082,372
   Federal National Mortgage
   Association, 6.50% due 04/01/28...  $5,000,000          4,714,050
   8.00% due 04/01/27................  $5,000,000          5,021,100
                                                        ------------
  Total Mortgage-Backed Obligations
    (cost: $12,736,651)..............                     12,817,522
                                                        ------------
UNITED STATES TREASURY NOTES - 4.21%
   6.50% due 02/15/10................  $2,300,000          2,378,345
                                                        ------------
  Total U.S. Treasury Notes (cost:
    $2,371,857)......................                      2,378,345
                                                        ------------
SHORT-TERM SECURITIES - 18.29%
  Triparty Repurchase Agreement dated
   June 30, 2000 with Prudential
   Securities, Inc., effective yield
   of 5.75%, due July 3, 2000,
   collateralized by FHLMC, 7.50%,
   April 1, 2028 with a value of
   $10,546,583.......................  $10,339,624        10,339,624
                                                        ------------
  Total Short-Term Securities (cost:
    $10,339,624).....................                     10,339,624
                                                        ------------
TOTAL SECURITIES (COST:
  $62,569,530) - 116.56%.............                     65,889,461
OTHER ASSETS AND LIABILITIES,
  NET - (16.56)%.....................                     (9,361,325)
                                                        ------------
NET ASSETS - 100.00%.................                   $ 56,528,136
                                                        ============

Atlas Emerging Growth Fund
--------------------------------------------------------------------
                                         shares or          value
                                        face amount       (note 1)
                                      ---------------    -----------
COMMON STOCKS - 79.91%
  Aerospace/Defense - .45%
   Armor Holdings, Inc. (b).........        10,000       $   130,000
  Banks - 2.01%
   Investors Financial Services
   Corp. ...........................        10,000           396,875
   Labranche & Co., Inc. (b)........        12,900           185,438
  Broadcasting - .93%
   Citadel Communications Corp.
   (b)..............................         5,000           174,688
   New Frontier Media, Inc. (b).....        13,000            95,063
  Chemicals - .65%
   Cabot Microelectronics Corp.
   (b)..............................         4,100           187,575
  Communication Equipment - 4.59%
   Advanced Fibre Communications,
   Inc. (b).........................         4,300           194,844
   Audiovox Corp. (b)...............         5,800           127,963
   Aware, Inc. (b)..................           900            46,013
   Com21, Inc. (b)..................         5,700           142,500
   Efficient Networks, Inc. (b).....         3,000           220,688
   Extreme Networks, Inc. (b).......         1,300           137,150
   Inet Technologies, Inc. (b)......         2,500           135,625

Atlas Emerging Growth Fund                               (continued)
--------------------------------------------------------------------
                                         shares or          value
                                        face amount       (note 1)
                                      ---------------    -----------
   International FiberCom, Inc.
   (b)..............................         7,300       $   186,150
   ViaSat, Inc. (b).................         2,600           141,050
  Computer Hardware - 4.59%
   ActivCard S.A. (b)...............         3,300            63,525
   Cobalt Networks, Inc. (b)........         2,200           127,325
   Creo Products, Inc. (b)..........         7,600           172,900
   M-Systems Flash Disk Pioneers,
   Ltd. (b).........................         1,500           116,813
   Network Appliance, Inc. (b)......         3,200           257,600
   Optimal Robotics Corp. (b).......         5,500           211,063
   SanDisk Corp. (b)................         3,200           195,800
   Splash Technology Holdings, Inc.
   (b)..............................         3,900            30,713
   Xircom, Inc. (b).................         3,300           156,750
  Computer Services - 6.02%
   Anicom, Inc. (b).................        16,800            63,000
   AppNet, Inc. (b).................         3,700           133,200
   Art Technology Group, Inc. (b)...         2,600           262,438
   Braun Consulting, Inc. (b).......         5,000           105,625
   iBasis, Inc. (b).................         4,000           172,250
   Inforte Corp. (b)................         3,500           126,000
   Internet Pictures Corp. (b)......         7,100           107,388
   Madge Networks N.V. (b)..........        14,900            67,981
   MedQuist, Inc. (b)...............           439            14,926
   Pivotal Corp. (b)................         3,600            84,600
   Predictive Systems, Inc. (b).....         2,400            86,250
   Turnstone Systems, Inc. (b)......           900           149,105
   Universal Access, Inc. (b).......         2,300            56,350
   WatchGuard Technologies, Inc.
   (b)..............................         3,400           186,788
   WebTrends Corp. (b)..............         3,400           131,538
  Computer Software - 17.16%
   Accrue Software, Inc. (b)........         3,350           118,925
   Active Software, Inc. (b)........         2,600           201,988
   Advent Software, Inc. (b)........        12,600           812,700
   Allaire Corp. (b)................         2,000            73,500
   Bluestone Software, Inc. (b).....         4,600           118,163
   Data Return Corp. (b)............         3,200            92,800
   Exchange Applications, Inc.
   (b)..............................         4,600           122,475
   Informatica Corp. (b)............         3,200           262,200
   Interactive Intelligence, Inc.
   (b)..............................         5,000           187,500
   ISS Group, Inc. (b)..............         1,800           177,722
   Metasolv Software, Inc. (b)......         1,000            44,000
   Micromuse, Inc. (b)..............         3,600           595,744
   NetIQ Corp. (b)..................         6,600           393,525
   Numerical Technologies, Inc.
   (b)..............................         2,400           116,700
   Portal Software, Inc. (b)........         2,500           159,688
   Primus Knowledge Solutions, Inc.
   (b)..............................         3,200           144,000
   Project Software & Development,
   Inc. (b).........................         3,600            64,800
   Psion plc........................        14,000           135,550
   Quest Software, Inc. (b).........         3,100           171,663
   SERENA Software, Inc. (b)........         8,200           372,332
   Software.com, Inc. (b)...........         1,500           194,813
   SonicWall, Inc. (b)..............         2,100           184,931
   TenFold Corp. (b)................         3,800            62,463
   Verity, Inc. (b).................         4,500           171,000
  Consumer Services - 1.60%
   Getty Images, Inc. (b)...........         4,200           155,663
   Heidrick & Struggles
   International, Inc. (b)..........         4,900           309,313

Statements of Investments in Securities and Net Assets             June 30, 2000
                                                                     (unaudited)
--------------------------------------------------------------------------------

Atlas Emerging Growth Fund                               (continued)
--------------------------------------------------------------------
                                         shares or          value
                                        face amount       (note 1)
                                      ---------------    -----------
  Diversified Media - .81%
   LifeMinders.com, Inc. (b)........         3,500       $   103,469
   True North Communications,
   Inc. ............................         3,000           132,000
  Drugs/Bio-Pharmaceuticals - 2.91%
   Abgenix, Inc. (b)................         2,400           287,663
   Cubist Pharmaceuticals, Inc.
   (b)..............................         4,600           226,550
   CV Therapeutics, Inc. (b)........         3,600           249,525
   XOMA, Ltd. (b)...................        18,700            80,040
  Education - 1.01%
   Corinthian Colleges, Inc. (b)....         6,000           140,625
   ProsoftTraining.com (b)..........         9,000           151,313
  Electrical Equipment - .85%
   KEMET Corp. (b)..................         4,600           115,288
   Vishay Intertechnology, Inc.
   (b)..............................         3,450           130,884
  Electronics - 8.91%
   Act Manufacturing, Inc. (b)......         3,300           153,244
   Advanced Energy Industries, Inc.
   (b)..............................         2,500           147,344
   Alpha Industries, Inc. (b).......         4,000           176,250
   ANADIGICS, Inc. (b)..............         1,900            64,719
   ASM International NV (b).........         6,300           166,950
   ATMI, Inc. (b)...................         6,000           279,000
   Brooks Automation, Inc. (b)......         3,800           242,963
   Chartered Semiconductor
   Manufacturing, Ltd. (b)..........         1,100            99,000
   DDi Corp. (b)....................         2,200            62,700
   DSP Group, Inc. (b)..............         3,700           207,200
   Intersil Holding Corp. (b).......         3,900           210,844
   InterTAN, Inc. (b)...............         8,000            94,000
   Metron Technology NV (b).........         5,100            64,308
   Photon Dynamics, Inc. (b)........         2,800           209,125
   Silicon Image, Inc. (b)..........         1,000            49,875
   Virata Corp. (b).................         6,000           357,750
  Energy Services - .75%
   Cal Dive International, Inc.
   (b)..............................         4,000           216,750
  Entertainment - 1.51%
   Cinar Films, Inc., Cl .B
   (b)(f)...........................        13,800            82,110
   Imax Corp. (b)...................         5,000           113,750
   Macrovision Corp. (b)............         3,800           242,903
  Health Care/Drugs - 4.11%
   Lynx Therapeutics, Inc. (b)......         5,500           261,594
   Neurocrine Biosciences, Inc.
   (b)..............................         9,100           323,619
   PRAECIS Pharmaceuticals, Inc.
   (b)..............................         7,900           220,213
   Repligen Corp. (b)...............         2,000            12,563
   Syncor International Corp. (b)...         3,700           266,400
   Ventana Medical Systems, Inc.
   (b)..............................         4,600           108,100
  Health Care/Supplies &
   Services - 1.34%
   EP MedSystems, Inc. (b)..........        15,800            77,025
   Zoll Medical Corp. (b)...........         2,400           117,600
   Renal Care Group, Inc. (b).......         8,000           195,625
  Industrial Services - 5.81%
   Asyst Technologies, Inc. (b).....         7,400           253,450
   Corporate Executive Board Co.
   (b)..............................         8,700           520,913
   Keynote Systems, Inc. (b)........         3,100           218,744
   National Computer Systems,
   Inc. ............................         3,400           167,450
   Source Information Management Co.
   (b)..............................         7,700           117,425
   Tetra Tech, Inc. (b).............        17,900           409,463

Atlas Emerging Growth Fund                               (continued)
--------------------------------------------------------------------
                                         shares or          value
                                        face amount       (note 1)
                                      ---------------    -----------
  Insurance - .42%
   Advance Paradigm, Inc. (b).......         6,000       $   123,000
  Leasing & Factoring - .52%
   MicroFinancial, Inc. ............        15,000           150,000
  Leisure - .63%
   Handleman Co. (b)................        14,600           182,500
  Manufacturing - 1.45%
   AstroPower, Inc. (b).............         7,000           189,875
   Koala Corp. (b)..................        10,000           141,250
   PRI Automation, Inc. (b).........         1,400            91,547
  Printing, Publishing & Allied Products - .12%
   T/R Systems, Inc. (b)............         5,300            33,788
  Restaurants - 2.12%
   Buca, Inc. (b)...................        18,300           285,938
   P.F. Chang's China Bistro, Inc.
   (b)..............................        10,300           328,956
  Specialty Retailing - 2.83%
   Copart, Inc. (b).................        11,400           182,400
   Factory 2-U Stores, Inc. (b).....         7,000           264,688
   School Specialty, Inc. (b).......        10,100           187,481
   Tweeter Home Entertainment Group,
   Inc. (b).........................         6,100           185,288
  Telecommunications - Long Distance - 3.95%
   Clarent Corp. (b)................         1,900           135,850
   Corsair Communications, Inc.
   (b)..............................         2,600            74,750
   MGC Communications, Inc. (b).....         8,000           479,500
   MRV Communications, Inc. (b).....         2,000           134,500
   Network Plus Corp. (b)...........         4,900            69,519
   Startec Global Communications
   Corp. (b)........................         6,000            64,125
   Triton PCS Holdings, Inc., Cl. A
   (b)..............................         2,600           150,150
   Z-Tel Technologies, Inc. (b).....         3,100            37,200
  Wireless - 1.86%
   AirGate PCS, Inc. (b)............         1,400            73,588
   Alamosa PCS Holdings, Inc. (b)...         3,800            79,325
   Dobson Communications Corp.
   (b)..............................         5,700           109,725
   Proxim, Inc. (b).................         2,800           277,113
                                                           ---------
  Total Common Stocks (cost: $18,878,217)                 23,186,090
                                                           ---------
SHORT-TERM SECURITIES - 20.19%
  Triparty Repurchase Agreement
   dated June 30, 2000 with
   Prudential Securities, Inc.,
   effective yield of 5.75%, due
   July 3, 2000, collateralized by
   FHLMC, 7.50%, April 1, 2028 with
   a value of $5,975,375............    $5,858,188         5,858,188
                                                           ---------
  Total Short-Term Securities (cost: $5,858,188)           5,858,188
                                                           ---------
TOTAL SECURITIES (COST: $24,736,405) - 100.10%            29,044,278
OTHER ASSETS AND LIABILITIES, NET - (.10)%                   (27,250)
                                                           ---------
NET ASSETS - 100.00%                                     $29,017,028
                                                           ---------
                                                           ---------

      The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

Atlas Global Growth Fund
--------------------------------------------------------------------
                                        shares or          value
                                       face amount        (note 1)
                                     ---------------    ------------
COMMON STOCKS - 91.48%
  Automotive - 3.71%
   Autoliv, Inc. ..................          7,300      $    179,304
   General Motors Corp. ...........         28,900         1,678,006
   Porsche AG, Preference..........          1,160         3,161,197
  Bank Holding Companies - 1.60%
   Bank One Corp. .................         18,800           499,375
   Royal Bank of Scotland Group PLC
   (The)...........................         99,150         1,661,567
  Banks - 1.06%
   Australia & New Zealand Banking
   Group, Ltd. ....................        188,100         1,440,195
  Broadcasting - 4.07%
   Canal Plus......................          3,903           656,841
   Grupo Televisa SA, Sponsored GDR
   (b).............................         21,870         1,507,663
   ProSieben Media AG,
   Preference......................          9,145         1,145,523
   Television Broadcast, Ltd.
   (b).............................        131,500           877,116
   Television Francaise 1..........         18,800         1,312,289
  Broker-Dealers - 1.06%
   Lehman Brothers Holdings,
   Inc. ...........................         15,100         1,427,894
  Building Materials - .96%
   Hanson Trust PLC................        183,700         1,299,858
  Cable Television - .15%
   TeleWest Communications PLC
   (b).............................         60,299           208,305
  Chemicals - 1.37%
   International Flavors &
   Fragrances, Inc. ...............         61,180         1,846,871
  Communication Equipment - 6.97%
   Alcatel Alsthom.................         64,450         4,233,781
   L.M. Ericsson Telephone Co., Cl.
   B, ADR..........................         61,200         1,224,000
   Nokia Corp., Cl. A, Sponsored
   ADR.............................         25,080         1,252,433
   QUALCOMM, Inc. (b)..............         19,520         1,171,200
   Scientific-Atlanta, Inc. .......         20,860         1,554,070
  Computer Hardware - 1.46%
   International Business Machines
   Corp. ..........................          5,010           548,908
   Sun Microsystems, Inc. (b)......         15,700         1,427,719
  Computer Services - 2.04%
   Cap Gemini Sogeti SA............          6,800         1,199,649
   Getronics NV....................        101,280         1,564,030
  Computer Software - 6.91%
   America Online, Inc. (b)........         10,100           523,680
   Cadence Design Systems, Inc.
   (b).............................        221,800         4,519,175
   Intuit, Inc. (b)................          9,400           388,925
   Lernout & Hauspie Speech
   Products NV (b).................         23,600         1,039,875
   Oracle Corp. (b)................         16,980         1,427,381
   Sybase, Inc. (b)................         63,200         1,453,600
  Conglomerate - 1.42%
   Bombadier, Inc., Cl. B..........         70,800         1,920,917
  Consumer Finance - 1.14%
   Federal National Mortgage
   Association.....................         29,510         1,540,053
  Diversified Financial - 4.65%
   American Express Co. ...........         15,600           813,150
   Associates First Capital
   Corp. ..........................          4,900           109,331
   Citigroup, Inc. ................         19,400         1,168,850
   Credit Saison Co., Ltd. ........         35,000           809,896

Atlas Global Growth Fund                                 (continued)
--------------------------------------------------------------------
                                        shares or          value
                                       face amount        (note 1)
                                     ---------------    ------------
   DePfa Deutsche Pfandbriefbank
   AG..............................          5,600      $    562,781
   ICICI, Ltd., Sponsored ADR......         67,900         1,273,125
   MBNA Corp. .....................         57,500         1,559,688
  Diversified Media - 1.01%
   Singapore Press Holdings,
   Ltd. ...........................         87,000         1,358,589
  Drugs & Health Care - 8.19%
   American Home Products Corp. ...         23,700         1,392,375
   Amgen, Inc. (b).................         18,660         1,310,865
   Eisai Co., Ltd. ................         40,000         1,279,278
   Fresenius AG, Preference........         13,700         3,130,886
   Genset, Sponsored ADR (b).......         19,200           444,000
   Gilead Sciences, Inc. (b).......         21,600         1,536,300
   Millenium Pharmaceuticals, Inc.
   (b).............................          7,500           839,063
   Pfizer, Inc. ...................         17,300           830,400
   Pliva d.d., Sponsored GDR
   (a)(b)..........................         30,450           316,680
  Drugs/Bio-Pharmaceuticals - 3.44%
   Affymetrix, Inc. (b)............          3,900           643,988
   Elan Corp. PLC ADR (b)..........         44,200         2,140,938
   Human Genome Sciences, Inc.
   (b).............................          6,400           853,600
   Oxford GlycoSciences PLC........          7,900           224,439
   Serono SA.......................            900           751,105
   Taisho Pharmaceutical Co.,
   Ltd. ...........................          1,260            45,038
  Electronics - 12.01%
   Hirose Electric Co., Ltd. ......          4,000           621,202
   Koninklijke (Royal) Philips
   Electronics N.V. ...............         27,200         1,284,827
   Kyocera Corp. ..................          7,800         1,319,932
   National Semiconductor Corp.
   (b).............................         73,600         4,176,800
   Nikon Corp. ....................         10,000           369,674
   Samsung Electronics Co. ........          4,892         1,618,749
   Sanmina Corp. (b)...............          5,400           461,700
   Sharp Corp. ....................         62,000         1,093,500
   Solectron Corp. (b).............         13,100           548,563
   STMicroelectronics NV (b).......         19,800         1,270,913
   Toshiba Corp. ..................        309,000         3,479,193
  Environmental Management - .92%
   Rentokil Initial PLC............        548,710         1,247,108
  Food & Beverages - 2.75%
   Bass PLC........................        193,000         2,172,782
   Cadbury Schweppes PLC...........        188,050         1,236,611
   Dairy Farm International
   Holdings, Ltd. .................        526,312           315,787
  Healthcare/Supplies &
   Services - 2.84%
   ALZA Corp. (b)..................         27,900         1,649,588
   C.R. Bard, Inc. ................         45,500         2,189,688
  Homebuilders - .05%
   IRSA Inversiones y
   Representaciones SA.............         30,413            69,965
  Hotel/Gaming - .55%
   International Game Technology...         28,100           744,650
  Industrial Services - 1.84%
   Manpower, Inc. .................         35,600         1,139,200
   WPP Group PLC...................         92,080         1,346,364
  Insurance - 2.66%
   Allied Zurich PLC (b)...........        118,090         1,398,338
   American International Group,
   Inc. ...........................         10,962         1,288,035
   AXA SA..........................          5,740           905,617
  Leisure - .84%
   Hasbro, Inc. ...................         38,800           584,425
   Hilton Group PLC................        156,500           550,139

Statements of Investments in Securities and Net Assets             June 30, 2000
                                                                     (unaudited)
--------------------------------------------------------------------------------

Atlas Global Growth Fund                                 (continued)
--------------------------------------------------------------------
                                        shares or          value
                                       face amount        (note 1)
                                     ---------------    ------------
  Manufacturing - 2.72%
   Sidel SA........................         17,500      $  1,421,511
   Societe BIC SA..................         46,140         2,263,308
  Nondurable Household
   Goods - 3.37%
   Reckitt Benckiser PLC...........        255,525         2,865,069
   Wella AG, Preference............         55,200         1,694,310
  Oil & Gas - 1.11%
   BP Amoco PLC ADR................         26,014         1,471,417
   Renaissance Energy, Ltd. (b)....          2,600            25,382
  Printing, Publishing & Allied Products - 1.78%
   Reed International PLC..........        276,740         2,411,070
  Shipping - .65%
   Peninsular and Oriental Steam
   Navigation Co. .................        101,900           873,898
  Specialty Retailing - .35%
   Circuit City Stores.............         14,410           478,232
  Telecommunications - Long Distance - 1.08%
   WorldCom, Inc. (b)..............         31,955         1,465,936
  Telephone - Utility - 1.99%
   DDI Corp. ......................            121         1,160,944
   Tele Norte Leste Participacoes
   SA (Telemar), Preference (b)....     65,593,642         1,534,891
  Wireless - 2.76%
   NTT DoCoMo, Inc. ...............             46         1,241,840
   Telecom Italia Mobile SPA.......        116,840         1,198,781
   Telesp Celular Participacoes SA,
   ADR.............................         28,800         1,292,400
                                                          ----------
  Total Common Stocks (cost: $100,453,265)               123,768,104
                                                          ----------
SHORT-TERM SECURITIES - 8.23%
  Triparty Repurchase Agreement
   dated June 30, 2000 with
   Prudential Securities, Inc.,
   effective yield of 5.75%, due
   July 3, 2000, collateralized by
   FHLMC, 7.50%, April 1, 2028 with
   a value of $11,363,127..........    $11,140,084        11,140,084
                                                          ----------
  Total Short-Term Securities (cost: $11,140,084)         11,140,084
                                                          ----------
TOTAL SECURITIES (COST: $111,593,349) - 99.71%           134,908,188
OTHER ASSETS AND LIABILITIES, NET - .29%                     387,311
                                                          ----------
NET ASSETS - 100.00%                                    $135,295,499
                                                          ----------
                                                          ----------

Atlas Growth and Income Fund
---------------------------------------------------------------------
                                        shares or           value
                                       face amount         (note 1)
                                       ------------      ------------
COMMON STOCKS - 71.53%
  Agricultural Biotechnology - .98%
   Biogen, Inc. (b)..................        75,000      $  4,837,500
  Bank Holding Companies - 2.18%
   Bank of America Corp. ............       250,000        10,750,000
  Beverages - 3.03%
   Anheuser-Busch Companies, Inc. ...       200,000        14,937,500

Atlas Growth and Income Fund                              (continued)
---------------------------------------------------------------------
                                        shares or           value
                                       face amount         (note 1)
                                       ------------      ------------
  Communication Equipment - 6.25%
   Cisco Systems, Inc. (b)...........       120,000      $  7,627,500
   Nokia Corp., Cl. A, Sponsored
   ADR...............................        40,000         1,997,500
   Nortel Networks Corp. ............       310,000        21,157,500
  Computer Hardware - 6.35%
   Agilent Technologies, Inc. (b)....         9,535           703,206
   EMC Corp. (b).....................       356,560        27,432,835
   Hewlett-Packard Co. ..............        25,000         3,121,875
  Computer Software - 3.49%
   Microsoft Corp. (b)...............       183,276        14,662,080
   Oracle Corp. (b)..................        30,000         2,521,875
   Per-Se Technologies, Inc. (b).....            74               694
  Consumer Services - .29%
   Dun & Bradstreet Corp. ...........        50,000         1,431,250
  Department Stores - 4.37%
   Kohl's Corp. (b)..................       200,000        11,125,000
   Wal-Mart Stores, Inc. ............       180,000        10,372,500
  Diversified Financial - 5.98%
   Citigroup, Inc. ..................       240,000        14,460,000
   Household International, Inc. ....       360,000        14,962,500
  Electronics - 15.97%
   Intel Corp. ......................        50,000         6,684,375
   JDS Uniphase Corp. (b)............       520,000        62,335,000
   Motorola, Inc. ...................       180,000         5,231,250
   Waters Corp. (b)..................        35,000         4,368,438
  Energy Services - .84%
   Coastal Corp. ....................        40,000         2,435,000
   Dynegy, Inc., Cl. A...............        25,000         1,707,812
  Food - .27%
   General Mills, Inc. ..............        35,000         1,338,750
  Gas Utilities - 4.43%
   Enron Corp. ......................       338,000        21,801,000
  Health Care/Drugs - .50%
   Amgen, Inc. (b)...................        35,000         2,458,750
  Insurance - 1.51%
   American General Corp. ...........        35,000         2,135,000
   American International Group,
   Inc. .............................        45,057         5,294,198
  Manufacturing - 2.89%
   Tyco International, Ltd. .........       300,000        14,212,500
  Oil - Domestic - 2.90%
   Exxon Mobil Corp. ................       182,015        14,288,178
  Specialty Retailing - 4.64%
   Home Depot, Inc. .................       315,148        15,737,703
   RadioShack Corp. .................       150,000         7,106,250
  Telecommunications - 4.17%
   Corning, Inc. ....................        76,000        20,510,500
  Wireless - .49%
   AT&T Wireless Group (b)...........        87,300         2,433,487
                                                           ----------
  Total Common Stocks (cost: $200,334,224)                352,179,506
                                                           ----------
CONVERTIBLE PREFERRED STOCKS - 2.38%
  Electrical Utilities - .55%
   TXU Corp. ........................        70,000         2,721,250
  Leisure - .90%
   Six Flags, Inc. ..................       100,000         4,450,000
  Telecommunications - Long Distance - .93%
   Global TeleSystems Group, Inc. ...        60,000         1,368,750
   Global TeleSystems Group, Inc.
   (a)...............................       140,000         3,193,750
                                                           ----------
  Total Convertible Preferred Stocks (cost:
   $20,765,178)                                            11,733,750
                                                           ----------

      The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

Atlas Growth and Income Fund                              (continued)
---------------------------------------------------------------------
                                        shares or           value
                                       face amount         (note 1)
                                       ------------      ------------
UNITED STATES TREASURY NOTES & BONDS - 2.12%
   5.625% due 12/31/02...............  $  2,000,000      $  1,964,376
   5.75% due 11/15/00................  $  2,000,000         1,995,626
   5.875% due 09/30/02...............  $  2,000,000         1,965,626
   5.875% due 11/15/05...............  $  1,000,000           988,438
   6% due 08/15/00...................  $    500,000           500,000
   6% due 07/31/02...................  $    500,000           495,625
   6.125% due 08/15/07...............  $  1,000,000           994,063
   6.375% due 08/15/27...............  $  1,000,000         1,028,438
   6.50% due 05/15/05................  $    500,000           505,469
                                                           ----------
  Total U.S. Treasury Notes & Bonds (cost:
   $10,452,626)                                            10,437,661
                                                           ----------
SHORT-TERM SECURITIES - 23.62%
  Triparty Repurchase Agreement dated
   June 30, 2000 with Prudential
   Securities, Inc., effective yield
   of 5.75%, due July 3, 2000,
   collateralized by FHLMC, 7.50%,
   April 1, 2028 with a value of
   $17,722,589 and by FHLMC, 6%, July
   1, 2029 with a value of
   $100,876,282......................  $116,273,138       116,273,138
                                                           ----------
  Total Short-Term Securities (cost: $116,273,138)        116,273,138
                                                           ----------
TOTAL SECURITIES (COST: $347,825,166) - 99.65%            490,624,055
OTHER ASSETS AND LIABILITIES, NET - .35%                    1,731,013
                                                           ----------
NET ASSETS - 100.00%                                     $492,355,068
                                                           ----------
                                                           ----------

Atlas Strategic Growth Fund
--------------------------------------------------------------------
                                        shares or          value
                                       face amount        (note 1)
                                       -----------      ------------
COMMON STOCKS - 80.81%
  Broadcasting - 3.10%
   Infinity Broadcasting Corp. (b)...      65,000       $  2,368,438
   Univision Communications, Inc.
   (b)...............................      29,000          3,001,500
  Broker-Dealers - .58%
   Charles Schwab Corp. .............      30,000          1,008,750
  Communication Equipment - 11.54%
   CIENA Corp. (b)...................      12,000          2,000,250
   Cisco Systems, Inc. (b)...........      70,000          4,449,375
   Lucent Technologies, Inc. ........      20,000          1,185,000
   Nokia Corp., Cl. A, ADR...........      91,200          4,554,300
   Nortel Networks Corp. ............     114,400          7,807,800
  Computer Hardware - 5.73%
   Dell Computer Corp. (b)...........      28,000          1,380,750
   EMC Corp. (b).....................      86,000          6,616,625
   Gateway, Inc. (b).................      15,000            851,250
   Lexmark International Group, Inc.,
   Cl. A (b).........................      16,100          1,082,725
  Computer Services - 1.82%
   Applied Micro Circuits Corp.
   (b)...............................      32,000          3,160,000
  Computer Software - 6.14%
   BEA Systems, Inc. (b).............       6,000            296,625

Atlas Strategic Growth Fund                              (continued)
---------------------------------------------------------------------
                                        shares or          value
                                       face amount        (note 1)
                                       -----------      ------------
   Citrix Systems, Inc. (b)..........      30,600       $    579,488
   Microsoft Corp. (b)...............      40,000          3,200,000
   Oracle Corp. (b)..................      29,900          2,513,469
   VeriSign, Inc. (b)................       5,000            882,500
   Veritas Software Corp. (b)........      28,000          3,164,437
  Department Stores - 3.54%
   Kohl's Corp. (b)..................      74,000          4,116,250
   Wal-Mart Stores, Inc. ............      35,000          2,016,875
  Diversified Financial - 1.74%
   Citigroup, Inc. ..................      50,000          3,012,500
  Drugs/Bio-Pharmaceuticals - 1.54%
   Immunex Corp. (b).................      54,000          2,669,625
  Electric Utilities - 1.40%
   AES Corp. (The) (b)...............      53,400          2,436,375
  Electrical Equipment - 5.26%
   E-Tek Dynamics, Inc. (b)..........      30,000          7,914,375
   Integrated Device Technology, Inc.
   (b)...............................      20,000          1,197,500
  Electronics - 22.12%
   Broadcom Corp. (b)................       4,000            875,750
   Intel Corp. ......................      23,100          3,088,181
   JDS Uniphase Corp. (b)............     137,104         16,435,342
   LSI Logic Corp. (b)...............      20,000          1,082,500
   SDL, Inc. (b).....................      28,000          7,985,250
   Texas Instruments, Inc. ..........      30,000          2,060,625
   Vitesse Semiconductor Corp. (b)...      45,000          3,310,313
   Waters Corp. (b)..................      28,000          3,494,747
  Entertainment - .01%
   Royal Caribbean Cruises, Ltd. ....       1,200             22,200
  Gas Utilities - 1.60%
   Enron Corp. ......................      43,000          2,773,500
  Manufacturing - 3.14%
   Tyco International, Ltd. .........     115,000          5,448,125
  Specialty Retailing - 7.37%
   Best Buy Co., Inc. (b)............      46,000          2,909,500
   Home Depot, Inc. .................      75,000          3,745,313
   RadioShack Corp. .................      65,000          3,079,375
   Tiffany & Co. ....................      45,000          3,037,500
  Telecommunications - 3.74%
   Corning, Inc. ....................      24,000          6,477,000
  Wireless - .44%
   AT&T Wireless Group (b)...........      27,500            766,563
                                                          ----------
  Total Common Stocks (cost: $98,276,865)                140,058,566
                                                          ----------
SHORT-TERM SECURITIES - 19.07%
  Triparty Repurchase Agreement dated
   June 30, 2000 with Prudential
   Securities, Inc., effective yield
   of 5.75%, due July 3, 2000,
   collateralized by FHLMC, 7.50%,
   November 1, 2027 with a value of
   $33,713,109.......................  $33,051,927        33,051,927
                                                          ----------
  Total Short-Term Securities (cost: $33,051,927)         33,051,927
                                                          ----------
TOTAL SECURITIES (COST: $131,328,792) - 99.88%           173,110,493
OTHER ASSETS AND LIABILITIES, NET - .12%                     201,202
                                                          ----------
NET ASSETS - 100.00%                                    $173,311,695
                                                          ----------
                                                          ----------

Statements of Investments in Securities and Net Assets             June 30, 2000
                                                                     (unaudited)
--------------------------------------------------------------------------------

Atlas California Municipal Bond Fund
--------------------------------------------------------------------
                                                           value
                                       face amount        (note 1)
                                       -----------      ------------
BONDS - 97.65%
  A B C Unified School District,
   Capital Appreciation, FGIC
   Insured, Series B, 0% due
   08/01/23..........................  $2,000,000       $    516,620
  Abag Financing Authority For
   Nonprofit Corps., Schools of
   Sacred Heart, Series A,
   6.15% due 06/01/15................   1,000,000          1,012,240
   6.45% due 06/01/30................   1,100,000          1,108,844
  Anaheim Public Financing Authority,
   Lease Revenue Capital
   Appreciation, Series C, FSA
   Insured, 0% due 09/01/32..........   5,000,000            735,650
  Anaheim Public Financing Authority,
   Lease Revenue Public Improvements
   Project, Series A, FSA Insured, 5%
   due 03/01/37......................   6,000,000          5,309,820
  Brea, Public Finance Authority
   Revenue Tax Allocation,
   Redevelopment Project AB,
   Unrefunded, Series A, MBIA
   Insured, 6.75% due 08/01/22.......     660,000            687,258
  Burbank, Glendale, Pasadena Airport
   Authority, Airport Revenue
   Refunding, AMBAC Insured, 6.40%
   due 06/01/10......................   2,000,000          2,063,840
  Central Coast Water Authority,
   Revenue Refunding, State Water
   Project, Regional Facilities,
   Series A, AMBAC Insured, 5% due
   10/01/22..........................   3,250,000          3,003,390
  Contra Costa Water District, Water
   Treatment Revenue Refunding,
   Series G, MBIA Insured, 5.90% due
   10/01/08..........................   3,600,000          3,830,472
  Elk Grove Unified School District,
   Special Tax Refunding, Community
   Facilities District 1, AMBAC
   Insured, 6.50% due 12/01/24.......   1,500,000          1,676,250
  Foothill/Eastern Corrider Agency,
   Toll Road Revenue, 5.75%
   01/15/40..........................   5,200,000          4,877,860
  Kern High School District
   Refunding, MBIA Insured, Series
   1990-C, 6.25% due 08/01/12........   1,200,000          1,338,240
  Long Beach Harbor Revenue, AMT,
   MBIA Insured, 5.25% due
   05/15/25..........................   2,000,000          1,851,000
  Los Angeles, COP, AMBAC Insured,
   Sonnenblick Del Rio, 6% due
   11/01/19..........................   2,000,000          2,083,340
  Los Angeles, Harbor Development
   Revenue, 7.60% due 10/01/18.......     140,000            171,752
  Los Angeles, Wastewater System
   Revenue Refunding,
   Series A, MBIA Insured, 5.875% due
   06/01/24..........................   2,250,000          2,270,543
   Series B, AMBAC Insured, 6.25% due
   06/01/12..........................   2,500,000          2,638,200
  Los Angeles County, Transportation
   Commission, Sales Tax Revenue,
   Proposition C,
   Second Series A, MBIA Insured,
   6.25% due 07/01/13................   8,980,000          9,489,974
   Series B, AMBAC Insured, 6.50% due
   07/01/13..........................   1,750,000          1,817,760
  MSR Public Power Agency, San Juan
   Project Revenue, Series E, MBIA
   Insured, 6.75% due 07/01/11.......   3,000,000          3,126,750

Atlas California Municipal Bond Fund                     (continued)
--------------------------------------------------------------------
                                                           value
                                       face amount        (note 1)
                                       -----------      ------------
  Manhattan Beach Unified School
   District, Series A, FGIC Insured,
   0% due 09/01/16...................  $2,690,000       $  1,092,678
  Marin Municipal Water District
   Water Revenue, MBIA Insured, 5.65%
   due 07/01/23......................   2,000,000          1,991,320
  Maritime Infrastructure Authority,
   Airport Revenue, San Diego
   University, Port District Airport,
   AMT, AMBAC Insured, 5% due
   11/01/20..........................   9,500,000          8,588,095
  Metropolitan Water District,
   Southern California Waterworks
   Revenue, 5.50% due 07/01/19.......   2,500,000          2,476,750
  Modesto Irrigation District COP,
   Refunding and Capital Improvement,
   Series B, 5.30% due 07/01/22......   2,985,000          2,772,826
  Montebello Unified School District,
   Capital Appreciation, FGIC
   Insured, 0% due 08/01/17..........   2,150,000            818,892
  Mountain View, Capital Improvements
   Financing Authority Revenue, City
   Hall Community Theatre, MBIA
   Insured, 6.25% due 08/01/12.......   1,500,000          1,554,405
  Natomas Unified School District,
   1999 Refunding, MBIA Insured,
   5.95% due 09/01/21................   1,000,000          1,051,920
  New Haven Unified School District
   Refunding, MBIA Insured,
   5.75% due 08/01/11................     925,000            944,046
  Northern California Power Agency
   Public Power Revenue Refunding,
   Hydroelectric Project 1, Series A,
   AMBAC Insured, 7.50% due
   07/01/23..........................      50,000             60,707
   MBIA Insured, 6.25% due
   07/01/12..........................   1,500,000          1,567,755
  Oakland Building Authority Lease
   Revenue, Elihu M. Harris, Series
   A, AMBAC Insured, 5% due
   04/01/23..........................   2,330,000          2,123,306
  Orange County, Sanitation
   Districts, COP Numbers 1, 2, and
   3, Series B, FGIC Insured, 6% due
   08/01/16..........................   2,000,000          2,077,360
  Pacifica, COP, Street Improvement
   Project, AMBAC Insured, 5.875% due
   11/01/29..........................   1,105,000          1,111,984
  Palm Springs Financing Authority,
   Airport Passenger Facility Charge
   Revenue, AMT, FSA Insured, 5.125%
   due 01/01/18......................   1,000,000            935,790
  Palo Alto Unified School District,
   Series B, 5.375% due 08/01/18.....   1,250,000          1,232,175
  Pasadena, Electric Revenue, MBIA
   Insured, 4.75% due 08/01/24.......   1,000,000            868,090
  Pomona Unified School District,
   Series C, FGIC Insured, 6% due
   08/01/25..........................     500,000            515,615
  Puerto Rico Commonwealth, Highway &
   Transportation Revenue,
   Infrastructure, 5% due 07/01/28...   2,000,000          1,756,760
   Series A, 5% due 07/01/38.........   5,500,000          4,723,730
  Puerto Rico Commonwealth Refunding,
   5% due 07/01/27...................   1,000,000            882,000
  Puerto Rico Electric Power
   Authority, Power Revenue,
   Series EE, 4.75% due 07/01/24.....   1,000,000            848,820

      The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

Atlas California Municipal Bond Fund                     (continued)
--------------------------------------------------------------------
                                                           value
                                       face amount        (note 1)
                                       -----------      ------------
   Series Z, 5.25% due 07/01/21......  $2,000,000       $  1,874,320
  Puerto Rico Ports Authority,
   American Airlines, Series A, AMT,
   6.30% due 06/01/23................   1,800,000          1,763,568
  Sacramento Municipal Utility
   District, Electric Revenue
   Refunding, Series Z, FGIC Insured,
   6.45% due 07/01/10................   2,500,000          2,598,350
  San Bernardino County, COP, Medical
   Center Financing Project, 5% due
   08/01/28..........................   1,500,000          1,328,895
  San Diego, Public Safety
   Communication Project, 6.50% due
   07/15/09..........................   1,525,000          1,725,278
  San Diego, Water Utility Fund Net
   System Revenue, COP, 4.75% due
   08/01/28..........................   1,000,000            857,720
  San Francisco City and County,
   FGIC Insured, 5.50% due
   06/15/13..........................   1,145,000          1,166,320
   Series E, 6.50% due 06/15/11......   2,220,000          2,268,085
  San Francisco City and County
   Airport Commission, International
   Airport Revenue,
   Issue 1, AMBAC Insured, 6.50% due
   05/01/13..........................   1,200,000          1,260,252
   Issue 1, Prerefunded, AMBAC
   Insured, 6.30% due 05/01/11.......   1,200,000          1,265,580
   Issue 1, Unrefunded, AMBAC
   Insured, 6.30% due 05/01/11.......   1,800,000          1,884,960
   Issue 17, Second Series, FSA
   Insured, 4.75% due 05/01/29.......   2,500,000          2,137,350
   Issue 23B, Second Series, FGIC
   Insured, 5% due 05/01/24..........   3,000,000          2,724,210
  San Francisco City and County Sewer
   Revenue Refunding, AMBAC Insured,
   6% due 10/01/11...................   2,280,000          2,384,036
  San Joaquin Hills Transportation
   Corridor Agency, Toll Road
   Revenue,
   0%/7.40% due 01/01/07 (d).........   1,000,000          1,030,070
   0%/7.50% due 01/01/09 (d).........   1,000,000          1,062,680
  San Jose Redevelopment Agency Tax
   Allocation, Merged Area
   Redevelopment Project Refunding,
   MBIA Insured, 5% due 08/01/20.....   2,500,000          2,306,200
  San Mateo County, Joint Powers
   Authority, Lease Revenue Capital
   Projects, Series A, 5.125% due
   07/15/32..........................   2,145,000          1,954,052
  Sanger Unified School District,
   MBIA Insured, 5.60% due
   08/01/23..........................   2,530,000          2,516,895
  Santa Barbara, Revenue COP,
   Retirement Services, 5.75% due
   08/01/20..........................   2,000,000          2,002,440
  Santa Clara Electric Revenue, 1991,
   Series A, MBIA Insured, 6.25% due
   07/01/19..........................   3,750,000          3,898,913
  Santa Margarita, Dana Point
   Authority Revenue Refunding,
   Improvement District 3, 3A, 4 and
   4A, Series B, MBIA Insured,
   7.25% due 08/01/07................     500,000            580,210
   7.25% due 08/01/13................   2,000,000          2,431,520
  Saugus Unified School District,
   Series A, MBIA Insured, 5.65% due
   09/01/11..........................   2,035,000          2,107,751

Atlas California Municipal Bond Fund                     (continued)
--------------------------------------------------------------------
                                                           value
                                       face amount        (note 1)
                                       -----------      ------------
  South Whittier, Elementary School
   District, Capital Appreciation,
   Series A, FGIC Insured,
   0% due 08/01/13...................  $  500,000       $    250,240
   0% due 08/01/14...................     250,000            117,058
  Southern California Public Power
   Authority Power Project Revenue
   Refunding, Hydroelectric Hoover
   Uprating Project, Series A, 6.625%
   due 10/01/05......................     600,000            627,450
  Southern California Rapid Transit
   District, COP, Workers
   Compensation Fund, MBIA Insured,
   6% due 07/01/10...................   1,000,000          1,033,340
  State, Refunding,
   5% due 10/01/23...................   2,000,000          1,813,520
   Series BH, AMT, 5.60% due
   12/01/32..........................   1,000,000            950,050
  State Department of Water Resources
   Central Valley Project Revenue,
   Series J-2, 6.125% due 12/01/13...   2,225,000          2,262,825
   Series J-3, Prerefunded, 5.50% due
   12/01/23..........................     810,000            819,607
   Series J-3, Unrefunded, 5.50% due
   12/01/23..........................   2,190,000          2,139,170
   Series O, 5% due 12/01/15.........   1,750,000          1,687,945
  State Educational Facilities
   Authority Revenue Refunding,
   Loyola Marymount University, MBIA
   Insured, 5% due 10/01/22..........     700,000            640,234
   Pepperdine University, MBIA
   Insured, 6.10% due 03/15/14.......   2,595,000          2,737,128
   Santa Clara University, MBIA
   Insured, 5.75% due 09/01/18.......   3,255,000          3,287,973
   University of Southern California,
   Series C, 5.125% due 10/01/28.....   1,000,000            915,720
  State Health Facilities Financing
   Authority Revenue Refunding,
   Scripps Health, Series C, MBIA
   Insured, 5% due 10/01/22..........     500,000            451,470
   Stanford Health Care, Series A,
   FSA Insured, 5% due 11/15/28......   1,000,000            885,440
  State Housing Finance Agency
   Revenue Home Mortgage,
   Multi-Family Program,
   Series B, AMT, AMBAC Insured,
   6.05% due 08/01/16................   2,000,000          2,007,480
   Series B, AMT, AMBAC Insured,
   5.25% due 02/01/28................   2,000,000          1,776,740
   Series F, AMT, MBIA Insured, 6.10%
   due 08/01/15......................   1,000,000          1,006,790
   Series H, AMT, 6.15% due
   08/01/16..........................   2,020,000          2,031,352
   Series I, AMT, MBIA Insured, 5.65%
   due 08/01/17......................   1,400,000          1,377,642
   Series K, MBIA Insured, 6.15% due
   08/01/16..........................   3,000,000          3,082,020
   Series L, AMT, MBIA Insured, 5.55%
   due 08/01/05......................     300,000            307,179
   Series Q, MBIA Insured, 5.85% due
   08/01/16..........................   1,000,000          1,014,150
  State Pollution Control Financing
   Authority, Pollution Control
   Revenue, MBIA Insured, Pacific Gas
   & Electric Co., Series B, AMT,
   5.85% due 12/01/23................   1,800,000          1,801,800

Statements of Investments in Securities and Net Assets             June 30, 2000
                                                                     (unaudited)
--------------------------------------------------------------------------------

Atlas California Municipal Bond Fund                     (continued)
--------------------------------------------------------------------
                                                           value
                                       face amount        (note 1)
                                       -----------      ------------
  State Pollution Control
   Financing Authority, Resource
   Recovery Revenue, Waste
   Management, Inc., Series A, AMT,
   7.15% due 02/01/11................  $1,500,000       $  1,513,920
  State Public Works Board, Lease
   Revenue, AMBAC Insured, Various
   University of California Projects,
   Series C, 5.125% due 09/01/22.....   1,475,000          1,374,154
  State Rural Home Mortgage Finance
   Authority, Single Family Revenue
   Refunding, Series C, AMT, 7.50%
   due 08/01/27......................     825,000            900,323
  Statewide Communities Development
   Authority, COP, 6% due 08/01/28...   2,000,000          1,888,720
   Lease Revenue, United Airlines,
   Series A, AMT, 5.70% due
   10/01/33..........................   4,000,000          3,336,480
   Multi-Family Revenue, Archstone/
   LeClub-G, 5.30% due 06/01/29......   2,000,000          1,940,820
   Residential-B, 5.20% due
   12/01/29..........................   2,500,000          2,406,400
  Stockton Health Facilities Revenue,
   Dameron Hospital, Series A, 5.70%
   due 12/01/14......................     200,000            178,702
  Truckee, Donner Public Utility
   District, COP, Water System
   Improvement Project, MBIA Insured,
   6.75% due 11/15/21................   1,000,000          1,053,100
  Turlock Irrigation District Revenue
   Refunding, Series A, MBIA Insured,
   6% due 01/01/10...................     500,000            547,755
  Upland, COP, San Antonio Community
   Hospital, 5% due 01/01/18.........   3,195,000          2,749,234
  Vallejo Revenue Water Improvement
   Project, Series B, FGIC Insured,
   6.50% due 11/01/14................   4,000,000          4,339,520
  Westside Unified School District
   Refunding, Series C, AMBAC
   Insured, 6% due 08/01/14..........     300,000            323,023
                                                        ------------
  Total Bonds (cost: $191,120,377)                       192,310,956
                                                          ----------
VARIABLE RATE DEMAND NOTES* - .81%
  Orange County, Water District, COP,
   Project B, 4.90% due 08/15/15.....     400,000            400,000
  State Health Facilities Financing
   Authority Revenue Refunding,
   Catholic Healthcare, Series A,
   MBIA Insured, 4.25% due
   07/01/09..........................     700,000            700,000
  Statewide Communities Development
   Authority, COP,
   Citrus Valley Partners, Inc.,
   Citrus Valley Medical Center,
   Inc., and Foothill Hospital, MBIA
   Insured, 4% due 04/01/28..........     400,000            400,000
   John Muir/Mt. Diablo Health, AMBAC
   Insured, 4% due 08/15/27..........     100,000            100,000
                                                          ----------
  Total Variable Rate Demand Notes (cost:
    $1,600,000)                                            1,600,000
                                                          ----------
TOTAL SECURITIES (COST: $192,720,377) - 98.46%           193,910,956
OTHER ASSETS AND LIABILITIES, NET - 1.54%                  3,035,613
                                                          ----------
NET ASSETS - 100.00%                                    $196,946,569
                                                          ----------
                                                          ----------

Atlas National Municipal Bond Fund
--------------------------------------------------------------------
                                                           value
                                       face amount        (note 1)
                                       -----------      ------------
BONDS - 95.08%
  A B C California Unified School
   District, Capital Appreciation,
   Series B, FGIC Insured, 0% due
   08/01/24..........................  $1,715,000       $    416,796
  Alabama State Docks Department,
   Docks Facilities Revenue, AMT,
   MBIA Insured, 6.10% due
   10/01/13..........................   1,000,000          1,041,700
  Anchorage, Alaska, Electric Utility
   Revenue Refunding, Senior Lien,
   MBIA Insured, 8% due 12/01/10.....     985,000          1,209,117
  Birmingham, Michigan, City School
   District, FSA Insured, 4.75% due
   11/01/24..........................   2,000,000          1,700,140
  Chicago, Illinois, Metropolitan
   Water Reclamation District,
   Greater Chicago Capital
   Improvement, 7.25% due 12/01/12...   1,500,000          1,783,245
  Chicago, Illinois, Park District
   Aquarium & Museum, Series B, 6.50%
   due 11/15/13......................   1,500,000          1,622,595
  Chicago, Illinois, Public Building
   Commission Mortgage Revenue, Board
   of Education, Series A, MBIA
   Insured, 7.125% due 01/01/15......     125,000            128,035
  Cleveland, Ohio, Waterworks Revenue
   First Mortgage Refunding, Series
   F-92B, AMBAC Insured, 6.25% due
   01/01/16..........................   1,000,000          1,037,630
  Colorado, Housing Finance
   Authority, Single Family Program,
   Senior Series A-1, AMT, 7.40% due
   11/01/27..........................     740,000            809,368
  Colorado, Public Highway Authority,
   E-470, Capital Appreciation Senior
   Series B, MBIA Insured, 0% due
   09/01/21..........................   2,000,000            561,680
  Colorado Springs, Colorado,
   Utilities Revenue, Unrefunded
   Balance, Series A, 6.50% due
   11/15/15..........................   2,000,000          2,084,780
  Cook County, Illinois, MBIA
   Insured, 7.25% due 11/01/07.......     620,000            704,611
  Dallas, Fort Worth, Texas,
   International Airport Facility
   Improvement Revenue, American
   Airlines, AMT, 6.375% due
   05/01/35..........................   1,000,000            928,490
  Delaware Valley, Pennsylvania,
   Regional Financing Authority,
   Local Government Revenue, Series
   A, AMBAC Insured, 5.50% due
   08/01/28..........................   1,000,000            965,850
  Foothill/Eastern Corridor Agency,
   California, Toll Road Refunding,
   5.75% due 01/15/40................   1,000,000            938,050
  Harris County, Texas, Toll Road
   Revenue Refunding, Senior Lien,
   FGIC Insured, 5.375% due
   08/15/20..........................   1,000,000            954,400
  Illinois Health Facilities
   Authority Revenue Refunding,
   Northwestern Medical Facilities
   Foundation, MBIA Insured, 5.125%
   due 11/15/28......................   1,000,000            865,660
  Indianapolis, Indiana, Airport
   Authority Revenue, Special
   Facilities, Federal Express Corp.,
   AMT, 7.10% due 01/15/17...........     500,000            517,795

      The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

Atlas National Municipal Bond Fund                       (continued)
--------------------------------------------------------------------
                                                           value
                                       face amount        (note 1)
                                       -----------      ------------
  Jones County, Mississippi Hospital
   Revenue, South Central Regional
   Medical Center, 5.50% due
   12/01/17..........................  $1,000,000       $    836,600
  Kansas City, Kansas, Utility System
   Revenue, Unrefunded Balance, FGIC
   Insured, 6.375% due 09/01/23......   1,010,000          1,051,067
  Kern, California, High School
   District, Series 1990-C Election,
   MBIA Insured, 6.25% due
   08/01/10..........................     545,000            612,209
  Lakota, Ohio, Local School
   District, AMBAC Insured, 7% due
   12/01/09..........................   1,740,000          1,995,971
  Louisiana Public Facilities
   Authority Hospital Revenue, Touro
   Infirmary Project, Series A,
   5.50% due 08/15/19................   1,000,000            851,510
   5.625% due 08/15/29...............   1,000,000            828,890
  Maine State Housing Authority
   Mortgage Purchase, Series A-1,
   AMT, AMBAC Insured, 6.40% due
   11/15/14..........................   1,400,000          1,410,178
  Maricopa County, Arizona, Unified
   School District 69, Paradise
   Valley Refunding, MBIA Insured,
   6.35% due 07/01/10................     600,000            661,956
  Massachusetts State Health and
   Educational Facilities Authority
   Revenue, Northeastern University,
   Series E, MBIA Insured, 6.55% due
   10/01/22..........................     500,000            524,995
  Massachusetts State Industrial
   Financing Agency Revenue,
   Wentworth Institute of Technology,
   5.65% due 10/01/18................     500,000            466,835
  Metropolitan Pier & Exposition
   Authority, Illinois, Dedicated
   State Tax Revenue, McCormick Place
   Expansion Project,
   Capital Appreciation, FGIC
   Insured, 0% due 06/15/29..........   4,000,000            688,360
   Prerefunded, Series A, 7.25% due
   06/15/05..........................      35,000             38,549
   Prerefunded, Series A, 7.25% due
   06/15/05..........................     105,000            116,083
   Unrefunded, Series A, 7.25% due
   06/15/05..........................     110,000            120,798
  Metropolitan Transportation
   Authority, New York,
   Transportation Facilities Revenue,
   Series 8, 5.375% due 07/01/21.....   1,000,000            932,700
  Mississippi Higher Education
   Assistance Corp., Student Loan
   Revenue, Series C, AMT, 6.05% due
   09/01/07..........................     625,000            629,181
  Nevada Housing Division, Single
   Family Mortgage, Series C, AMT,
   6.60% due 04/01/14................     855,000            861,584
  New York City, New York, General
   Obligation,
   Series F, 6% due 08/01/11.........     500,000            523,085
   Series I, 5.875% due 03/15/14.....     500,000            510,660
   Series L, 5.75% due 08/01/12......     500,000            512,770
  New York City, New York, Industrial
   Development Agency, Special
   Facilities Revenue, United
   Airlines, Inc., AMT, 5.65% due
   10/01/32..........................   1,000,000            840,160

Atlas National Municipal Bond Fund                       (continued)
--------------------------------------------------------------------
                                                           value
                                       face amount        (note 1)
                                       -----------      ------------
  New York City, New York, Municipal
   Water Finance Authority, Water &
   Sewer Systems Revenue, Series B,
   6% due 06/15/33...................  $1,000,000       $  1,015,210
  New York State Dormitory Authority
   Revenue, Pooled Capital Program,
   FGIC Insured, 7.80% due
   12/01/05..........................      20,000             20,445
  New York State Highway Authority,
   Service Contract Revenue, Local
   Highway and Bridge, 5% due
   04/01/17..........................   1,000,000            908,920
  New York State Urban Development
   Corp. Revenue, Correctional
   Facilities, Series A, 5.50% due
   01/01/16..........................   1,000,000            972,580
  Northern California Power Agency,
   Public Power Revenue Refunding,
   Hydroelectric Project 1, Series A,
   MBIA Insured, 6.25% due
   07/01/12..........................     750,000            783,877
  Philadelphia, Authority for
   Industrial Development Revenue,
   Franklin Institute Project, 5.20%
   due 06/15/26......................   1,000,000            813,930
  Pinal County, Arizona, Unified
   School District 43, Apache JCT,
   Series A, FGIC Insured, 6.80% due
   07/01/09..........................     425,000            479,192
  Puerto Rico Electric Power
   Authority, Power Revenue
   Refunding, Series Z, 5.25% due
   07/01/21..........................   1,000,000            937,160
  Sacramento, California, Municipal
   Utility District Electric Revenue
   Refunding, Series Z, FGIC Insured,
   6.45% due 07/01/10................     600,000            623,604
  Salt Lake City, Utah, Hospital
   Revenue, IHC Hospitals, Inc., MBIA
   Insured, 6.25% due 02/15/23.......   1,500,000          1,519,935
  Superior, Wisconsin, Limited
   Obligation Revenue Refunding,
   Midwest Energy Resources, Series
   E, FGIC Insured, 6.90% due
   08/01/21..........................     500,000            570,370
  Tallassee, Alabama, Industrial
   Development Board Revenue
   Refunding, Dow United Technologies
   Corp., Series B, 6.10% due
   08/01/14..........................   1,000,000          1,071,870
  Texas Health Facilities Development
   Corp., Hospital Revenue, Cook-Fort
   Worth Children's Center Refunding,
   FGIC Insured, 6.25% due
   12/01/12..........................   1,000,000          1,053,590
  Tulsa, Oklahoma, Airport
   Transportation Revenue, American
   Airlines, Inc., AMT, 7.375% due
   12/01/20..........................   2,000,000          2,033,000
  Utah State Board of Regents Student
   Loan Revenue, Series N, AMT, AMBAC
   Insured, 5.90% due 11/01/07.......   1,000,000          1,037,840
  Vermont Educational & Health
   Buildings Financing Agency,
   Norwich University Project, 5.50%
   due 07/01/21......................   1,000,000            875,950
  Washington State Public Power
   Supply System Refunding Revenue,
   Nuclear Project 2, Series A, 7.25%
   due 07/01/06......................     500,000            556,625
                                                          ----------
  Total Bonds (cost: $48,555,984)                         48,558,181
                                                          ----------

Statements of Investments in Securities and Net Assets             June 30, 2000
                                                                     (unaudited)
--------------------------------------------------------------------------------

Atlas National Municipal Bond Fund                       (continued)
--------------------------------------------------------------------
                                                           value
                                       face amount        (note 1)
                                       -----------      ------------
~
VARIABLE RATE DEMAND NOTES* - 3.33%
  Farmington, New Mexico, Pollution
   Control Revenue, Arizona Public
   Service Co., Series B, 4.45% due
   09/01/24..........................  $  700,000       $    700,000
  North Central, Texas, Health
   Facilities Development Corp.
   Revenue, Presbyterian Medical
   Center, Series D, MBIA Insured,
   4.55% due 12/01/15................     400,000            400,000
  Reno, Nevada, Hospital Revenue, St.
   Mary's Regional Medical Center,
   Series B, MBIA insured, 4.55% due
   05/15/23..........................     400,000            400,000
  Wisconsin State Health Facilities
   Authority Revenue, Franciscan
   Health Care, Series A-2, 4.60% due
   01/01/16..........................     200,000            200,000
                                                          ----------
  Total Variable Rate Demand Notes (cost
   $1,700,000)                                             1,700,000
                                                          ----------
TOTAL SECURITIES (COST: $50,255,984) - 98.41%             50,258,181
OTHER ASSETS AND LIABILITIES, NET - 1.59%                    812,443
                                                          ----------
NET ASSETS - 100.00%                                    $ 51,070,624
                                                          ----------
                                                          ----------

Atlas Strategic Income Fund
---------------------------------------------------------------------
                                        face amount          value
                                        or units (j)       (note 1)
                                          ----------        ---------
MORTGAGE-BACKED OBLIGATIONS - 24.44%
  Commercial - 3.08%
   Ameriquest Finance Trust,
   Collateralized Mtg. Obligations,
   Series 2000-1, 8.50% due 05/15/30
   (f)................................  $    200,000      $   193,750
   Asset Securitization Corp.,
   Commercial Mortgage Pass-Through
   Certificates, Series 1997-D5, Cl.
   B2, 6.93% due 02/14/41.............       400,000          228,000
   First Chicago/Lennar Trust,
   Commercial Collateral Strip
   Interest,
   Series 1997-CHL1,
   Cl. D, 8.08% due 05/29/08
   (a)(c)(f)..........................       100,000           62,188
   Cl. E, 8.08% due 02/28/11
   (a)(c)(f)..........................       150,000           87,422
   GMAC Commercial Mortgage
   Securities, Inc.,
   Series 1997-C1,
   Cl. G, 7.414% due 09/30/06.........       120,000           88,050
   Cl. X, 1.641% due 07/15/27.........       975,000           74,039
   Series 1997-C2, Cl. F, 6.75% due
   04/16/29...........................       100,000           57,156
   Morgan Stanley Capital I, Inc.,
   Commercial Sub. Bonds,
   Series 1996-C1, Cl. F, 7.41% due
   05/15/06 (a)(c)....................        97,137           72,185
   Series 1997-HF1, Cl. F, 6.86% due
   02/15/10 (a)(c)(f).................        50,000           40,109
   Series 1997-RR, Cl. D, 7.75% due
   04/30/39 (a)(c)(f).................       200,000          148,469

Atlas Strategic Income Fund                               (continued)
---------------------------------------------------------------------
                                        face amount          value
                                        or units (j)       (note 1)
                                        ------------      -----------
   Series 1997-RR, Cl. E, 7.72% due
   04/30/39 (a)(c)(f).................  $     75,000      $    49,898
   Series 1997-RR, Cl. F, 7.75% due
   04/30/39 (a)(c)(f).................       175,000           97,508
   Series 1997-XL1, Cl. G, 7.70% due
   10/03/30 (a)(c)(f).................        60,000           50,063
   NC Finance Trust, Series 1999-I,
   Cl. ECFD, 8.75% due 12/25/28.......       138,569          129,562
   Resolution Trust Corp., Commercial
   Mortgage Pass-Through Certificates,
   Series 1994-C2, Cl. E, 8% due
   04/25/25 (c).......................       627,469          619,532
   Salomon Brothers Mortgage
   Securities VII, Series 1996-C1, Cl.
   F, 8.89% due 01/20/28..............       250,000          186,875
   Salomon Brothers, Inc., Commercial
   Mortgage Pass-Through Certificates,
   Series 1998-1A, 5% due 12/25/00
   (f)................................        35,495           33,986
   Structured Asset Securities Corp.,
   Commercial Mtg. Pass-Through
   Certificates,
   Series 1995-C4, Cl. E, 8.80% due
   06/25/26 (a)(f)....................        27,688           26,944
   Series 1997-LL1, Cl. F, 7.30% due
   04/12/12 (a).......................        50,000           45,203
  Government Agency - 20.02%
   Federal Home Loan Mortgage Corp.,
   Interest-Only Stripped
   Mortgage-Backed Security, Series
   194, 6.50% due
   04/01/28 (g).......................    10,154,680        3,236,175
   Series 151, Cl. F, 9% due 05/15/21
   (g)................................       236,018          242,939
   Federal National Mortgage
   Association, Collateralized
   Mortgage Obligations, Gtd. Real
   Estate Mortgage Investment Conduit
   Pass-Through Certificates, Series
   1993-202, Class PH, 6.50% due
   02/25/22...........................     1,000,000          970,380
   Federal National Mortgage
   Association, Interest-Only Stripped
   Mortgage-Backed Security, Series
   294, Class 2, 7% due 02/01/28
   (g)................................     1,500,542          476,716
   Federal National Mortgage
   Association,
   6.50% due 05/01/29.................       375,774          354,674
   7% due 07/01/26....................       406,292          392,358
   7% due 01/01/28....................       979,811          945,906
   7.50% due 07/01/29.................       800,000          788,624
   8% due 07/25/27....................       800,000          803,376
   Government National Mortgage
   Association,
   7% due 03/15/28....................     2,540,310        2,470,553
   7% due 03/15/28....................       794,836          773,010
   7% due 03/15/28....................       534,449          519,773
   7% due 07/15/28....................       817,722          795,267
   Government National Mortgage
   Association, Series 1999-27, Gtd.
   Multiclass Mtg. Participation
   Certificates, Cl. PQ, 7, 7.50% due
   08/16/28...........................     2,144,000        2,141,320
  Multi-Family - 1.34%
   Criimi Mae, Inc., Trust I, Series
   1996-C1, Cl. A2, 7.56% due 06/30/33
   (a)................................       100,000           94,742

      The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

Atlas Strategic Income Fund                               (continued)
---------------------------------------------------------------------
                                        face amount          value
                                        or units (j)       (note 1)
                                        ------------      -----------
   Mortgage Capital Funding, Inc.,
   Multi-family Mtg. Pass-Through
   Certificates, Series 1996-MC1, Cl.
   G, 7.15% due 06/15/06 (a)..........  $  1,100,000      $   907,082
                                                            ---------
  Total Mortgage-Backed Obligations (cost:
   $18,951,762)                                            18,203,834
                                                            ---------
U.S. GOVERNMENT OBLIGATIONS - 7.97%
  U.S. Treasury Bonds:
   6.50% due 11/15/26.................       542,000          565,374
   8.875% due 02/15/19................       325,000          417,422
  U.S. Treasury Notes:
   5.50% due 01/31/03 (k)(l)..........     2,115,000        2,070,718
   6% due 08/15/09 (o)................       607,000          602,068
   7% due 07/15/06 (o)................       778,000          805,960
  U.S. Treasury Strips:
   6.85% due 02/15/19 (m)(n)..........     2,500,000          792,048
   Principal, 6.57% due 05/15/05
   (m)(n).............................       924,000          680,017
                                                            ---------
  Total U.S. Government Obligations (cost:
   $6,045,284)                                              5,933,607
                                                            ---------
FOREIGN GOVERNMENT
  OBLIGATIONS - 24.23%
  Argentina - 2.73%
   Argentina (Republic of),
   Bonos de Consolidacion de Deudas,
   Series 1,
   2.81% Bonds due 04/01/07 (ARP)
   (c)................................     1,263,447          814,124
   6.62% Bonds due 04/01/01 (c).......         4,176            1,037
   City of Buenos Aires, Series 3,
   10.50% Notes due 05/28/04 (ARP)....        40,000           33,119
   Global Bonds,
   11.75% due 06/15/15................        60,000           54,300
   12% due 02/01/20...................       195,000          180,765
   12.125% due 02/25/19...............        42,000           39,375
   Series BGL5, 11.375% Global Unsec.
   Unsub. Notes due 01/30/17..........       266,000          238,070
   Unsec. Unsub. Medium-Term Notes,
   8.75% due 07/10/02 (ARP)...........       110,000           98,396
   Unsub. Unsec. Notes, 11.75% due
   04/07/09...........................       616,000          572,833
  Belgium - .97%
   Belgium (Kingdom),
   Series 35, 5.75% Bonds due 09/28/10
   (EUR)..............................       780,000          723,744
  Brazil - 3.49%
   Brazil (Federal Republic of),
   Global Bonds,
   12.25% due 03/06/30................       276,000          253,230
   12.75% due 01/15/20................       225,000          214,335
   Par Bonds, 6% due 04/15/24 (c).....       270,000          176,171
   Unsub. Bonds, 14.50% due
   10/15/09...........................       645,000          689,092
   15 Year New Money Bonds, Bearer,
   7.44% due 04/15/09 (c).............       321,000          268,436
   18 Year Debt Conversion Bonds,
   Bearer, Series L, 7.44% due
   04/15/12 (c).......................       542,000          400,016
   18 Year Debt Conversion Bonds,
   Series D, 7.44% due 04/15/12 (c)...       300,000          221,411
   20 Year Debt Conversion Bonds, 8%
   due 04/15/14 (c)...................       295,538          217,600
   30 Year Discount Bonds, 7.37% due
   04/15/24 (c).......................       200,000          158,000

Atlas Strategic Income Fund                               (continued)
---------------------------------------------------------------------
                                        face amount          value
                                        or units (j)       (note 1)
                                        ------------      -----------
  Bulgaria - .10%
   Bulgaria (Republic of),
   Front-Loaded Interest Reduction
   Bearer Bonds, Tranche A,
   2.75% due 07/28/12 (e).............  $    105,000      $    77,306
  Canada - .07%
   Canada (Government of) Bonds,
   Series J24, 10.25% due 02/01/04
   (CAD)..............................        70,000           53,492
  Colombia - .08%
   Colombia (Republic of), 7.625%
   Unsec. Unsub. Bonds due 02/15/07...        85,000           60,988
  Finland - .25%
   Finland (Republic of), 9.50% Bonds
   due 03/15/04 (EUR).................       168,187          183,587
  France - 2.58%
   France (Government of),
   O.A.T., 5.50% Bonds due 04/25/10
   (EUR)..............................     1,515,000        1,464,317
   Treasury Note, 4.75% due 03/12/02
   (EUR)..............................       480,000          458,426
  Germany - 2.26%
   Germany (Republic of),
   5.375% Bonds due 01/01/10 (EUR)....       800,000          774,157
   7.375% Bonds due 12/02/02 (EUR)....       900,000          906,180
  Great Britain - .64%
   United Kingdom Treasuries, 8% due
   06/10/03 (GBP).....................       300,000          477,857
  Greece - .23%
   Hellenic (Republic of), 8.60% Bonds
   due 03/26/08 (GRD).................    53,300,000          174,078
  Hungary - .28%
   Hungary (Government of) Bonds,
   Series 01/H, 13.50% due
   06/12/01 (HUF).....................    55,380,000          209,259
  Indonesia - .07%
   Indonesia (Republic of), 7.75%
   Unsec. Bonds due 08/01/06..........        70,000           54,950
  Ivory Coast - .03%
   Ivory Coast (Government of) Past
   Due Interest, Series F, 1.90% Bonds
   due 03/29/18 (b)(e) (FRF)..........       952,875           21,530
  Japan - 2.17%
   Japan (Government of), Ten Year
   Issue, Series 141, 3.10% Bonds due
   03/20/06 (JPY).....................   155,100,000        1,613,971
  Mexico - 1.91%
   United Mexican States
   Collateralized Fixed Rate Par
   Bonds, Series W-A, 6.25% Sec. Bonds
   due 12/31/19.......................       100,000           82,750
   United Mexican States Notes, 9.875%
   due 02/01/10.......................       425,000          439,875
   United Mexican States Bonds,
   11.375% due 09/15/16...............       600,000          691,500
   United Mexican States Bonds, 11.50%
   due 05/15/26.......................       175,000          210,438
  Netherlands - .84%
   Netherlands (Government of), 6%
   Bonds due 01/15/06 (EUR)...........       630,000          622,611
  Norway - .45%
   Norway (Government of), 9.50% Bonds
   due 10/31/02 NOK...................     2,690,000          330,386

Statements of Investments in Securities and Net Assets             June 30, 2000
                                                                     (unaudited)
--------------------------------------------------------------------------------

Atlas Strategic Income Fund                               (continued)
---------------------------------------------------------------------
                                        face amount          value
                                        or units (j)       (note 1)
                                        ------------      -----------
  Panama - .15%
   Panama (Republic of), 8.875% Bonds
   due 09/30/27.......................  $    135,000      $   113,738
  Peru - .78%
   Peru (Republic of),
   Past Due Interest, 20 Year, 4.50%
   Bonds due 03/07/17 (e).............       345,000          230,288
   Zero Coupon, Sr. Notes due
   02/28/16...........................       738,350          351,086
  Russia - 2.22%
   Russia (Government of),
   Interest Notes, Series US, 0%
   Debentures due 12/15/15 (b)(c).....         2,017              623
   Principal Loans Debentures, 24
   Years, 7.94% due 12/15/20 (b)(c)...     1,164,000          352,110
   Russian Federation,
   2.25% Bonds due 03/31/30 (b).......     3,110,000        1,155,987
   8.75% Unsec. Unsub. Notes due
   07/24/05...........................       180,000          138,922
   Russian Federation, Registered,
   12.75% Unsec. Unsub. Notes due
   06/24/28...........................         8,000            6,897
  Spain - .73%
   Spain (Kingdom of),
   Bonos y Obligaciondel Estado,
   4% Gtd. Bonds due 07/30/04 (EUR)...       310,000          264,686
   7.90% Bonds due 02/28/02...........       280,000          279,976
  Sweden - .23%
   Sweden (Kingdom of), Series 1034,
   9% Debentures due 04/20/09 (SEK)...     1,200,000          171,844
  Turkey - .40%
   Turkey (Republic of),
   11.75% Bonds due 06/15/10..........       130,000          133,120
   11.875% Sr. Unsec. Unsub. Notes due
   01/15/30...........................        67,000           71,603
   12.375% Sr. Unsub. Bonds due
   06/15/09...........................        90,000           95,400
  Venezuela - .56%
   Venezuela (Republic of),
   7.88% Debentures due 12/18/07
   (c)................................       357,140          291,516
   9.25% Bonds due 09/15/27...........       128,000           84,320
   13.625% Unsec. Bonds due
   08/15/18...........................        40,000           36,767
  Vietnam - .01%
   Vietnam (Government of), 3.25% Par
   Bonds due 03/12/28.................        12,000            3,600
                                                            ---------
  Total Foreign Government Obligations
   (cost: $17,851,140)                                     18,044,195
                                                            ---------
LOAN PARTICIPATIONS - .39%
   Algeria (Republic of),
   Reprofiled Debt Loan Participation
   Notes, Tranche 1, 6.69% due
   09/04/06 (e)(f)....................        51,000           41,820
   Trust 111 Notes, Tranche 3, 6% due
   03/04/10 (e)(f)....................       121,000           93,170
   Central Bank Asia, Series 4, Gtd.
   8.625% Notes due 08/25/02 (c)(f)...        70,000           59,675
   Morocco (Kingdom of) Loan
   Participation Agreement, Tranche A,
   6.84% due 01/01/09 (f).............       105,000           94,080
                                                            ---------
  Total Loan Participations (cost:
   $261,827)..........................                        288,745
                                                            ---------

Atlas Strategic Income Fund                               (continued)
---------------------------------------------------------------------
                                        face amount          value
                                        or units (j)       (note 1)
                                        ------------      -----------
CORPORATE BONDS AND NOTES - 35.52%
  Aerospace - .14%
   Fairchild Corp. (The), Cl. A,
   10.75% Sr. Unsec. Sub. Notes due
   04/15/09...........................  $    100,000      $    69,250
   Greater Toronto Airport, 5.40%
   Debentures due 12/03/02 (CAD)......        55,000           36,376
  Air Travel - .38%
   Amtran, Inc., 10.50 Sr. Notes due
   08/01/04 (a).......................       100,000           92,250
   Atlas Air, Inc.,
   9.375% Sr. Unsec. Notes due
   11/15/06...........................        50,000           48,000
   10.75% Sr. Notes due 08/01/05......        50,000           50,813
   Trans World Airlines, Inc., 11.50%
   Sr. Sec. Notes due 12/15/04........       125,000           91,250
  Apparel & Textiles - .09%
   Indorayon International Finance Co.
   BV, 10% Gtd. Unsec. Unsub. Notes
   due 03/29/01 (b)(f)................       100,000           20,000
   Unifrax Investment Corp., 10.50%
   Sr. Notes due 11/01/03 (f).........        50,000           46,750
  Automotive - .55%
   Collins & Aikman Products Co.,
   11.50% Sr. Unsec. Sub. Notes due
   04/15/06...........................        50,000           48,375
   Hayes Wheels International, Inc.,
   9.125% Sr. Sub. Notes
   due 07/15/07.......................        50,000           44,750
   11% Sr. Sub. Notes due 07/15/06....       100,000           98,250
   HDA Parts System, Inc., 12% Sr.
   Sub. Notes due 08/01/05 (f)........        75,000           50,250
   Oxford Automotive, Inc., Series D,
   10.125% Sr. Unsec. Sub. Notes due
   06/15/07...........................       200,000          174,000
  Bank - .54%
   Financiera Energetica Nacional,
   9.375% Unsec. Unsub. Notes due
   06/15/06 (a).......................       100,000           78,849
   Hanvit Bank,
   0%/12.75% Unsec. Sub. Notes due
   03/01/10 (a)(d)....................       205,000          202,438
   11.75% Unsec. Sub. Notes due
   03/01/10 (a).......................       125,000          118,813
   Ongko International Finance Co. BV,
   10.50% Sec. Notes due 03/29/04
   (a)(b)(f)..........................        40,000            1,300
  Broadcast, Radio & TV - 2.62%
   Adelphia Communications Corp.,
   9.25% Sr. Notes due 10/01/02.......       200,000          197,250
   9.375% Sr. Notes due 11/15/09......       200,000          185,000
   Series B, 8.375% Sr. Notes due
   02/01/08...........................        25,000           22,094
   Series B, 10.50% Sr. Unsec. Notes
   due 07/15/04.......................        50,000           50,250
   AMFM Operating, Inc., Series E,
   12.625% Sr. Sub. Debentures due
   10/31/06 (h).......................        31,600           36,893
   Chancellor Media Corp.,
   Series B, 8.13% Sr. Sub. Notes due
   12/15/07...........................        50,000           50,313
   Series B, 8.75% Sr. Unsec. Sub.
   Notes due 06/15/07.................        50,000           50,125
   Classic Cable, Inc., 10.50% Sr.
   Sub. Notes due 03/01/10............        25,000           23,063
   CSC Holdings, Inc., 10.50% Sr. Sub.
   Debentures due 05/15/16............        50,000           53,125
   Cumulus Media, Inc., 10.375% Sr.
   Unsec. Sub. Notes due 07/01/08.....        50,000           42,250

      The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

Atlas Strategic Income Fund                               (continued)
---------------------------------------------------------------------
                                        face amount          value
                                        or units (j)       (note 1)
                                        ------------      -----------
   EchoStar DBS Corp., 9.375% Sr.
   Unsec. Notes due 02/01/09..........  $    400,000      $   384,000
   Emmis Communications Corp., Series
   B, 8.125% Sr. Unsec. Sub. Notes due
   03/15/09...........................       150,000          136,875
   Optel, Inc., Series B, 13% Sr.
   Notes due 02/15/05 (b).............        25,000           18,750
   Rogers Communications, Inc., 8.75%
   Sr. Notes due 07/15/07 (CAD).......       100,000           67,154
   Spanish Broadcasting Sustem, Inc.,
   9.625% Sr. Sub. Notes due
   11/01/09...........................       200,000          199,000
   TeleWest Communications PLC,
   0%/9.875% Sr. Notes due 04/15/09
   (a)(d) (GBP).......................       100,000           78,430
   0%/11% Sr. Discount Debentures due
   10/01/07 (d).......................        65,000           61,588
   Time Warner Telecom LLC, 9.75% Sr.
   Notes due 07/15/08.................        50,000           48,375
   United International Holdings,
   Inc., Series B, 0%/10.75% Sr.
   Discount Notes due 02/15/08 (d)....        75,000           52,500
   Paxson Communications Corp.,
   11.625% Sr. Sub. Notes due
   10/01/02...........................        50,000           51,125
   Young Broadcasting, Inc.,
   8.75% Sr. Sub. Debentures due
   06/15/07...........................       100,000           91,973
   Series B, 9% Sr. Sub. Notes due
   01/15/06...........................        50,000           47,000
  Building & Construction - .45%
   Formica Corp., Series B, 10.875%
   Sr. Unsec. Sub. Notes due
   03/01/09...........................        75,000           58,500
   Kaufman & Broad Home Corp., 7.75%
   Sr. Notes due 10/15/04.............       100,000           90,500
   Nortek, Inc., Series B, 9.125% Sr.
   Notes due 09/01/07.................       200,000          185,000
  Capital Goods - .20%
   Aki Holdings, Inc.,
   0%/13.50% Sr. Discount Debentures
   due 07/01/09 (d)...................        50,000           23,625
   10.50% Sr. Unsec. Notes due
   07/01/08...........................        50,000           39,500
   Eagle-Picher Industries, Inc.,
   9.375% Sr. Unsec. Sub. Notes due
   03/01/08 (f).......................       100,000           85,000
  Chemicals & Allied Products - 1.20%
   Georgia Gulf Corp., 10.375% Sr.
   Sub. Notes due 11/01/07 (a)........        50,000           52,000
   Huntsman Corp./ICI Chemicals Co.
   plc, 0% Sr. Unsec. Discount Notes
   due 12/31/09.......................       100,000           33,000
   10.125% Sr. Unsec. Sub. Notes due
   07/01/09...........................       100,000          100,750
   Hydrochem Industrial Services,
   Inc., 10.375% Sr. Sub. Notes due
   08/01/07...........................        50,000           38,250
   Lyondell Chemical Co.,
   Series B, 9.875% Sec. Notes due
   05/01/07...........................       200,000          197,500
   10.875% Sr. Sub. Notes due
   05/01/09...........................       100,000           99,500
   NL Industries, Inc., 11.75% Sr.
   Sec. Notes due 10/15/03............        40,000           40,800
   PCI Chemicals Canada, Inc., 9.25%
   Sec. Notes due 10/15/07 (f)........        50,000           31,000
   Pioneer Americas Acquisition Corp.,
   9.25% Sr. Notes due 06/15/07.......        50,000           33,000
   Polymer Group, Inc., 9% Sr. Sub.
   Notes due 07/01/07.................        50,000           42,500

Atlas Strategic Income Fund                               (continued)
---------------------------------------------------------------------
                                        face amount          value
                                        or units (j)       (note 1)
                                        ------------      -----------
   Sterling Chemicals, Inc.,
   11.75% Sr. Unsec. Sub. Notes due
   08/15/06...........................  $    150,000      $   123,000
   Series B, 12.375% Sr. Sec. Notes
   due 07/15/06.......................       100,000          101,500
  Commercial Services - .06%
   Kindercare Learning Centers, Inc.,
   9.50% Sr. Sub. Notes due
   02/15/09...........................        50,000           46,000
  Computer Software - .11%
   Equinix, Inc., 13% Sr. Notes due
   12/01/07 (a).......................        50,000           47,438
   NorthPoint Communications Group,
   Inc., 12.875% Notes due 02/15/10
   (a)................................        50,000           36,000
  Conglomerates - .12%
   Jordan Industries, Inc., Series D,
   10.375% Sr. Unsec. Notes due
   08/01/07...........................       100,000           91,500
  Consumer Products - .52%
   Bell Sports, Inc., Series B, 11%
   Sr. Unsec. Sub Notes due
   08/15/08...........................       110,000          109,450
   Holmes Products Corp., 9.875% Sr.
   Unsec. Sub. Bonds due 11/15/07.....        25,000           17,500
   Icon Health & Fitness, Inc., 12%
   Unsec. Notes due 09/27/05 (a)(f)...        37,000           24,050
   Iron Mountain, Inc.,
   8.75% Sr. Sub. Notes due
   09/30/09...........................        50,000           46,000
   10.125% Sr. Sub. Notes due
   10/01/06...........................        50,000           50,000
   Revlon Consumer Products, Inc.,
   8.625% Sr. Unsec. Sub. Notes due
   02/01/08...........................        50,000           25,250
   9% Sr. Notes due 11/01/06..........        10,000            7,200
   Salton, Inc., 10.75% Sr. Unsec.
   Sub. Notes due 12/15/05............        75,000           73,875
   TAG Heuer International SA, 12% Sr.
   Sub. Notes due 12/15/05 (f)........        33,000           35,520
  Diversified Financial - .29%
   AMRESCO, Inc.,
   Series 97-A, 10% Sr. Sub. Notes due
   03/15/04...........................        75,000           37,875
   Series 98-A, 9.875% Sr. Sub. Notes
   due 03/15/05.......................       100,000           50,500
   IBJ Preferred Capital Co. (The)
   LLC, Floating Bonds due 12/29/49
   (a)................................       125,000          114,214
   Veritas Capital Trust, 10% Notes
   due 01/01/28.......................        50,000           15,500
  Diversified Media - .37%
   IPC Magazines Group plc, 9.625%
   Bonds due 03/15/08 (f) (GBP).......       100,000          130,733
   Lamar Media Corp., 9.625% Sr.
   Unsec. Sub. Notes due 12/01/06.....       100,000          100,500
   Sinclair Broadcast Group, Inc.,
   8.75% Sr. Sub. Notes due
   12/15/07...........................        50,000           44,000
  Electrical Utilities - .15%
   Calpine Corp., 8.75% Sr. Notes due
   07/15/07...........................       115,000          111,694
   Central Termica Guemes SA, 12%
   Unsec. Bonds due 11/26/01
   (a)(b)(f)..........................        50,000            2,500
  Electronics - .47%
   Amkor Technology, Inc., 9.25% Sr.
   Unsec. Notes due 5/01/06...........       300,000          295,875
   Fairchild Semiconductor Corp.,
   10.375% Sr. Unsec. Notes due
   10/01/07...........................        50,000           50,875

Statements of Investments in Securities and Net Assets             June 30, 2000
                                                                     (unaudited)
--------------------------------------------------------------------------------

Atlas Strategic Income Fund                               (continued)
---------------------------------------------------------------------
                                        face amount          value
                                        or units (j)       (note 1)
                                        ------------      -----------
  Energy Services & Producers - .77%
   Gothic Production Corp., Series B,
   11.125% Sr. Sec. Notes due 05/01/05
   (a)................................  $     50,000      $    46,625
   Grant Geophysical, Inc., Series B,
   9.75% Sr. Unsec. Notes due 02/15/08
   (f)................................        90,000           54,900
   Great Lakes Carbon Corp., Series B,
   10.25% Sr. Sub. Notes due
   05/15/08...........................       150,000          130,500
   P&L Coal Holdings Corp., Series B,
   9.625% Sr. Sub. Notes due
   05/15/08...........................       100,000           92,750
   Ram Energy, Inc., 11.50% Sr. Unsec.
   Notes due 02/15/08 (f).............       210,000          103,163
   Universal Compression, Inc.,
   0%/9.875% Sec. Discount Notes due
   02/15/08 (d).......................       200,000          144,000
  Environmental Management - .57%
   Allied Waste North America, Inc.,
   Series B, 7.875% Sr. Unsec. Notes
   due 01/01/09.......................       250,000          213,125
   Series B, 10% Sr. Unsec. Sub. Notes
   due 08/01/09.......................       250,000          208,750
  Financial - 1.41%
   Asat Finance LLC, Units (each unit
   consists of $1,000 principal amount
   of 12.50% Sr. Notes and one warrant
   to purchase common shares)
   (a)(i).............................        50,000           64,000
   Charter Communications Holdings
   LLC,
   0%/9.92% Sr. Discount Notes due
   04/01/11 (d).......................       500,000          283,750
   8.25% Sr. Notes due 04/01/07.......        50,000           44,125
   Federal Home Loan Bank, 5.625%
   Unsec. Unsub. Notes due 06/10/03
   (GBP)..............................        20,000           29,550
   GMAC, Series EC, 6.875% Notes due
   09/09/04 (GBP).....................       140,000          212,444
   LaBranche & Co., Inc., 12% Sr. Sub.
   Notes due 03/01/07 (a).............        50,000           49,813
   Local Financial Corp., 11% Sr.
   Notes due 09/08/04 (a).............        50,000           50,000
   Netia Holdings BV,
   13.50% Sr. Notes due 06/15/09
   (EUR)..............................        90,000           86,273
   Series B, 0%/11% Sr. Discount Notes
   due 11/01/07 (d) (DEM).............        50,000           17,461
   Polytama International Finance BV,
   11.25% Sec. Notes due 06/15/07
   (f)................................        50,732            2,537
   RBF Finance Co., 11% Sr. Sec. Notes
   due 03/15/06.......................       125,000          133,906
   SBS Agro Finance BV, 10.25% Bonds
   due 07/21/00 (b)(f)................        75,000            2,625
   Southern Pacific Funding Corp.,
   11.50% Sr. Notes due 11/01/04
   (b)(f).............................        50,000           23,250
   Sovereign Bancorp, Inc., 10.50% Sr.
   Unsec. Notes due 11/15/06..........        50,000           49,375
  Food & Beverages - .47%
   Aurora Foods, Inc., Series B, 8.75%
   Sr. Sub. Notes due 07/01/08........       100,000           56,000
   Del Monte Foods Co., Series B,
   0%/12.50% Sr. Discount Notes due
   12/15/07 (d).......................        35,000           25,988
   Doane Pet Care Co., 9.75% Sr.
   Unsec. Sub. Notes due 05/15/07.....        73,000           62,415
   New World Pasta Co., 9.25% Sr.
   Notes due 02/15/09 (f).............        75,000           44,625
   Purina Mills, Inc., 9% Sr. Unsec.
   Sub. Notes due 03/15/10 (b)(f).....        50,000           14,500

Atlas Strategic Income Fund                               (continued)
---------------------------------------------------------------------
                                        face amount          value
                                        or units (j)       (note 1)
                                        ------------      -----------
   Shoppers Food Warehouse Corp.,
   9.75% Sr. Notes due 06/15/04.......  $     20,000      $    20,968
   Smithfield Foods, Inc., 7.625% Sr.
   Unsec. Sub. Notes due 02/15/08.....       100,000           89,500
   Sparkling Spring Water Group, Ltd.,
   11.50% Sr. Sec. Sub. Notes due
   11/15/07 (f).......................        50,000           39,500
  Gas Utilities - .07%
   AmeriGas Partners, L.P., 10.125%
   Sr. Notes due 04/15/07.............        50,000           50,125
  Health Care/Supplies &
    Services - .84%
   Charles River Laboratories, Inc.,
   Units (each unit consists of $1,000
   principal amount of 13.50% Sr. Sub.
   Notes due 10/01/09 and one warrant
   to purchase 3.942 common shares)
   (i)................................       100,000          103,250
   Fresenius Medical Cap Trust II,
   7.875% Gtd. Sec. Trust Preferred
   Bonds due 02/01/08 (f).............       190,000          169,100
   Fresenius Medical Cap Trust III,
   7.375% Gtd. Sec. Trust Preferred
   Bonds due 02/01/08 (DEM)...........        10,000            4,866
   ICN Pharmaceutical, Inc., 8.75% Sr.
   Notes due 11/15/08 (a).............       100,000           98,500
   Oxford Health Plans, Inc., 11% Sr.
   Unsec. Notes due 05/15/05..........       100,000          103,500
   Tenet Healthcare Corp., 8.625% Sr.
   Sub. Notes due 01/15/07............       100,000           95,500
   Unilab Finance Corp., 12.75% Sr.
   Sub. Notes due 10/01/09............        50,000           51,500
  Homebuilders/Real Estate - .27%
   D. R. Horton, Inc., 8% Sr. Notes
   due 02/01/09.......................        50,000           43,500
   Del Web Corp., 10.25% Sr. Unsec.
   Sub. Notes due 02/15/10............       100,000           86,750
   Winstar Communications, Inc.,
   12.75% Sr. Notes due 04/15/10
   (a)................................        75,000           69,938
  Hotel/Gaming - 1.50%
   Apcoa, Inc., 9.25% Sr. Unsec. Sub.
   Notes due 03/15/08.................        50,000           17,563
   Capstar Hotel Co., 8.75% Sr. Sub.
   Notes due 08/15/07.................        25,000           22,750
   Casino Magic of Louisiana Corp.,
   Series B, 13% due 08/15/03.........        40,000           42,400
   Flextronics International, Ltd.,
   9.875% Sr. Sub. Notes due 07/01/10
   (a)................................       100,000          100,750
   Florida Panthers Holdings, Inc.,
   9.875% Sr. Sub. Notes due
   04/15/09...........................       150,000          140,625
   HMH Properties, Inc., Series C,
   8.45% Sr. Notes due 12/01/08.......        75,000           69,469
   Hollywood Casino Corp., 11.25% Sr.
   Sec. Notes due 05/01/07............       150,000          153,375
   Hollywood Park, Inc., Series B,
   9.25% Sr. Unsec. Notes due
   02/15/07...........................        75,000           74,625
   Horseshoe Gaming LLC, 9.375% Sr.
   Sub. Notes due 06/15/07............        75,000           73,875
   Intrawest Corp., 9.75% Sr. Notes
   due 08/15/08.......................        75,000           74,250
   Isle of Capri Casinos, 8.75% Sr.
   Unsec. Notes due 04/15/09..........       100,000           92,500
   Jupiters, Ltd., 8.50% Sr. Unsec.
   Notes due 03/01/06 (f).............        75,000           69,938

      The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

Atlas Strategic Income Fund                               (continued)
---------------------------------------------------------------------
                                        face amount          value
                                        or units (j)       (note 1)
                                        ------------      -----------
   Meristar Hospitality Corp., 8.75%
   Sr. Unsec. Sub. Notes due
   08/15/07...........................  $     50,000      $    44,500
   Mohegan Tribal Gaming Authority,
   8.125% Sr. Notes due 01/01/06......       100,000           95,000
   8.75% Sr. Unsec. Sub. Notes due
   01/01/09...........................        50,000           47,500
  Industrial - 1.50%
   Federal-Mogul Corp., 7.875% Notes
   due 07/01/10.......................       125,000           87,111
   Fleming Companies, Inc., Series B,
   10.625% Sr. Sub. Notes due
   07/31/07...........................       100,000           83,500
   Focal Communications, Inc.,
   0%/12.125% Sr. Unsec. Discount
   Notes due 02/15/08 (d).............       130,000           87,750
   11.875% Sr. Notes due 01/15/10
   (a)................................        50,000           50,250
   Globe Manufacturing Corp., Series
   B, 10% Sr. Unsec. Sub. Notes due
   08/01/08 (f).......................       100,000           11,000
   International Wire Group, Inc.,
   Series B, 11.75% Sr. Sub. Notes due
   06/01/05...........................        65,000           65,325
   Leviathan Gas Pipeline/Leviathan
   Finance Corp., 10.375% Sr. Unsec.
   Sub. Notes due 06/01/09 (f)........       200,000          202,000
   Packaged Ice, Inc., Series B, 9.75%
   Sr. Unsec. Notes due 02/01/05......        25,000           20,750
   Pantry, Inc. (The), 10.25% Sr. Sub.
   Notes due 10/15/07.................        50,000           47,250
   Pentacon, Inc., Series B, 12.25%
   Sr. Unsec. Notes due 04/01/09......       100,000           55,000
   Phillips-Van Heusen Corp., 9.50%
   Sr. Unsec. Sub. Notes due
   05/01/08...........................        50,000           45,500
   Roller Bearing Co. of America,
   Inc., Series B, 9.625% Sr. Sub.
   Notes due 06/15/07.................       125,000          114,375
   Safety-Kleen Corp., 9.25% Sr.
   Unsec. Notes due 05/15/09 (b)......       150,000            3,000
   Shaw Communications, Inc., 8.54%
   Debentures due 09/30/27 (CAD)......        80,000           50,890
   Styling Technology Corp., 10.875%
   Sr. Unsec. Sub. Notes due
   07/01/08...........................        35,000            3,500
   WRC Media Corp., Units (each unit
   consists of $1,000 principal amount
   of 12.75% Sr. Sub. Notes due
   11/15/09 and 1.353 shares of common
   Stock) (a)(i)......................       200,000          184,000
  Industrial Services - .49%
   Amercan Plumbing & Mechanic, Series
   B, 11.625% Sr. Gtd. Sub. Notes due
   10/15/08...........................        75,000           69,938
   Comforce Operating, Inc., Series B,
   12% Sr. Notes due 12/01/07.........        50,000           25,000
   Fisher Scientific International,
   Inc., 9% Sr. Unsec. Sub. Notes due
   02/01/08...........................       100,000           91,500
   Great Lakes Dredge & Dock Corp.,
   11.25% Sr. Unsec. Sub. Notes due
   08/15/08...........................       110,000          109,863
   United Rentals, Inc., Series B, 9%
   Sr. Unsec. Sub. Notes due
   04/01/09...........................        75,000           66,375
  Information Technology - 4.14%
   Cellnet Data Systems, Inc., 0%/14%
   Sr. Discount Notes due 10/01/07
   (b)(d).............................        45,000            3,319

Atlas Strategic Income Fund                               (continued)
---------------------------------------------------------------------
                                        face amount          value
                                        or units (j)       (note 1)
                                        ------------      -----------
   Covad Communications Group, Inc.,
   0%/13.50% Sr. Discount Notes due
   03/15/08 (d).......................  $     50,000      $    24,500
   Crown Castle International Corp.,
   0%/10.375% Sr. Discount Notes due
   05/15/11 (d).......................       350,000          213,938
   0%/10.625% Sr. Unsec. Discount
   Notes due 11/15/07 (d).............        75,000           55,500
   10.75% Sr. Notes due 08/01/11......       100,000          101,375
   CTI Holdings SA, 0%/11.50% Sr.
   Deferred Coupon Notes due 04/15/08
   (d)................................        50,000           28,750
   Details, Inc., Series B, 10% Sr.
   Sub. Notes due 11/15/05............        25,000           23,500
   Exodus Communications, Inc.,
   10.75% Sr. Unsec. Sub. Notes due
   12/15/09...........................       100,000           96,500
   11.25% Sr. Notes due 07/01/08......       430,000          425,700
   11.25% Sr. Notes due 07/15/10
   (a)................................       125,000          125,313
   Global Crossing Holdings, Ltd.,
   9.625% Sr. Notes due 05/15/08......       300,000          291,000
   Globix Corp., 12.50% Sr. Notes due
   02/01/10...........................       100,000           82,000
   ICG Services, Inc., 0%/10% Sr.
   Exchangeable Unsec. Discount Notes
   due 02/15/08 (d)...................        35,000           18,200
   KMC Telecom Holdings, Inc.,
   0%/12.50% Sr. Unsec. Discount Notes
   due 02/15/08 (d)...................        50,000           23,500
   13.50% Sr. Unsec. Notes due
   05/15/09...........................       200,000          176,000
   Nextel Communications, Inc., Sr.
   Discount Notes,
   0%/9.95% due 02/15/08 (d)..........        75,000           54,938
   0%/10.65% due 09/15/07 (d).........       450,000          353,250
   Nextlink Communications, Inc.,
   9% Sr. Notes due 03/15/08..........       100,000           91,500
   9.625% Sr. Notes due 10/01/07......       125,000          117,813
   10.75% Sr. Unsec. Notes due
   11/15/08...........................        50,000           49,250
   10.75% Sr. Unsec. Notes due
   06/01/09...........................       200,000          197,000
   Pinnacle Holdings, Inc., 0%/10% Sr.
   Unsec. Discount Notes due 03/15/08
   (d)................................       100,000           69,000
   PSINet, Inc., Series B, 10% Sr.
   Unsec. Notes due 02/15/05..........       150,000          138,000
   Rhythms NetConnections, Inc., 14%
   Sr. Unsec. Notes due 02/15/10
   (a)................................        50,000           36,250
   Satelites Mexicanos SA, 10.125% Sr.
   Notes due 11/01/04.................        50,000           33,500
   SBA Communications Corp., 0%/12%
   Sr. Unsec. Discount Notes due
   03/01/08 (d).......................       200,000          141,000
   Wam!Net, Inc., Series B, 0%/13.25%
   Sr. Unsec. Discount Notes due
   03/01/05 (d).......................       200,000          112,250
  Insurance - .08%
   Veritas Holdings, 9.625% Sr. Notes
   due 12/15/03.......................        65,000           59,150
  Leisure & Entertainment - .88%
   AMC Entertainment, Inc., 9.50% Sr.
   Unsec. Sub. Notes due 02/01/11.....       100,000           45,000
   Premier Cruise, Ltd., 11% Sr. Notes
   due 03/15/08 (a)(b)(f).............        50,000           11,750
   Premier Parks, Inc.,
   0%/10% Sr. Discount Notes due
   04/01/08 (d).......................        50,000           33,938
   9.25% Sr. Notes due 04/01/06.......        50,000           47,000

Statements of Investments in Securities and Net Assets             June 30, 2000
                                                                     (unaudited)
--------------------------------------------------------------------------------

Atlas Strategic Income Fund                               (continued)
---------------------------------------------------------------------
                                        face amount          value
                                        or units (j)       (note 1)
                                        ------------      -----------
   9.75% Sr. Notes due 06/15/07.......  $    150,000      $   144,938
   SFX Entertainment, Inc.,
   9.125% Sr. Unsec. Sub. Notes due
   12/01/08...........................       200,000          201,000
   Series B, 9.125% Sr. Unsec. Sub.
   Notes due 02/01/08.................       125,000          125,625
   Six Flags Entertainment Corp.,
   8.875% Sr. Notes due 04/01/06......        50,000           47,750
  Manufacturing - .65%
   Applied Power, Inc., 8.75% Sr. Sub.
   Notes due 04/01/09.................        75,000           77,625
   Ball Corp.,
   7.75% Sr. Unsec. Notes due
   08/01/06...........................        50,000           47,000
   8.25% Sr. Unsec. Sub. Notes due
   08/01/08...........................        50,000           47,000
   BE Aerospace, Inc., 9.50% Sr.
   Unsec. Sub. Notes due 11/01/08.....        50,000           46,000
   Grove Worldwide LLC, 9.25% Sr. Sub.
   Notes due 05/01/08.................        50,000           19,000
   Insilco Holding Co., Series B, 12%
   Gtd. Sr. Sub. Notes due 08/15/07...        50,000           49,938
   Moll Industries, 10.50% Sr. Unsec.
   Sub. Notes due 07/01/08............       100,000           17,500
   SC International Services, Inc.,
   Series B, 9.25% Sr. Sub. Notes due
   09/01/07 (f).......................        50,000           47,500
   Tenneco, Inc., 11.625% Sr. Unsec.
   Sub Notes due 10/15/09.............        50,000           44,500
   Terex Corp., Series C, 8.875% Sr.
   Unsec. Sub. Notes due 04/01/08
   (f)................................       100,000           90,000
  Metals/Mining - .40%
   Centaur Mining & Exploration, Ltd.,
   11% Gtd. Sr. Notes due 12/01/07....        25,000           20,000
   International Utility Structures,
   Inc., 10.75% Sr. Sub. Notes due
   02/01/08...........................        25,000           20,500
   Kaiser Aluminum & Chemical Corp.,
   12.75% Sr. Sub. Notes due
   02/01/03...........................       125,000          114,375
   Metallurg Holdings, Inc., 0%/12.75%
   Sr. Discount Notes due 07/15/08
   (d)................................       100,000           25,500
   Metallurg, Inc., 11% Sr. Notes due
   12/01/07...........................       150,000          118,500
  Oil & Gas - .76%
   Denbury Management, Inc., 9% Sr.
   Sub. Notes due 03/01/08............       150,000          136,500
   Frontier Oil Corp., 11.75% Sr.
   Notes due 11/15/09.................        50,000           50,000
   Ocean Rig Norway AS, 10.25% Sr.
   Sec. Notes due 06/01/08............       100,000           83,000
   Parker Drilling Co., Series D,
   9.75% Sr. Unsec. Notes due
   11/15/06...........................       100,000           96,750
   Petroleos Mexicanos, 8.85% Bonds
   due 09/15/07.......................        64,000           64,640
   R&B Falcon Corp., 12.25% Sr. Unsec.
   Notes due 03/15/06.................        50,000           54,500
   Stone Energy Corp., 8.75% Sr. Sub.
   Notes due 09/15/07.................        85,000           80,750
  Paper & Forest Products - 1.73%
   Doman Industries, Ltd., 8.75% Sr.
   Notes due 03/15/04.................        75,000           58,125
   Fletcher Challenge, Ltd., 14.50%
   Cv. Sub. Notes due 09/30/00 NZD....        85,000           40,345
   Gaylord Container Corp., 9.75%
   Unsec. Sr. Notes due 06/15/07......       100,000           79,000

Atlas Strategic Income Fund                               (continued)
---------------------------------------------------------------------
                                        face amount          value
                                        or units (j)       (note 1)
                                        ------------      -----------
   Packaging Corp. of America, 9.625%
   Sr. Unsec. Sub. Notes due
   04/01/09...........................  $    150,000      $   148,875
   Repap New Brunswick, Inc.,
   9% First Priority Sr. Sec. Notes
   due 06/01/04.......................        50,000           47,500
   10.625% Second Priority Sr. Sec.
   Notes due 04/15/05.................       150,000          132,000
   Riverwood International Corp.,
   10.625% Sr. Unsec. Notes due
   08/01/07...........................       300,000          291,000
   10.875% Sr. Sub. Notes due
   04/01/08...........................       100,000           88,000
   SD Warren Co., 14% Unsec. Notes due
   12/15/06 (h).......................       254,926          281,693
   URS Corp., Series B, 12.25% Sr.
   Sub. Notes due 05/01/09............       100,000          102,500
   US Timberlands Co. LP, 9.625% Sr.
   Notes due 11/15/07.................        25,000           22,000
  Restaurants - .04%
   Family Restaurants, Inc., 9.75% Sr.
   Notes due 02/01/02.................        75,000           33,000
  Retail - .51%
   Amazon.com, Inc., 0%/10% Unsec. Sr.
   Discount Notes due 05/01/08 (d)....       150,000           81,000
   BF Saul REIT, Series B, 9.75% Sr.
   Sec. Notes due 04/01/08............       165,000          142,313
   Blount, Inc., 13% Sr. Sub. Notes
   due 08/01/09.......................       100,000          102,000
   Boyds Collection, Ltd. (The),
   Series B, 9% Sr. Unsec. Sub. Notes
   due 05/15/08.......................        60,000           52,800
  Security Services - .10%
   Protection One Alarm Monitoring,
   Inc., 7.375% Sr. Unsec. Notes due
   08/15/08...........................       100,000           74,500
  Specialty Retailing - .12%
   Eye Care Centers of America, Inc.,
   9.125% Sr. Unsec. Sub. Notes due
   05/01/08 (f).......................        25,000           14,250
   Finlay Fine Jewelry Corp., 8.375%
   Sr. Notes due 05/01/08.............        50,000           44,500
   Home Interior & Gifts, Inc.,
   10.125% Sr. Sub. Notes due 06/01/08
   (f)................................        50,000           28,500
  Steel - .39%
   AK Steel Corp.,
   7.875% Sr. Unsec. Notes due
   02/15/09...........................        50,000           44,375
   9.125% Sr. Notes due 12/15/06......       100,000           96,000
   California Steel Industries, Series
   B, 8.50% Sr. Unsec. Notes due
   04/01/09...........................        75,000           68,625
   National Steel Corp., Series D,
   9.875% First Mortgage due
   03/01/09...........................       100,000           83,500
  Supermarkets - .02%
   Pathmark Stores, Inc.,
   10.75% Jr. Sub. Deferred Coupon
   Notes due 11/01/03 (b)(d)..........        50,000            3,000
   12.625% Sub. Notes due 06/15/02
   (b)................................        50,000           12,500
  Telecommunications - 9.05%
   360 Networks Inc.,
   13% Sr. Unsec. Notes due 05/01/08
   (a)................................        50,000           50,000
   13% Sr. Unsec. Notes due 05/01/08
   (a) (EUR)..........................        50,000           46,854
   Adelphia Business Solutions, Inc.,
   12% Sr. Sub. Notes due 11/01/07....        75,000           70,500
   Arch Communications, Inc., 12.75%
   Sr. Notes due 07/01/07.............        50,000           38,250

      The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

Atlas Strategic Income Fund                               (continued)
---------------------------------------------------------------------
                                        face amount          value
                                        or units (j)       (note 1)
                                        ------------      -----------
   Clearnet Communications, Inc.,
   0%/14.75% Sr. Unsec. Discount Notes
   due 12/15/05 (d)...................  $     15,000      $    15,488
   Colo.Com, Units, (each unit
   consists of $1,000 principal amount
   of 13.875% Sr. Notes due 03/15/10
   and one warrant to purchase 19.9718
   ordinary shares) (a)(i)............        50,000           53,750
   Colt Telecom Group PLC, 0%/12%
   Unsec. Sr. Unsec. Discount Notes
   due 12/15/06 (d)...................        25,000           22,031
   7.625% Bonds due 07/31/08 (DEM)....       200,000           89,447
   8.875% Sr. Notes due 11/30/07
   (DEM)..............................        25,000           11,757
   10.125% Sr. Notes due 11/30/07
   (GBP)..............................        35,000           53,044
   Units (each unit consists of $1,000
   principal amount of 0%/12% Unsec.
   Sr. Discount Notes due 12/15/06 and
   one warrant to purchase 7.80
   ordinary shares) (d)(i)............       100,000          126,875
   Diamond Cable Communications plc,
   0%/11.75% Sr. Discount Notes due
   12/15/05 (d).......................       200,000          189,750
   Flag Telecom Holdings, Ltd, 11.625%
   Sr. Notes due 03/30/10 (a).........        25,000           24,250
   11.625% Sr. Notes due 03/30/10
   (EUR) (f)..........................        25,000           22,112
   Global Telesystems Group, Inc.,
   10.50% Sr. Unsec. Bonds due
   12/01/06 (EUR) (a).................        50,000           38,607
   ICO Global Communications
   (Holdings), Ltd., Units (each unit
   consists of $1,000 principal amount
   of 15% Sr. Notes due 08/01/05 and
   one warrant to purchase 19.85
   shares of common stock) (b)(i).....        50,000           29,000
   Insight Midwest LP/Insight Capital,
   Inc., 9.75% Sr. Notes Due
   10/01/09...........................       100,000           98,000
   Intermedia Communications, Inc.,
   8.875% Sr. Notes due 11/01/07......       175,000          163,625
   Series B, 0%/12.25% Sr. Discount
   Notes due 03/01/09 (d).............       100,000           60,250
   Series B, 8.50% Sr. Notes due
   01/15/08...........................        75,000           69,000
   Series B, 8.60% Sr. Unsec. Notes
   due 06/01/08.......................        90,000           83,250
   Jazztel plc, 13.25% Sr. Notes due
   12/15/09 (EUR).....................       150,000          131,634
   Leap Wireless International, Inc.,
   Units (each unit consists of $1,000
   principal amount of 12.50% Sr.
   Notes due 04/15/10 and one warrant
   to purchase 5.146 ordinary shares)
   (a)(i).............................        50,000           44,000
   Level 3 Communications, Inc.,
   0%/10.50% Sr. Discount Notes due
   12/01/08 (d).......................        75,000           45,563
   9.125% Sr. Unsec. Notes due
   05/01/08...........................       250,000          224,375
   11.25% Sr. Notes due 03/15/10
   (a)................................        50,000           49,250
   Loral Space & Communications, Ltd.,
   9.50% Sr. Notes due 01/15/06.......        50,000           36,250
   McLeodUSA, Inc.,
   8.125% Sr. Unsec. Notes due
   02/15/09...........................       135,000          121,838
   8.375% Sr. Notes due 03/15/08......       250,000          230,000
   9.25% Sr. Notes due 07/15/07.......        40,000           38,600
   Metrocall, Inc., 10.375% Sr. Sub.
   Notes due 10/01/07 (f).............        50,000           35,000

Atlas Strategic Income Fund                               (continued)
---------------------------------------------------------------------
                                        face amount          value
                                        or units (j)       (note 1)
                                        ------------      -----------
   Metromedia Fiber Network, Inc.,
   10% Sr. Notes due 12/15/09.........  $    250,000      $   246,250
   Series B, 10% Sr. Unsec. Notes due
   11/15/08...........................       150,000          147,750
   Metromedia International Group,
   Inc., 0%/10.50% Sr. Unsec. Discount
   Notes due 09/30/07 (d).............        72,825           36,413
   MGC Communications, Inc./Mpower
   Communications, 13% Sr. Notes due
   04/01/10 (a).......................        75,000           70,500
   Microcell Telecommunications, Inc.,
   0%/12% Sr. Unsec. Discount Notes
   due 06/01/09 (d)...................       250,000          164,375
   Series B, 0%/10.125% Sr. Discount
   Notes due 10/15/07 (CAD) (d).......       100,000           44,544
   Millicom International Cellular SA,
   0%/13.50% Sr. Discount Notes due
   06/01/06 (d)(f)....................       160,000          136,000
   NTL, Inc.,
   0%/10.75% Sr. Unsec. Unsub. Notes
   due 04/01/08 (GBP) (a)(d)..........        50,000           47,120
   9.875% Sr. Notes due 11/15/09 (EUR)
   (a)................................        50,000           44,463
   Series B, 0%/9.75% Sr. Deferred
   Coupon Notes due 04/01/08 (d)......       100,000           62,500
   Series B, 0%/9.75% Sr. Notes due
   04/15/09 (GBP) (d).................       200,000          152,460
   Series B, 10% Sr. Notes due
   02/15/07...........................       100,000           95,000
   Omnipoint Corp.,
   11.50% Sr. Notes due 09/15/09
   (a)................................       315,000          337,050
   11.625% Sr. Notes due 08/15/06.....       300,000          324,000
   ORBCOMM Global LP/ORBCOMM Capital
   Corp., Series B, 14% Sr. Notes due
   08/15/04 (f).......................        75,000           58,500
   Orion Networks Systems, Inc.,
   0%/12.50% Sr. Discount Notes due
   01/15/07 (d)(f)....................       200,000           82,000
   Price Communications Wireless,
   Inc.,
   9.125% Sec. Notes due 12/15/06.....       100,000          101,000
   11.75% Sr. Sub. Notes due
   07/15/07...........................        50,000           53,750
   PTC International Finance BV,
   0%/10.75% Unsec. Sub. Notes due
   07/01/07 (d).......................        34,000           24,140
   PTC International Finance II SA,
   11.25% Sr. Sub. Notes due 12/01/09
   (d)(f) (EUR).......................        50,000           49,961
   Qwest Communications International,
   Inc., 0%/9.47% Sr. Discount Notes
   due 10/15/07 (d)...................       140,000          117,602
   RCN Corp., 10.125% Sr. Unsec. Notes
   due 01/15/10.......................       150,000          124,875
   RSL Communications plc, 0%/10%
   Bonds due 03/15/08 (DEM) (d)(f)....        50,000           13,506
   12.875% Sr. Unsec. Notes due
   03/01/10 (a).......................       100,000           75,000
   Rural Cellular Corp., Series B,
   9.625% Sr. Sub. Notes due
   05/15/08...........................       100,000           97,000
   Spectrasite Holdings, Inc.,
   0%/12% Sr. Discount Notes due
   07/15/08 (d).......................       200,000          139,000
   10.75% Sr. Notes due 03/15/10......        50,000           49,875

Statements of Investments in Securities and Net Assets             June 30, 2000
                                                                     (unaudited)
--------------------------------------------------------------------------------

Atlas Strategic Income Fund                               (continued)
---------------------------------------------------------------------
                                        face amount          value
                                        or units (j)       (note 1)
                                          ----------        ---------
   Tele1 Europe BV, 11.875% Sr. Notes
   due 12/01/09 EUR (a)...............  $     75,000      $    67,372
   Teligent, Inc., 11.50% Sr. Notes
   due 12/01/07.......................       100,000           77,500
   United Pan-Europe Communications
   NV,
   10.875% Sr. Notes due 08/01/09.....       300,000          261,000
   11.25% Sr. Notes due 11/01/09 (EUR)
   (a)................................       250,000          210,962
   US Unwired, Inc., 0%/13.375% Sr.
   Discount Notes due 11/01/09 (d)....       300,000          162,750
   Verio, Inc.,
   10.375% Sr. Unsec. Notes due
   04/01/05...........................       100,000          105,000
   11.25% Sr. Unsec. Notes due
   12/01/08...........................       200,000          224,500
   Viatel, Inc., 11.25% Sr. Sec. Notes
   due 04/15/08.......................       150,000          111,000
   Voicestream Wireless Corp., 10.375%
   Sr. Notes due 11/15/09.............       300,000          310,500
  Transportation - .44%
   Budget Group, Inc., 9.125% Sr.
   Unsec. Notes due 04/01/06..........       100,000           64,000
   Millenium Seacarriers, Inc., 12%
   Gtd. Sr. Sec. First Priority Ship
   Mortgage Notes due 07/15/05 (f)....       100,000           52,000
   Navigator Gas Transportation plc,
   10.50% First Priority Ship Mortgage
   Notes due 06/30/07 (a).............        25,000           10,000
   Transtar Holdings LP/Transtar
   Capital Corp., Series B, 13.375%
   Sr. Discount Notes due 12/15/03....       200,000          198,250
  Utilities (Sewer) - .06%
   Azurix Corp., 10.75% Sr. Notes due
   02/15/10 (a).......................        50,000           48,125
                                                            ---------
  Total Corporate Bonds and Notes (cost:
   $29,975,461)                                            26,455,684
                                                            ---------
COMMON STOCKS - .55%
                                           shares
                                        ------------
  Chesapeake Energy Corp. (b).........        11,872           92,008
  Forcenergy, Inc. (b)(f).............         2,893           58,218
  Globix Corp. (b)(f).................           704           20,636
  Grant Prideco, Inc. (b).............         1,895           47,375
  Horizon Group Properties, Inc.
  (b).................................            29               96
  Optel, Inc. (b)(f)..................            85                1
  Price Communications Corp. (b)......         4,523          106,562
  SF Holdings Group, Inc., CI.C
  (a)(b)(f)...........................            37               --
  Viatel, Inc. (b)....................           401           11,429
  Weatherford International, Inc.
  (b).................................         1,895           75,445
  WRC Media Corp. (b).................           270               --
                                                            ---------
  Total Common Stocks (cost: $245,673)                        411,770
                                                            ---------
PREFERRED STOCKS - 1.64%
  BankUnited Capital Trust, 10.25%
   Guaranteed Bonds due 12/31/26......       100,000           84,750
  Concentric Network Corp., Series B,
   13.50% Redeemable Exchangeable
   (h)................................            58           57,130
  Dobson Communications Corp., 13% Sr.
   Exchangeable (h)...................           219          226,665
  e.spire Communications, Inc., 12.75%
   Jr. Redeemable (h).................            58           10,440

Atlas Strategic Income Fund                               (continued)
---------------------------------------------------------------------
                                                             value
                                           shares          (note 1)
                                        ------------      -----------
  Eagle-Picher Holdings, Inc., Series
   B, 0%/11.75% Cum. Exchangeable
   (d)(f).............................            10      $    25,000
  ICG Holdings, Inc., 14.25%
   Exchangeable (h)...................            41           35,568
  Nebco Evans Holdings Co., 11.25% Sr.
   Redeemable Exchangeable (h)........         1,209              151
  Nextel Communications, Inc., Series
   E, 11.125% Exchangeable (h)........            59           57,230
  NEXTLINK Communications, Inc., 14%
   Cum. (h)...........................         6,015          309,773
  Paxson Communications Corp., 13.25%
   Cum. Jr. Exchangeable (h)..........        50,000           48,000
  PRIMEDIA, Inc.,
   Series F, 9.20% Exchangeable.......           100            9,050
   Series H, 8.625% Exchangeable......         3,000          258,000
  Rural Cellular Corp., Series B,
   11.375% Cum. Sr. (h)...............            58           54,520
  SF Holdings Group, Inc., Series B,
   13.75% (h).........................            10           42,000
                                                            ---------
  Total Preferred Stocks (cost: $1,546,940)                 1,218,277
                                                            ---------
                                           units
                                        ------------
RIGHTS, WARRANTS AND CERTIFICATES - .15%
  Charles River Laboratories, Inc.
   Wts., Exp. 10/09 (f)...............           100            1,000
  Comunicacion Celular SA Wts., Exp.
   11/03 (f)..........................           100            2,000
  Convergent Communications, Inc.
   Wts., Exp. 04/08 (f)...............           100            2,200
  Firstworld Communications, Inc.
   Wts., Exp. 04/08 (a)...............            75            5,250
  Gothic Energy Corp. Wts., Exp. 01/03
   (f)................................         1,304               13
  Gothic Energy Corp. Wts., Exp. 09/04
   (f)................................         1,400               14
  Gothic Energy Corp. Wts., Exp. 05/05
   (f)................................           991               99
  HF Holdings, Inc. Wts., Exp. 09/00
   (f)................................           361            3,613
  Insilco, Inc. Wts., Exp. 08/07......            20               --
  KMC Telecom Holdings, Inc., Wts.,
   Exp. 04/08 (a)(f)..................           100              300
  Long Distance International, Inc.
   Wts., Exp. 04/08 (f)...............            50               50
  Millenium Seacarriers, Inc. Wts.,
   Exp. 07/05 (a)(f)..................           100               13
  Occidente Y Caribe Celular SA Wts.,
   Exp. 03/04 (f).....................           400            6,000
  Orion Network Systems, Inc. Wts.,
   Exp. 01/07.........................           100            1,175
  Petersburg Long Distance, Inc. Wts.,
   Exp. 01/01(a)(f)...................            50                1
  Price Communication Corp. Wts., Exp.
   08/07 (f)..........................           516           86,172
  Republic of Venezuela Wts., Exp.
   04/20..............................         1,250               --
  Wam!Net, Inc. Wts., Exp. 03/05
   (a)(f).............................           600            6,975
                                                            ---------
  Total Rights, Warrants and Certificates (cost:
   $38,750)                                                   114,875
                                                            ---------

      The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

Atlas Strategic Income Fund                               (continued)
---------------------------------------------------------------------
                                        face amount          value
                                        or units (m)       (note 1)
                                        ------------      -----------
STRUCTURED INSTRUMENTS - 2.80%
  Citibank, Brazilian Real Linked
   Notes,
   24.10% due 05/26/03 (BRA)..........        80,111      $    82,009
   24.25% due 05/23/03 (BRA)..........       120,000          123,396
  Citibank, Mexican Peso Linked Notes,
   19.75% due 06/27/02 (MXP)..........       100,251          102,075
   20.90% due 06/23/03 (MXP)..........        98,607           99,869
   21.20% due 06/16/03 (MXP)..........       200,000          204,460
   21.30% due 06/23/03 (MXP)..........        49,787           50,817
  Credit Suisse First Boston Corp.,
   Russian GKO Linked Notes,
   0% due 12/15/01 (e)(f) (RUR).......       216,000            4,031
   25% due 02/06/02 (e)(f) (RUR)......        63,050            1,471
   25% due 05/22/02 (e)(f) (RUR)......        63,050            1,422
   25% due 06/05/02 (e)(f) (RUR)......        63,050            1,423
   25% due 09/18/02 (e)(f) (RUR)......        63,050            1,375
   25% due 10/09/02 (e)(f) (RUR)......        63,050            1,326
   25% due 01/22/03 (e)(f) (RUR)......        63,050            1,281
   25% due 02/05/03 (e)(f) (RUR)......        63,050            1,289
   25% due 10/08/03 (e)(f) (RUR)......        63,050            1,173
   25% due 05/21/03 (e)(f) (RUR)......        63,050            1,247
   25% due 06/04/03 (e)(f) (RUR)......        63,050            1,239
   25% due 09/17/03 (e)(f) (RUR)......       896,820           17,488
   25% due 01/21/04 (e)(f) (RUR)......        63,050            1,146
  Credit Suisse First Boston Corp.,
   Russian OFZ Linked Notes,
   25% due 02/06/02 (e)(f) (RUR)......       243,860            5,688
   25% due 05/22/02 (e)(f) (RUR)......       303,260            6,839
   25% due 06/05/02 (e)(f) (RUR)......       732,600           16,534
   25% due 06/05/02 (e)(f) (RUR)......       744,730           16,808
   25% due 09/18/02 (e)(f) (RUR)......       827,120           18,038
   25% due 10/09/02 (e)(f) (RUR)......     3,357,890           70,609
   25% due 01/22/03 (e)(f) (RUR)......     1,224,560           24,883
   25% due 02/05/03 (e)(f) (RUR)......     1,409,460           28,806
   25% due 05/21/03 (e)(f) (RUR)......       836,330           16,536
   25% due 06/04/03 (e)(f) (RUR)......       950,490           18,679
   25% due 06/04/03 (e)(f) (RUR)......       742,108           14,584
   25% due 09/17/03 (e)(f) (RUR)......       516,270           10,067
   25% due 10/08/03 (e)(f) (RUR)......       347,190            6,461
  Deutsche Bank Capital Corp., Mexican
   Peso Linked Notes, 0% due 06/20/03
   (MXP)..............................       240,577          152,642
  Deutsche Bank AG, Turkey Treasury
   Bill Linked Notes,
   0% due 08/30/00....................       150,000          149,697
   0% due 11/30/00....................       150,000          149,697
  Russian Equity Linked Notes, 0% due
   04/19/01...........................           950           64,011
  Salomon Smith Barney, Inc., Brazil
   Linked Notes, 6% due 04/02/03
   (f)................................        75,000           65,016
   Turkey Treasury Bill Linked Notes,
   10.60% due 08/11/00................       310,000          309,374
  Shoshone Partners Loan Trust, 8.25%
   Sr. Notes due 04/28//02
   (a)(c)(f)..........................       250,000          192,228
  Standard Chartered Bank, Indian
   Rupee/ Japanese Yen Linked Notes,
   14.55% due 09/20/00................        50,000           51,141
                                                            ---------
  Total Structured Instruments (cost: $2,268,084)           2,086,875
                                                            ---------

Atlas Strategic Income Fund                                    (continued)
--------------------------------------------------------------------------
                                                 contracts/
                                                       face
                                       strike       subject          value
                           date         price       to call       (note 1)
                          -----   -----------   -----------   ------------
CALL OPTIONS PURCHASED - .01%
  Australian Dollar Call
   Option...............  07/00    0.63 (AUD)       170,000   $        559
  Mexican Nuevo Peso
   Call Option..........  09/00    9.90 (MXP)         4,000          6,800
                                                                ----------
  Total Call Options Purchased (cost: $4,825)                        7,359
                                                                ----------

                                       face amount
                                       ------------
SHORT-TERM SECURITIES - 4.89%
  Triparty Repurchase Agreement dated
   June 30, 2000 with Prudential
   Securities, Inc., effective yield
   of 5.75%, due July 3, 2000,
   collateralized by FHLMC, 7.50%,
   April 1, 2028 with a value of
   $3,716,351........................  $  3,643,472         3,643,472
                                                           ----------
  Total Short-Term Securities (cost: $3,643,472)            3,643,472
                                                           ----------
TOTAL INVESTMENTS (COST: $80,833,218) - 102.59%            76,408,693
OTHER ASSETS AND LIABILITIES, NET - (2.59)%                (1,930,510)
                                                           ----------
NET ASSETS - 100.00%                                     $ 74,478,183
                                                           ----------
                                                           ----------

Atlas U.S. Government and Mortgage Securities Fund
--------------------------------------------------------------------
                                                           value
                                       face amount        (note 1)
                                       -----------      ------------
U.S. GOVERNMENT AGENCIES - 84.52%
  Federal Home Loan Mortgage Corp.
   7.00% due 2023 - 2029.............  $5,189,873       $  5,024,479
   7.50% due 2023 - 2024.............  10,078,161         10,002,095
   8.00% due 2024 - 2026.............   4,576,882          4,611,723
   8.50% due 2017 - 2026.............   1,067,848          1,090,612
   9.00% due 2017 - 2024.............   2,190,734          2,254,548
   9.50% due 2016 - 2021.............     450,891            470,337
   10.00% due 2017 - 2020............      44,622             46,983
   10.50% due 2018 - 2020............      58,471             62,463
  Federal National Mortgage Assn.
   6.50% due 2023 - 2029.............  36,494,658         34,450,140
   7.00% due 2023 - 2029.............  41,386,028         39,981,521
   7.50% due 2017 - 2030.............  20,947,553         20,686,442
   8.00% due 2024 - 2028.............  22,112,500         22,222,523
   8.50% due 2014 - 2027.............   2,993,790          3,052,620
   9.00% due 2021 - 2025.............   2,552,806          2,628,456
   9.50% due 2020....................      22,068             23,122
  Government National Mortgage Assn.
   7.50% due 2022 - 2024.............   4,173,123          4,157,202
   8.00% due 2023 - 2025.............   1,349,660          1,367,090
   8.50% due 2016 - 2020.............      25,633             26,397
                                                          ----------
  Total U.S. Government Agencies (cost:
    $156,454,143)                                        152,158,753
                                                          ----------

Statements of Investments in Securities and Net Assets             June 30, 2000
                                                                     (unaudited)
--------------------------------------------------------------------------------

Atlas U.S. Government and
Mortgage Securities Fund                                 (continued)
--------------------------------------------------------------------
                                                           value
                                       face amount        (note 1)
                                       -----------      ------------
COLLATERALIZED MORTGAGE OBLIGATIONS - 13.01%
  6.50% GNMA Floating Collateralized
   Mortgage Obligation due 2020......  $6,000,000       $  5,591,220
  6.50% GNMA Floating Collateralized
   Mortgage Obligation due 2025......   3,000,000          2,762,790
  6.50% FNMA Floating Collateralized
   Mortgage Obligation due 2026......   1,489,000          1,360,574
  6.50% FHLMC Floating Collateralized
   Mortgage Obligation due 2028......   2,000,000          1,795,620
  6.50% FHLMC Floating Collateralized
   Mortgage Obligation due 2028......   2,000,000          1,778,740
  6.50% FHLMC Floating Collateralized
   Mortgage Obligation due 2028......   4,000,000          3,550,000
  6.50% FHLMC Floating Collateralized
   Mortgage Obligation due 2028......   2,000,000          1,829,360
  6.50% FNMA Floating Collateralized
   Mortgage Obligation due 2028......   3,000,000          2,633,430
  6.50% GNMA Floating Collateralized
   Mortgage Obligation due 2028......   2,000,000          1,823,120
  8.50% FNMA Floating Collateralized
   Mortgage Obligation due 2017......     287,854            294,060
                                                          ----------
  Total Collateralized Mortgage Obligations (cost:
    $25,960,991)                                          23,418,914
                                                          ----------
SHORT-TERM INVESTMENTS - 2.26%
  Repurchase Agreement dated June 30,
   2000 with Lehman Brothers, Inc.,
   effective yield of 6.64%, due July
   3, 2000 with respect to $3,725,190
   GNMAs, 6.50%-12.00%, August 12,
   2001-July 15, 2029 with a value of
   $3,746,323 and $403,818 FNMA,
   9.00%, September 15, 2008 with a
   value of $414,154.................   4,075,000          4,075,000
                                                          ----------
  Total Short-Term Investments (cost: $4,075,000)          4,075,000
                                                          ----------
TOTAL SECURITIES (COST: $186,490,134) - 99.79%           179,652,667
OTHER ASSETS AND LIABILITIES, NET - .21%                     384,685
                                                          ----------
NET ASSETS - 100.00%                                    $180,037,352
                                                          ----------
                                                          ----------

Atlas California Municipal Money Fund
--------------------------------------------------------------------
                                                            value
                                        face amount       (note 1)
                                        -----------      -----------
TAX-EXEMPT COMMERCIAL PAPER - 22.59%
  Los Angeles, Department of Water and
   Power, Electric Plant Revenue,
   3.65% due 08/10/00.................  $3,000,000       $ 3,000,000
   3.90% due 08/10/00.................   1,000,000         1,000,000
  Sacramento Municipal Utility
   District, Series I, 4.15% due
   08/10/00...........................     700,000           700,000
  San Jose, International Airport
   Authority, 4.20% due 09/06/00......     700,000           700,000


Atlas California Municipal Money Fund                    (continued)
--------------------------------------------------------------------
                                                            value
                                        face amount       (note 1)
                                        -----------      -----------
  State, General Obligation,
   3.75% due 07/11/00.................  $1,500,000       $ 1,500,000
   4.30% due 07/07/00.................   2,000,000         2,000,000
                                                           ---------
  Total Tax-Exempt Commercial Paper (cost:
    $8,900,000)                                            8,900,000
                                                           ---------
FIXED RATE BONDS AND NOTES - 16.45%
  Fremont, Unified School District,
   Tax and Revenue Anticipation, 4%
   due 07/28/00.......................   1,000,000         1,000,460
  Kern, High School District, Tax and
   Revenue Anticipation, 4.00% due
   07/06/00...........................   1,500,000         1,500,120
  Mt. Diablo, Unified School District,
   Tax and Revenue Anticipation, 4.50%
   due 01/19/01.......................     850,000           853,092
  Puerto Rico, Industrial, Medical and
   Environmental Pollution Control
   Facilities Financing Authority,
   Reynolds Metals Co. Project, 3.50%
   due 09/01/13.......................     700,000           700,000
  San Diego County, Regional
   Transportation Commission Sales Tax
   Revenue, Series A, FGIC Insured,
   4.40% due 04/01/01.................   1,120,000         1,126,530
  State Pollution Control Financing
   Authority, Pollution Control
   Revenue Refunding,
   Chevron USA, Inc. Project, 3.80%
   due 11/15/01.......................   1,000,000           999,690
   Chevron USA, Inc. Project, 4.15%
   due 05/15/02.......................     300,000           300,000
                                                           ---------
  Total Fixed Rate Bonds and Notes (cost:
    $6,479,892)                                            6,479,892
                                                           ---------
VARIABLE RATE DEMAND NOTES* - 60.32%
  Alameda County, Industrial
   Development Agency, Tool Family
   Partnership, AMT, Series A, 4.60%
   due 07/01/27.......................     900,000           900,000
  Glendale, Revenue Reliance
   Development, Public Parking, 4.30%
   due 12/01/14.......................     500,000           500,000
  Irvine Improvement Bond Act 1915,
   Assessment District Number 89-10,
   4.15% due 09/02/15.................     500,000           500,000
   Assessment District Number 95-12,
   Series A, 4.15% due 09/02/21.......   1,000,000         1,000,000
   Assessment District Number 97-16,
   4.15% due 09/02/22.................   1,000,000         1,000,000
  Lassen Municipal Utility District,
   Revenue Refunding, Series A, AMT,
   FSA Insured, 4.60% due 05/01/08....     800,000           800,000
  Los Angeles, Unified School
   District, COP, Belmont Learning
   Complex, Series A, 4.35% due
   12/01/17...........................     700,000           700,000
  Los Angeles County, Metropolitan
   Transportation Authority Sales Tax
   Revenue, Proposition C, Series A,
   MBIA Insured, 4.25% due 07/01/20...     200,000           200,000
  Los Angeles County, Multi-Family
   Housing Revenue, Malibu Meadows
   Project-B, 4.25% due 04/15/28......   1,500,000         1,500,000

      The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

Atlas California Municipal Money Fund                    (continued)
--------------------------------------------------------------------
                                                            value
                                        face amount       (note 1)
                                        -----------      -----------
  Orange County, Apartment Development
   Revenue,
   Aliso Creek Project-B, 4.20% due
   11/1/22............................  $  800,000       $   800,000
   Capistrano Pointe-A, 4.30% due
   12/01/29...........................   1,500,000         1,500,000
  Rancho Mirage, Joint Powers
   Financing Authority, COP,
   Eisenhower Medical Center, Series
   B, MBIA Insured, 4.30% due
   07/01/22...........................   1,050,000         1,050,000
  San Francisco, City and County
   Redevelopment Agency, Multi-Family
   Revenue, Fillmore Center Project
   B-1, 4.30% due 12/1/17.............   1,900,000         1,900,000
  San Jacinto, Unified School
   District, COP, School Facility
   Board Funding Program, FSA Insured,
   4.35% due 09/01/27.................   1,460,000         1,460,000
  San Jose, Multi-Family Mortgage
   Revenue, Somerset Park, Series A,
   AMT, 4.55% due 11/01/17............   1,600,000         1,600,000
  San Leandro, Multi-Family, Carlton
   Plaza Project, Series A, AMT, 4.40%
   due 10/01/27.......................   1,000,000         1,000,000
  Santa Paula, Public Financing
   Authority Lease Revenue, Water
   System Acquisition Project, 4.45%
   due 02/01/26.......................   1,600,000         1,600,000
  State Educational Facilities
   Authority Revenue, Pomona College,
   4.30% due 07/01/22.................   1,200,000         1,200,000
  State Health Facilities Financing
   Authority Revenue Refunding,
   Scripps Hospital, Series B, MBIA
   Insured, 4.30% due 10/01/21........   1,000,000         1,000,000
  State Housing Financing Agency
   Revenue, Multi-Family, Series B,
   4.25% due 07/15/13.................     200,000           200,000
  Statewide Communities Development
   Authority, Multi-Family, Sunrise of
   Moraga, Series A, AMT, 4.40% due
   07/01/27...........................   1,255,000         1,255,000
  Statewide Communities Development
   Corp. Revenue,
   Florestone, AMT, 4.65% due
   05/01/09...........................     695,000           695,000
   Setton Properties Project, AMT,
   4.65% due 10/01/10.................     700,000           700,000
   Tri-Valley Industrial Development,
   Series F, AMT, 4.65% due
   12/01/10...........................     700,000           700,000
                                                           ---------
  Total Variable Rate Demand Notes (cost:
    $23,760,000)                                          23,760,000
                                                           ---------
TOTAL SECURITIES (COST: $39,139,892) - 99.36%             39,139,892
OTHER ASSETS AND LIABILITIES, NET - .64%                     251,509
                                                           ---------
NET ASSETS - 100.00%                                     $39,391,401
                                                           ---------
                                                           ---------

Atlas National Municipal Money Fund
---------------------------------------------------------------------
                                                             value
                                          face amount       (note 1)
                                          ---------        --------
TAX-EXEMPT COMMERCIAL PAPER - 8.10%
  Harris County, Texas, Combined General
   Obligation and Sub Lien, 4.20% due
   08/10/00.............................   $200,000        $  200,000
  Sarasota County, Florida, Public
   Hospital District, Series C, 4.30%
   due 10/06/00.........................    200,000           200,000
                                                           ----------
  Total Tax-Exempt Commercial Paper (cost: $400,000)          400,000
                                                           ----------
FIXED RATE BONDS AND NOTES - 24.76%
  Cass County, Indiana, Building Corp.,
   MBIA Insured, 4.60% due 07/15/00.....    120,000           120,000
  Chicago, Illinois, Tender Notes,
   Series A, 3.90% due 01/03/02.........    100,000           100,000
  Illinois, General Obligation, 4.625%
   due 02/01/01.........................    100,000           100,155
  Killeen, Texas, Waterworks and Sewer
   Revenue, FSA Insured, 5% due
   08/15/00.............................    100,000           100,118
  Lake County, Indiana, General
   Obligation, FSA Insured, 4.125% due
   07/15/00.............................    150,000           150,015
  Milwaukee, Wisconsin, General
   Obligation, Series F, 5% due
   11/15/00.............................    100,000           100,145
  Mississippi State, Small Enterprise,
   General Obligation, Series D, AMT,
   7.75%, due 07/01/00..................    155,000           155,000
  Onalaska, Texas, Independent School
   District, Public Schools Fund
   Guaranteed, 4.60% due 02/15/01.......    155,000           155,000
  Texas, Tax and Revenue Anticipation,
   Series A, 4.50% due 08/31/00.........    100,000           100,130
  Washington, Public Power Supply, 7%
   due 07/01/12.........................    140,000           142,800
                                                           ----------
  Total Fixed Rate Bonds and Notes (cost: $1,223,363)       1,223,363
                                                           ----------
VARIABLE RATE DEMAND NOTES* - 66.20%
  Allegheny County, Pennsylvania,
   Hospital Development Authority,
   Presbyterian University, Series B1,
   4.85% due 03/01/18...................     95,000            95,000
  Allentown, Pennsylvania, Area Hospital
   Authority Revenue, Sacred Heart
   Hospital, Series B, 4.85% due
   07/01/23.............................    200,000           200,000
  Birmingham-Carraway, Alabama, Special
   Care Facilities Financing Authority
   Revenue, 4.60% due 08/15/28..........    100,000           100,000
  Butte-Silver Bow, Montana, Pollution
   Control Revenue, Rhone-Poulenc, Inc.
   Project, 4.70% due 03/01/16..........    100,000           100,000
  Florida, Housing Financing Agency,
   Multi-Family Revenue Refunding, 4.75%
   due 04/01/26.........................    200,000           200,000
  Fort Wayne, Indiana, Hospital
   Authority Revenue, Parkview Memorial
   Hospital, Series D, 4.55% due
   01/01/16.............................    200,000           200,000
  Grand Forks, North Dakota, Health Care
   Facilities Revenue, The United
   Hospital Obligated Group, Series PJ,
   4.55% due 12/01/16...................    100,000           100,000

Statements of Investments in Securities and Net Assets             June 30, 2000
                                                                     (unaudited)
--------------------------------------------------------------------------------

Atlas National Municipal Money Fund                       (continued)
---------------------------------------------------------------------
                                                             value
                                          face amount       (note 1)
                                          ---------         --------
  Grapevine, Texas, Industrial
   Development Corp. Revenue, Multiple
   Mode, American Airlines,
   Series B2, 4.55% due 12/01/24........   $200,000        $  200,000
   Series B3, 4.55% due 12/01/24........    200,000           200,000
  Illinois, Health Facilities Financing
   Authority Revenue,
   Ingalls Memorial Hospital, Series C,
   4.65% due 01/01/16...................    200,000           200,000
   Rush Presbyterian, St. Luke's
   Medical, Series 89A, 4.75% due
   10/01/10.............................    200,000           200,000
  Indiana, Health Facility Authority
   Revenue, Capital Access '91, 4.65%
   due 08/01/06.........................    100,000           100,000
  Lone Star, Texas, Airport Improvement
   Authority, Multiple Mode, Series A-4,
   4.55% due 12/01/14...................    200,000           200,000
  Montana, Health Facilities Authority
   Revenue, Health Care Pooled Loan
   Program, Series A, FGIC Insured,
   4.75% due 12/01/20...................    100,000           100,000
  Morgan County, Utah, Solid Waste
   Disposal Revenue, Holnam, Inc.
   Project, AMT, 4.80% due 08/01/31.....    100,000           100,000
  North Central, Texas, Health
   Facilities Development Corp. Revenue,
   Presbyterian Medical Center, MBIA
   Insured, Series C, 4.55% due
   12/01/15.............................    100,000           100,000
  Sullivan County, Tennessee, Industrial
   Development Board, Pollution Control
   Revenue, Mead Corp. Project, 4.45%
   due 10/01/16.........................    100,000           100,000
  Sunshine, Florida, Governmental
   Financing Commission Revenue, AMBAC
   Insured, 4.70% due 07/01/16..........    200,000           200,000
  University of South Florida
   Foundation, Inc., COP, 4.85% due
   01/01/29.............................    100,000           100,000
  Winston-Salem, North Carolina, COP,
   Risk Acceptance Management Corp.,
   4.70% due 07/01/09...................    175,000           175,000
  Wisconsin, Health and Educational
   Facilities Authority Revenue, Wheaton
   Franciscan Services, 4.90% due
   08/15/16.............................    100,000           100,000
  Wisconsin, Health Facilities Authority
   Revenue, Franciscan Health Care,
   Series A-1, 4.60% due 01/01/16.......    200,000           200,000
                                                           --------
  Total Variable Rate Demand Notes (cost: $3,270,000)       3,270,000
                                                           --------
TOTAL SECURITIES (COST: $4,893,363) - 99.06%                4,893,363
OTHER ASSETS AND LIABILITIES, NET - .94%                       46,174
                                                             --------
NET ASSETS - 100.00%                                       $4,939,537
                                                             --------
                                                             --------

Atlas U.S. Treasury Money Fund
--------------------------------------------------------------------
                                                            value
                                        face amount       (note 1)
                                        -----------      -----------
UNITED STATES TREASURY BILLS - 36.52%
  5.40% - 6.03% due
      07/20/00 - 10/19/00.............  $22,833,000      $22,614,388
                                                           ---------
  Total United States Treasury Bills (cost:
    $22,614,388)                                          22,614,388
                                                           ---------
UNITED STATES TREASURY NOTES - 62.48%
  5.38% - 6.25% due
    07/31/00 - 10/31/00...............  38,000,000        38,694,078
                                                           ---------
  Total United States Treasury Notes (cost:
    $38,694,078)                                          38,694,078
                                                           ---------
TOTAL SECURITIES (COST: $61,308,466) - 99.00%             61,308,466
OTHER ASSETS AND LIABILITIES, NET - 1.00%                    617,030
                                                           ---------
NET ASSETS - 100.00%                                     $61,925,496
                                                           ---------
                                                           ---------

* Variable rate demand notes are tax-exempt obligations which contain a floating or variable interest rate adjustment formula (computed daily or weekly) and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon short notice prior to specified dates. The interest rate may change on specified dates in relationship with changes in a designated rate (such as the prime interest or U.S. Treasury Bill rates).
(a) Restricted securities which are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2000, the value of these securities amounted to $316,680 or 0.23% of net assets in the Global Growth Fund, $3,193,750 or 0.65% of net assets in the Growth and Income Fund, and $4,769,213 or 6.40% of net assets in the Strategic Income Fund.
(b) Non-income producing security.
(c) Represents the current interest rate for a variable rate security.
(d) Denotes a step bond: a zero coupon bond that converts to a fixed rate of interest at a designated future date.
(e) Represents the current interest rate for an increasing rate security.
(f) Identifies issues considered to be illiquid - See Note 10 to Financial Statements.
(g) Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed-income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs).
(h) Interest or dividend is paid in kind.
(i) Units may be comprised of several components, such as debt and equity and/or warrants to purchase equity at some point in the future. For units which represent debt securities, face amount disclosed represents total underlying principal.
(j) Face amount is reported in U.S. Dollars, except for those denoted in the following currencies:

    ARP - Argentine Peso           HUF - Hungarian Forint
    BRA - Brazilian Real           JPY - Japanese Yen
    CAD - Canadian Dollar          MXP - Mexican Nuevo Peso
    DEM - German Deutsche Mark     NOK - Norwegian Krone
    EUR - Euro                     NZD - New Zealand Dollar
    FRF - French Franc             PLZ - Polish Zloty
    GBP - British Pound Sterling   RUR - Russian Ruble
    GRD - Greek Drachma            SEK - Swedish Krona

(k) Securities with an aggregate market value of $223,226 are held in collateralized accounts to cover initial margin requirements on open futures purchases and sales contracts. See Note 8 of Notes to Financial Statements.
(l) A sufficient amount of securities has been designated to cover outstanding forward currency exchange contracts. See Note 7 of Notes to Financial Statements.
(m) For zero coupon bonds, the interest rate shown is the effective yield on the date of purchase.

      The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

(n) Principal-Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. The value of these securities generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon-bearing bonds of the same maturity.

(o) A sufficient amount of securities has been designated to cover outstanding written call options, as follows:

                                                    CONTRACTS/FACE      EXPIRATION   EXERCISE        PREMIUM   MARKET VALUE
                                                  SUBJECT TO CALL/PUT      DATE       PRICE          RECEIVED   SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
Strategic Income Fund:
-------------------
Venezuela (Republic of) Bonds, 9.25% due 9/15/27
  Call Option                                           90               9/7/2000      $68           $1,296        $900
                                                                                                     -------------------
                                                                                                     -------------------

ADR = American Depositary Receipt
AMBAC = AMBAC Indemnity Corporation
AMT = Alternative Minimum Tax
COP = Certificate of Participation
FGIC = Financial Guarantee Insurance Corporation
FSA = Financial Security Assurance Inc.
GDR = Global Depositary Receipt
MBIA = Municipal Bond Investors Assurance

Statements of Assets and Liabilities                   June 30, 2000 (unaudited)
--------------------------------------------------------------------------------

                                   Stock Funds
                                   ----------------------------------------------------------------------------------------------
                                                        Emerging              Global             Growth and           Strategic
                                    Balanced             Growth               Growth               Income               Growth
                                      Fund                Fund                 Fund                 Fund                 Fund
                                   ----------------------------------------------------------------------------------------------
ASSETS:
  Investment in securities, at
    identified cost............    $62,569,530         $24,736,405         $111,593,349         $347,825,166         $131,328,792
                                     ---------           ---------           ----------           ----------           ----------
                                     ---------           ---------           ----------           ----------           ----------
  Investment in securities, at
    value......................    $65,889,461         $29,044,278         $134,908,188         $490,624,055         $173,110,493
  Cash.........................              0                   0              616,961                    0                    0
  Receivables:
    Securities sold............      1,103,578              45,311            1,502,897            1,806,814                    0
    Fund's shares sold.........         33,381              50,668              405,041              468,021              395,310
    Interest and dividends.....        201,394               3,934              116,911              387,999               29,028
    Other......................              0                   0               33,186                    0                    0
  Variation margin on futures
    contracts..................              0                   0                    0                    0                    0
                                     ---------           ---------           ----------           ----------           ----------
  Total assets.................     67,227,814          29,144,191          137,583,184          493,286,889          173,534,831
                                     ---------           ---------           ----------           ----------           ----------
LIABILITIES:
  Payables for:
    Securities purchased.......     10,546,284                   0            2,062,527                    0                    0
    Fund's shares redeemed.....         56,762              85,363               26,855              286,403                2,836
    Dividends..................          9,240                   0                    0               29,073                    0
  Accrued expenses.............         87,392              41,800              195,857              616,345              220,300
  Options written, at value
    (premiums received
    $1,296)....................              0                   0                    0                    0                    0
  Unrealized depreciation on
  forward foreign exchange
  currency contracts (Note
  7)...........................              0                   0                2,446                    0                    0
                                     ---------           ---------           ----------           ----------           ----------
  Total liabilities............     10,699,678             127,163            2,287,685              931,821              223,136
                                     ---------           ---------           ----------           ----------           ----------
NET ASSETS.....................    $56,528,136         $29,017,028         $135,295,499         $492,355,068         $173,311,695
                                     ---------           ---------           ----------           ----------           ----------
                                     ---------           ---------           ----------           ----------           ----------
NET ASSETS CONSIST OF:
  Net unrealized appreciation
    (depreciation).............    $ 3,319,931         $ 4,307,873         $ 23,314,548         $142,798,889         $ 41,781,701
  Accumulated net realized gain
    (loss).....................     (5,300,623)           (463,446)           7,289,626            8,838,788            3,634,609
  Undistributed net investment
    income (loss)..............            123            (450,279)             289,600                1,726             (310,283)
  Paid in capital..............     58,508,705          25,622,880          104,401,725          340,715,665          128,205,668
                                     ---------           ---------           ----------           ----------           ----------
NET ASSETS.....................    $56,528,136         $29,017,028         $135,295,499         $492,355,068         $173,311,695
                                     ---------           ---------           ----------           ----------           ----------
                                     ---------           ---------           ----------           ----------           ----------
NET ASSET VALUE PER SHARE:
  Class A
    Net Assets.................    $50,872,978         $27,030,823         $125,777,387         $468,932,929         $157,468,174
    Shares outstanding.........      4,083,071           1,539,554            5,971,489           16,800,327            6,678,574
    Net asset value per share
    and maximum offering
    price......................    $     12.46         $     17.56         $      21.06         $      27.91         $      23.58
  Class B
    Net Assets.................    $ 5,655,158         $ 1,986,205         $  9,518,112         $ 23,422,139         $ 15,843,521
    Shares outstanding.........        455,908             115,608              464,596              843,687              686,775
    Net asset value per share
    and maximum offering
    price......................    $     12.40         $     17.18         $      20.49         $      27.76         $      23.07
CAPITAL SHARES AUTHORIZED:.....     20,000,000          15,000,000           15,000,000           20,000,000           10,000,000
                                     ---------           ---------           ----------           ----------           ----------
                                     ---------           ---------           ----------           ----------           ----------

      The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

Bond Funds                                                   Money Funds
--------------------------------------------------------------------------------------------------------
 California     National      Strategic    U.S. Government    California      National
 Municipal      Municipal      Income       and Mortgage      Municipal      Municipal     U.S. Treasury
 Bond Fund      Bond Fund       Fund       Securities Fund    Money Fund     Money Fund     Money Fund
--------------------------------------------------------------------------------------------------------
$192,720,377   $50,255,984   $80,833,218    $186,490,134     $ 39,139,892   $  4,893,363   $ 61,308,466
  ----------     ---------     ---------    ------------       ----------     ----------    -----------
  ----------     ---------     ---------    ------------       ----------     ----------    -----------
$193,910,956   $50,258,181   $76,408,693    $179,652,667     $ 39,139,892   $  4,893,363   $ 61,308,466
      65,945        34,699        14,007             370              763          6,453          2,201
      15,000       102,000     1,208,812               0                0              0              0
     100,815        50,000       227,938          17,157           22,916              0        819,584
   3,491,540       757,946     1,356,065       1,102,351          269,346         43,263              0
           0             0            25          28,756                0              0              0
           0             0         3,590               0                0              0              0
  ----------     ---------     ---------    ------------       ----------     ----------    -----------
 197,584,256    51,202,826    79,219,130     180,801,301       39,432,917      4,943,079     62,130,251
  ----------     ---------     ---------    ------------       ----------     ----------    -----------
           0             0     4,303,830               0                0              0              0
     151,892        13,261        12,925         191,903           16,210              0        160,319
     254,016        55,188       280,696         338,212            4,586            719          9,871
     231,779        63,753       116,204         233,834           20,720          2,823         34,565
           0             0           900               0                0              0              0
           0             0        26,392               0                0              0              0
  ----------     ---------     ---------    ------------       ----------     ----------    -----------
     637,687       132,202     4,740,947         763,949           41,516          3,542        204,755
  ----------     ---------     ---------    ------------       ----------     ----------    -----------
$196,946,569   $51,070,624   $74,478,183    $180,037,352     $ 39,391,401   $  4,939,537   $ 61,925,496
  ----------     ---------     ---------    ------------       ----------     ----------    -----------
  ----------     ---------     ---------    ------------       ----------     ----------    -----------
$  1,190,579   $     2,197   $(4,352,473)   $ (6,837,467)    $          0   $          0   $          0
    (481,540)     (724,222)   (4,634,468)    (16,573,762)             (85)          (377)       (26,886)
           0             0        84,173               0                0              0              0
 196,237,530    51,792,649    83,380,951     203,448,581       39,391,486      4,939,914     61,952,382
  ----------     ---------     ---------    ------------       ----------     ----------    -----------
$196,946,569   $51,070,624   $74,478,183    $180,037,352     $ 39,391,401   $  4,939,537   $ 61,925,496
  ----------     ---------     ---------    ------------       ----------     ----------    -----------
  ----------     ---------     ---------    ------------       ----------     ----------    -----------
$191,929,213   $49,482,218   $69,542,010    $176,214,441     $ 39,391,401   $  4,939,537   $ 61,366,441
  17,880,051     4,647,673    15,327,798      18,341,207       39,391,486      4,939,914     61,393,232
$      10.73   $     10.65   $      4.54    $       9.61     $       1.00   $       1.00   $       1.00
$  5,017,356   $ 1,588,406   $ 4,936,173    $  3,822,911               NA             NA   $    559,055
     467,141       149,109     1,089,671         397,888               NA             NA        559,150
$      10.74   $     10.65   $      4.53    $       9.61               NA             NA   $       1.00
  50,000,000    20,000,000    50,000,000      50,000,000      350,000,000    130,000,000    125,000,000
  ----------     ---------     ---------    ------------       ----------     ----------    -----------
  ----------     ---------     ---------    ------------       ----------     ----------    -----------

Statements of Operations      For the six months ended June 30, 2000 (unaudited)
--------------------------------------------------------------------------------

                                      Stock Funds
                                      -------------------------------------------------------------------------------------------
                                                           Emerging             Global            Growth and           Strategic
                                       Balanced             Growth              Growth              Income              Growth
                                         Fund                Fund                Fund                Fund                Fund
                                      -------------------------------------------------------------------------------------------
INVESTMENT INCOME:
  Income:
    Interest......................    $   697,962         $   106,017         $   342,239         $ 2,661,550         $   566,862
    Dividends.....................        439,063               2,694             678,971           1,773,512              92,846
                                        ---------           ---------           ---------           ---------           ---------
  Total income....................      1,137,025             108,711           1,021,210           4,435,062             659,708
                                        ---------           ---------           ---------           ---------           ---------
  Expenses:
    Management fees...............        223,415             105,599             449,119           1,439,436             485,760
    Distribution fees:
      Class A.....................         71,883              30,443             130,064             549,654             162,376
      Class B.....................         23,723               7,669              34,829              88,173              57,914
    Transfer agency fees and
      expenses....................         51,459              38,084              73,729             209,176              81,877
    Custodian fees and expenses...         22,144              31,626              76,655              95,097              32,938
    Directors' fees...............          1,334                 551               2,362               9,670               3,029
    Registration fees.............          3,363               3,942               8,678              11,073               7,905
    Accounting and legal fees.....          8,078               7,615               8,683              12,994               9,077
    Reports to shareholders.......          5,863               4,352              10,276              29,237              11,939
    Other.........................          1,380                 571               2,448               6,150               2,862
                                        ---------           ---------           ---------           ---------           ---------
      Total expenses..............        412,642             230,452             796,843           2,450,660             855,677
    Management fees waived:
      Class A.....................              0                   0                   0                   0                   0
      Class B.....................              0                   0                   0                   0                   0
    Distribution fees waived:
      Class A.....................              0             (15,930)                  0                   0                   0
      Class B.....................              0                   0                   0                   0                   0
    Expense reimbursement:
      Class A.....................              0                   0                   0                   0                   0
      Class B.....................         (4,794)             (5,442)             (2,034)             (2,106)               (573)
                                        ---------           ---------           ---------           ---------           ---------
  Net expenses....................        407,848             209,080             794,809           2,448,554             855,104
                                        ---------           ---------           ---------           ---------           ---------
  Net investment income (loss)....        729,177            (100,369)            226,401           1,986,508            (195,396)
                                        ---------           ---------           ---------           ---------           ---------
REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS AND FOREIGN
CURRENCY:
  Realized gain (loss) from:
    Security transactions
    (including premiums on options
    exercised)....................     (5,300,722)           (618,390)          7,988,748           8,787,150           3,585,202
    Closing of futures
      contracts...................              0                   0                   0                   0                   0
    Closing and expiration of
      options written.............              0                   0                   0                   0                   0
    Foreign currency
      transactions................           (308)               (560)           (111,251)                  0                   0
                                        ---------           ---------           ---------           ---------           ---------
  Net realized gain (loss) on
  investments and foreign
  currency........................     (5,301,030)           (618,950)          7,877,497           8,787,150           3,585,202
                                        ---------           ---------           ---------           ---------           ---------
  Unrealized appreciation
    (depreciation):
    Beginning of period...........      1,000,161           6,182,903          23,247,267         129,438,089          26,069,248
    End of period.................      3,319,931           4,307,873          23,314,548         142,798,889          41,781,701
                                        ---------           ---------           ---------           ---------           ---------
  Net change in unrealized
  appreciation (depreciation) on
  investments and foreign
  currency........................      2,319,770          (1,875,030)             67,281          13,360,800          15,712,453
                                        ---------           ---------           ---------           ---------           ---------
  Net realized and unrealized gain
  (loss) on investments and
  foreign currency................     (2,981,260)         (2,493,980)          7,944,778          22,147,950          19,297,655
                                        ---------           ---------           ---------           ---------           ---------
  Net increase (decrease) in net
  assets resulting from
  operations......................    $(2,252,083)        $(2,594,349)        $ 8,171,179         $24,134,458         $19,102,259
                                        ---------           ---------           ---------           ---------           ---------
                                        ---------           ---------           ---------           ---------           ---------

      The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

Bond Funds                                                   Money Funds
----------------------------------------------------------------------------------------------------
California       National     Strategic    U.S. Government   California    National
 Municipal      Municipal      Income       and Mortgage     Municipal    Municipal    U.S. Treasury
 Bond Fund      Bond Fund       Fund       Securities Fund   Money Fund   Money Fund    Money Fund
----------------------------------------------------------------------------------------------------
$ 5,708,890     $1,554,021   $ 3,579,304     $ 6,983,638      $672,805     $ 92,909     $1,591,817
          0              0        69,984               0             0            0              0
  ---------       --------     ---------     -----------      --------      -------     ----------
  5,708,890      1,554,021     3,649,288       6,983,638       672,805       92,909      1,591,817
  ---------       --------     ---------     -----------      --------      -------     ----------
    538,899        142,992       274,807         518,598        97,111       11,552        141,379
    238,521         62,872        85,255         230,519        48,555        5,777         70,014
     19,298          6,373        19,041          15,624            NA           NA          2,027
     60,846         26,667        45,827         109,423        12,990        3,226         54,532
     46,783         18,816        70,546          88,323        12,920        3,980         13,649
      4,093          1,086         1,531           3,941           811           97          1,180
      2,606          3,255         4,161           4,819         1,058        2,659          3,586
      9,706          7,932        11,603           9,616         7,223        6,802          7,987
      5,861          2,049         4,201          10,411         1,321          302          4,769
      6,586          3,884         1,584          11,525         1,421          169          1,502
  ---------       --------     ---------     -----------      --------      -------     ----------
    933,199        275,926       518,556       1,002,799       183,410       34,564        300,625
          0              0             0               0       (12,497)     (11,554)       (28,819)
          0              0             0               0            NA           NA           (277)
          0              0             0               0       (48,555)      (5,777)       (70,014)
          0              0             0               0            NA           NA              0
          0              0             0               0             0         (827)             0
     (7,251)        (7,264)       (6,586)         (7,009)           NA           NA         (7,212)
  ---------       --------     ---------     -----------      --------      -------     ----------
    925,948        268,662       511,970         995,790       122,358       16,406        194,303
  ---------       --------     ---------     -----------      --------      -------     ----------
  4,782,942      1,285,359     3,137,318       5,987,848       550,447       76,503      1,397,514
  ---------       --------     ---------     -----------      --------      -------     ----------
     50,877         37,028    (2,096,199)     (1,507,548)            0            0         (1,634)
          0              0       (12,918)              0             0            0              0
          0              0        (6,929)              0             0            0              0
          0              0      (104,685)              0             0            0              0
  ---------       --------     ---------     -----------      --------      -------     ----------
     50,877         37,028    (2,220,731)     (1,507,548)            0            0         (1,634)
  ---------       --------     ---------     -----------      --------      -------     ----------
 (3,434,275)      (634,409)   (4,435,668)     (8,164,155)            0            0              0
  1,190,579          2,197    (4,352,473)     (6,837,467)            0            0              0
  ---------       --------     ---------     -----------      --------      -------     ----------
  4,624,854        636,606        83,195       1,326,688             0            0              0
  ---------       --------     ---------     -----------      --------      -------     ----------
  4,675,731        673,634    (2,137,536)       (180,860)            0            0         (1,634)
  ---------       --------     ---------     -----------      --------      -------     ----------
$ 9,458,673     $1,958,993   $   999,782     $ 5,806,988      $550,447     $ 76,503     $1,395,880
  ---------       --------     ---------     -----------      --------      -------     ----------
  ---------       --------     ---------     -----------      --------      -------     ----------

Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                              Stock Funds
                                              ----------------------------------------------------------------
                                              Balanced Fund                       Emerging Growth Fund
                                              ----------------------------------------------------------------
                                                2000(1)           1999(2)           2000(1)          1999(2)
                                              (unaudited)                         (unaudited)
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
  Net investment income (loss)..........      $    729,177      $  3,075,700      $  (100,369)     $  (184,217)
  Net realized gain (loss) on
  investments and foreign currency......        (5,301,030)        1,799,082         (618,950)       2,405,133
  Net change in unrealized appreciation
  (depreciation) on investments and
  foreign currency......................         2,319,770        (9,760,436)      (1,875,030)       3,566,759
                                                ----------        ----------        ---------        ---------
  Net increase (decrease) in net assets
  resulting from operations.............        (2,252,083)       (4,885,654)      (2,594,349)       5,787,675
                                                ----------        ----------        ---------        ---------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income:
    Class A.............................          (671,114)       (2,814,255)               0                0
    Class B.............................           (58,024)         (261,528)               0                0
  Tax return of capital:
    Class A.............................                 0                 0                0                0
    Class B.............................                 0                 0                0                0
  From net realized gain:
    Class A.............................              (463)       (1,622,901)               0         (829,220)
    Class B.............................                 0          (175,980)               0          (84,428)
  In excess of net realized gain on
  investments:
    Class A.............................                 0                 0                0                0
    Class B.............................                 0                 0                0                0
                                                ----------        ----------        ---------        ---------
  Total distributions:
    Class A.............................          (671,577)       (4,437,156)               0         (829,220)
    Class B.............................           (58,024)         (437,508)               0          (84,428)
                                                ----------        ----------        ---------        ---------
CAPITAL SHARE TRANSACTIONS:
  Net proceeds from sales of shares:
    Class A.............................         4,612,938        22,687,245       12,121,053        3,679,935
    Class B.............................            40,068           240,048          372,923          104,260
  Reinvestment of distributions:
    Class A.............................           643,746         4,281,806                0          731,653
    Class B.............................            51,819           404,505                0           83,628
  Cost of shares redeemed:
    Class A.............................       (25,065,301)      (33,217,461)      (2,242,256)      (6,043,303)
    Class B.............................        (2,041,255)       (1,937,618)        (154,814)        (732,436)
                                                ----------        ----------        ---------        ---------
  Net increase (decrease) in net assets
  resulting from capital share
  transactions:
    Class A.............................       (19,808,617)       (6,248,410)       9,878,797       (1,631,715)
    Class B.............................        (1,949,368)       (1,293,065)         218,109         (544,548)
                                                ----------        ----------        ---------        ---------
  Net increase (decrease) in net
  assets................................       (24,739,669)      (17,301,793)       7,502,557        2,697,764
NET ASSETS:
  Beginning of period...................        81,267,805        98,569,598       21,514,471       18,816,707
                                                ----------        ----------        ---------        ---------
  End of period.........................      $ 56,528,136      $ 81,267,805      $29,017,028      $21,514,471
                                                ----------        ----------        ---------        ---------
                                                ----------        ----------        ---------        ---------

                                          Stock Funds
                                          -------------------------------------
                                          Global Growth Fund
                                          -------------------------------------
                                            2000(1)           1999(2)
                                          (unaudited)
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
  Net investment income (loss)..........  $    226,401      $     67,067
  Net realized gain (loss) on
  investments and foreign currency......     7,877,497        12,014,812
  Net change in unrealized appreciation
  (depreciation) on investments and
  foreign currency......................        67,281        14,154,268
                                            ----------        ----------
  Net increase (decrease) in net assets
  resulting from operations.............     8,171,179        26,236,147
                                            ----------        ----------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income:
    Class A.............................             0                 0
    Class B.............................             0                 0
  Tax return of capital:
    Class A.............................             0                 0
    Class B.............................             0                 0
  From net realized gain:
    Class A.............................       (14,883)      (10,542,628)
    Class B.............................             0        (1,298,105)
  In excess of net realized gain on
  investments:
    Class A.............................             0                 0
    Class B.............................             0                 0
                                            ----------        ----------
  Total distributions:
    Class A.............................       (14,883)      (10,542,628)
    Class B.............................             0        (1,298,105)
                                            ----------        ----------
CAPITAL SHARE TRANSACTIONS:
  Net proceeds from sales of shares:
    Class A.............................    54,075,374        18,101,415
    Class B.............................       869,554           259,545
  Reinvestment of distributions:
    Class A.............................        14,883        10,476,846
    Class B.............................             0         1,286,005
  Cost of shares redeemed:
    Class A.............................    (5,982,318)       (7,472,646)
    Class B.............................      (572,985)         (877,257)
                                            ----------        ----------
  Net increase (decrease) in net assets
  resulting from capital share
  transactions:
    Class A.............................    48,107,939        21,105,615
    Class B.............................       296,569           668,293
                                            ----------        ----------
  Net increase (decrease) in net
  assets................................    56,560,804        36,169,322
NET ASSETS:
  Beginning of period...................    78,734,695        42,565,373
                                            ----------        ----------
  End of period.........................  $135,295,499      $ 78,734,695
                                            ----------        ----------
                                            ----------        ----------

(1) For the six months ended June 30, 2000.
(2) For the year ended December 31, 1999.

      The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

                                                                                        Bond Funds
    ---------------------------------------------------------------------------------------------------------------------

    Growth and Income Fund                    Strategic Growth Fund                     California Municipal Bond Fund
    ---------------------------------------------------------------------------------------------------------------------
      2000(1)              1999(2)              2000(1)              1999(2)              2000(1)              1999(2)
    (unaudited)                               (unaudited)                               (unaudited)
    $  1,986,508         $  1,858,878         $   (195,396)        $   (113,721)        $  4,782,942         $  9,964,390
       8,787,150           35,003,101            3,585,202           17,416,509               50,877             (538,999)
      13,360,800           61,597,860           15,712,453           15,342,472            4,624,854          (19,330,414)
      ----------           ----------           ----------           ----------           ----------           ----------
      24,134,458           98,459,839           19,102,259           32,645,260            9,458,673           (9,905,023)
      ----------           ----------           ----------           ----------           ----------           ----------
      (1,943,402)          (1,834,528)                   0                    0           (4,669,989)          (9,665,400)
         (41,671)             (24,044)                   0                    0             (112,953)            (298,990)
               0                    0                    0                    0                    0                    0
               0                    0                    0                    0                    0                    0
         (11,389)         (32,874,252)             (13,681)         (14,687,199)                   0                    0
               0           (1,893,994)                   0           (2,129,426)                   0                    0
               0                    0                    0                    0                    0                    0
               0                    0                    0                    0                    0                    0
      ----------           ----------           ----------           ----------           ----------           ----------
      (1,954,791)         (34,708,780)             (13,681)         (14,687,199)          (4,669,989)          (9,665,400)
         (41,671)          (1,918,038)                   0           (2,129,426)            (112,953)            (298,990)
      ----------           ----------           ----------           ----------           ----------           ----------
      66,857,945          107,995,479           45,939,270           18,311,954            9,113,964           35,340,518
       1,170,439            1,724,617              994,809              203,019              263,252              534,455
       1,908,875           34,076,335               13,681           14,549,718            3,141,712            6,730,296
          40,004            1,850,779                    0            2,107,751               71,133              201,703
     (31,577,026)         (37,741,015)          (7,889,191)         (17,735,288)         (23,288,018)         (36,399,218)
      (2,375,243)          (5,103,625)          (1,822,097)          (2,532,213)          (1,287,099)          (2,202,981)
      ----------           ----------           ----------           ----------           ----------           ----------
      37,189,794          104,330,799           38,063,760           15,126,384          (11,032,342)           5,671,596
      (1,164,800)          (1,528,229)            (827,288)            (221,443)            (952,714)          (1,466,823)
      ----------           ----------           ----------           ----------           ----------           ----------
      58,162,990          164,635,591           56,325,050           30,733,576           (7,309,325)         (15,664,640)
     434,192,078          269,556,487          116,986,645           86,253,069          204,255,894          219,920,534
      ----------           ----------           ----------           ----------           ----------           ----------
    $492,355,068         $434,192,078         $173,311,695         $116,986,645         $196,946,569         $204,255,894
      ----------           ----------           ----------           ----------           ----------           ----------
      ----------           ----------           ----------           ----------           ----------           ----------

     Bond Funds
     ------------------------------
     National Municipal Bond
     Fund
     ------------------------------
       2000(1)       1999(2)
     (unaudited)
     $ 1,285,359   $  2,882,012
          37,028       (786,965)
         636,606     (5,186,159)
       ---------     ----------
       1,958,993     (3,091,112)
       ---------     ----------
      (1,247,536)    (2,764,990)
         (37,823)      (117,022)
               0              0
               0              0
               0              0
               0              0
               0              0
               0              0
       ---------     ----------
      (1,247,536)    (2,764,990)
         (37,823)      (117,022)
       ---------     ----------
       2,010,353      7,263,711
          97,755         67,933
         906,293      2,065,907
          32,915        104,652
      (8,384,826)   (11,885,385)
        (719,331)      (991,406)
       ---------     ----------
      (5,468,180)    (2,555,767)
        (588,661)      (818,821)
       ---------     ----------
      (5,383,207)    (9,347,712)
      56,453,831     65,801,543
       ---------     ----------
     $51,070,624   $ 56,453,831
       ---------     ----------
       ---------     ----------

Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                             Bond Funds
                                             ------------------------------------------------------------------
                                                                                 U.S. Government and
                                             Strategic Income Fund               Mortgage Securities Fund
                                             ------------------------------------------------------------------
                                               2000(1)           1999(2)           2000(1)           1999(2)
                                             (unaudited)                         (unaudited)
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
  Net investment income (loss).........      $  3,137,318      $  5,917,030      $  5,987,848      $ 13,470,170
  Net realized gain (loss) on
  investments and foreign currency.....        (2,220,731)       (1,920,369)       (1,507,548)         (432,240)
  Net change in unrealized appreciation
  (depreciation) on investments and
  foreign currency.....................            83,195        (2,644,272)        1,326,688       (12,262,709)
                                               ----------        ----------        ----------        ----------
  Net increase in net assets resulting
  from operations......................           999,782         1,352,389         5,806,988           775,221
                                               ----------        ----------        ----------        ----------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income:
    Class A............................        (2,931,637)       (5,282,299)       (5,865,778)      (13,135,424)
    Class B............................          (205,681)         (448,447)         (122,070)         (334,746)
  Tax return of capital:
    Class A............................                 0          (116,459)                0                 0
    Class B............................                 0            (9,885)                0                 0
  From net realized gain:
    Class A............................                 0                 0                 0                 0
    Class B............................                 0                 0                 0                 0
  In excess of net realized gain on
  investments:
    Class A............................                 0                 0                 0                 0
    Class B............................                 0                 0                 0                 0
                                               ----------        ----------        ----------        ----------
  Total distributions:
    Class A............................        (2,931,637)       (5,398,758)       (5,865,778)      (13,135,424)
    Class B............................          (205,681)         (458,332)         (122,070)         (334,746)
                                               ----------        ----------        ----------        ----------
CAPITAL SHARE TRANSACTIONS:
  Net proceeds from sales of shares:
    Class A............................        16,868,909        26,590,070         7,103,569        53,886,742
    Class B............................           163,969           171,454            36,125           201,667
  Reinvestment of distributions:
    Class A............................         1,237,423         2,630,076         3,724,876         8,538,321
    Class B............................           103,892           252,032            80,600           233,826
  Cost of shares redeemed:
    Class A............................       (13,794,201)      (24,271,854)      (37,402,680)      (63,452,218)
    Class B............................          (467,729)       (1,943,379)       (1,072,989)       (2,112,512)
                                               ----------        ----------        ----------        ----------
  Net increase (decrease) in net assets
  resulting from capital share
  transactions:
    Class A............................         4,312,131         4,948,292       (26,574,235)       (1,027,155)
    Class B............................          (199,868)       (1,519,893)         (956,264)       (1,677,019)
                                               ----------        ----------        ----------        ----------
  Net increase (decrease) in net
  assets...............................         1,974,727        (1,076,302)      (27,711,359)      (15,399,123)
NET ASSETS:
  Beginning of period..................        72,503,456        73,579,758       207,748,711       223,147,834
                                               ----------        ----------        ----------        ----------
  End of period........................      $ 74,478,183      $ 72,503,456      $180,037,352      $207,748,711
                                               ----------        ----------        ----------        ----------
                                               ----------        ----------        ----------        ----------

                                         Money Funds
                                         -------------------------------------
                                         California Municipal
                                         Money Fund
                                         -------------------------------------
                                           2000(1)           1999(2)
                                         (unaudited)
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
  Net investment income (loss).........  $    550,447      $    943,575
  Net realized gain (loss) on
  investments and foreign currency.....             0                 0
  Net change in unrealized appreciation
  (depreciation) on investments and
  foreign currency.....................             0                 0
                                           ----------        ----------
  Net increase in net assets resulting
  from operations......................       550,447           943,575
                                           ----------        ----------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income:
    Class A............................      (550,447)         (943,575)
    Class B............................            NA                NA
  Tax return of capital:
    Class A............................             0                 0
    Class B............................            NA                NA
  From net realized gain:
    Class A............................             0                 0
    Class B............................            NA                NA
  In excess of net realized gain on
  investments:
    Class A............................             0                 0
    Class B............................            NA                NA
                                           ----------        ----------
  Total distributions:
    Class A............................      (550,447)         (943,575)
    Class B............................            NA                NA
                                           ----------        ----------
CAPITAL SHARE TRANSACTIONS:
  Net proceeds from sales of shares:
    Class A............................    13,979,358        27,193,098
    Class B............................            NA                NA
  Reinvestment of distributions:
    Class A............................       524,208           905,689
    Class B............................            NA                NA
  Cost of shares redeemed:
    Class A............................   (14,428,661)      (29,265,777)
    Class B............................            NA                NA
                                           ----------        ----------
  Net increase (decrease) in net assets
  resulting from capital share
  transactions:
    Class A............................        74,905        (1,166,990)
    Class B............................            NA                NA
                                           ----------        ----------
  Net increase (decrease) in net
  assets...............................        74,905        (1,166,990)
NET ASSETS:
  Beginning of period..................    39,316,496        40,483,486
                                           ----------        ----------
  End of period........................  $ 39,391,401      $ 39,316,496
                                           ----------        ----------
                                           ----------      ----------

(1) For the six months ended June 30, 2000.
(2) For the year ended December 31, 1999.

      The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

            -------------------------------------------------------------------
            National Municipal
            Money Fund                           U.S. Treasury Money Fund
            -------------------------------------------------------------------
              2000(1)          1999(2)             2000(1)           1999(2)
            (unaudited)                          (unaudited)
            $    76,503      $   141,402         $  1,397,514      $  2,206,390
                      0                0               (1,634)           (1,108)
                      0                0                    0                 0
              ---------        ---------           ----------        ----------
                 76,503          141,402            1,395,880         2,205,282
              ---------        ---------           ----------        ----------
                (76,503)        (141,402)          (1,386,154)       (2,187,656)
                     NA               NA              (11,360)          (18,734)
                      0                0                    0                 0
                     NA               NA                    0                 0
                      0                0                    0                 0
                     NA               NA                    0                 0
                      0                0                    0                 0
                     NA               NA                    0                 0
              ---------        ---------           ----------        ----------
                (76,503)        (141,402)          (1,386,154)       (2,187,656)
                     NA               NA              (11,360)          (18,734)
              ---------        ---------           ----------        ----------
              2,225,215        3,134,507           34,869,394        43,976,388
                     NA               NA              688,143           634,612
                 72,920          135,153            1,307,032         2,076,614
                     NA               NA               10,479            18,729
             (1,863,686)      (4,229,068)         (30,700,338)      (48,346,071)
                     NA               NA             (668,529)         (665,542)
              ---------        ---------           ----------        ----------
                434,449         (959,408)           5,476,088        (2,293,069)
                     NA               NA               30,093           (12,201)
              ---------        ---------           ----------        ----------
                434,449         (959,408)           5,504,547        (2,306,378)
              4,505,088        5,464,496           56,420,949        58,727,327
              ---------        ---------           ----------        ----------
            $ 4,939,537      $ 4,505,088         $ 61,925,496      $ 56,420,949
              ---------        ---------           ----------      ----------
              ---------        ---------           ----------      ----------

Financial Highlights       selected data for a share outstanding throughout each
                           period
--------------------------------------------------------------------------------

                                 Stock Funds
                                 ---------------------------------------------------------------------------------------
                                 Balanced Fund
                                 Class A                                                     Class B
                                 ---------------------------------------------------------------------------------------
                                 June 30,                                                    June 30,
                                 2000(1)    1999      1998      1997      1996      1995     2000(1)    1999      1998
Net asset value, beginning of
 period........................  $ 12.96   $ 14.47   $ 14.14   $ 12.18   $ 11.19   $  9.23   $12.91    $ 14.41   $ 14.09
                                   -----     -----     -----     -----     -----     -----    -----      -----     -----
INCOME FROM INVESTMENT
 OPERATIONS:
 Net investment income
 (loss)........................     0.15      0.48      0.46      0.46      0.42      0.42     0.12       0.41      0.41
 Net realized and unrealized
 gain on investments...........    (0.50)    (1.21)     0.75      2.27      1.32      2.02    (0.51)     (1.20)     0.72
                                   -----     -----     -----     -----     -----     -----    -----      -----     -----
 Total from investment
 operations....................    (0.35)    (0.73)     1.21      2.73      1.74      2.44    (0.39)     (0.79)     1.13
                                   -----     -----     -----     -----     -----     -----    -----      -----     -----
LESS DISTRIBUTIONS:
 From net investment income....    (0.15)    (0.48)    (0.46)    (0.46)    (0.42)    (0.42)   (0.12)     (0.41)    (0.39)
 From net capital gains........     0.00     (0.30)    (0.42)    (0.31)    (0.33)    (0.06)    0.00      (0.30)    (0.42)
 In excess of realized gains...     0.00      0.00      0.00      0.00      0.00      0.00     0.00       0.00      0.00
 Tax return of capital
 distribution..................     0.00      0.00      0.00      0.00      0.00      0.00     0.00       0.00      0.00
                                   -----     -----     -----     -----     -----     -----    -----      -----     -----
 Total distributions...........    (0.15)    (0.78)    (0.88)    (0.77)    (0.75)    (0.48)   (0.12)     (0.71)    (0.81)
                                   -----     -----     -----     -----     -----     -----    -----      -----     -----
Net asset value, end of
 period........................  $ 12.46   $ 12.96   $ 14.47   $ 14.14   $ 12.18   $ 11.19   $12.40    $ 12.91   $ 14.41
                                   -----     -----     -----     -----     -----     -----    -----      -----     -----
                                   -----     -----     -----     -----     -----     -----    -----      -----     -----
Total return(3)................    -2.70%    -5.20%     8.63%    22.72%    15.81%    26.76%   -3.04%     -5.64%     8.04%
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period
 (000's).......................  $50,873   $73,365   $88,430   $49,456   $29,289   $13,547   $5,655    $ 7,903   $10,139
 Ratio of expenses to average
 net assets:(4)
   Before expense waivers and
   reimbursement...............     1.23%     1.15%     1.16%     1.20%     1.28%     1.53%    1.88%      1.74%     1.76%
   After expense waivers and
   reimbursement...............     1.23%     1.15%     1.16%     1.20%     1.28%     1.48%    1.73%      1.64%     1.66%
 Ratio of net investment income
 to average net assets(4)......     2.33%     3.30%     3.28%     3.58%     3.86%     4.15%    1.84%      2.80%     2.77%
 Portfolio turnover rate.......   171.00%    51.94%    33.62%    14.71%    41.41%    25.84%  171.00%     51.94%    33.62%

                                 Stock Funds
                                 ----------------------------

                                 Class B
                                 ----------------------------
                                 June 30,
                                  1997     1996     1995
Net asset value, beginning of
 period........................  $12.15   $11.17   $ 9.22
                                   ----     ----     ----
INCOME FROM INVESTMENT
 OPERATIONS:
 Net investment income
 (loss)........................    0.39     0.36     0.35
 Net realized and unrealized
 gain on investments...........    2.26     1.32     2.03
                                   ----     ----     ----
 Total from investment
 operations....................    2.65     1.68     2.38
                                   ----     ----     ----
LESS DISTRIBUTIONS:
 From net investment income....   (0.40)   (0.37)   (0.37)
 From net capital gains........   (0.31)   (0.33)   (0.06)
 In excess of realized gains...    0.00     0.00     0.00
 Tax return of capital
 distribution..................    0.00     0.00     0.00
                                   ----     ----     ----
 Total distributions...........   (0.71)   (0.70)   (0.43)
                                   ----     ----     ----
Net asset value, end of
 period........................  $14.09   $12.15   $11.17
                                   ----     ----     ----
                                   ----     ----     ----
Total return(3)................   22.05%   15.25%   26.08%
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period
 (000's).......................  $9,552   $4,802   $1,632
 Ratio of expenses to average
 net assets:(4)
   Before expense waivers and
   reimbursement...............    1.91%    2.21%    3.25%
   After expense waivers and
   reimbursement...............    1.69%    1.77%    1.99%
 Ratio of net investment income
 to average net assets(4)......    3.07%    3.37%    3.66%
 Portfolio turnover rate.......   14.71%   41.41%   25.84%

(1) Unaudited.

(2) Commencement of operations.

(3) Total returns assume purchase at net asset value (without sales charge) at the beginning of each period. Returns for periods less than a full year are aggregate (non-annualized) returns.

(4) Annualized when the period presented is less than one year.

      The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
     Emerging Growth Fund
     Class A                                                        Class B
     ----------------------------------------------------------------------------------------------------------------------
                                             April 30, 1997(2)                                            April 30, 1997(2)
     June 30,                                     through           June 30,                                   through
     2000(1)        1999         1998          Dec. 31, 1997        2000(1)        1999        1998         Dec. 31, 1997
     $ 18.79       $ 13.75      $ 13.00       $         10.00        $18.44       $13.60      $12.93       $         10.00
     -------         -----        -----                 -----       -------         ----        ----                 -----
       (0.07)        (0.15)       (0.09)                (0.05)        (0.12)       (0.23)      (0.17)                (0.12)
       (1.16)         6.02         0.84                  3.05         (1.14)        5.90        0.84                  3.05
     -------         -----        -----                 -----       -------         ----        ----                 -----
       (1.23)         5.87         0.75                  3.00         (1.26)        5.67        0.67                  2.93
     -------         -----        -----                 -----       -------         ----        ----                 -----
        0.00          0.00         0.00                  0.00          0.00         0.00        0.00                  0.00
        0.00         (0.83)        0.00                  0.00          0.00        (0.83)       0.00                  0.00
        0.00          0.00         0.00                  0.00          0.00         0.00        0.00                  0.00
        0.00          0.00         0.00                  0.00          0.00         0.00        0.00                  0.00
     -------         -----        -----                ------       -------         ----        ----                 -----
        0.00         (0.83)        0.00                  0.00          0.00        (0.83)       0.00                  0.00
     -------         -----        -----                ------       -------         ----        ----                 -----
     $ 17.56       $ 18.79      $ 13.75       $         13.00        $17.18       $18.44      $13.60       $         12.93
     -------         -----        -----                ------       -------         ----        ----                 -----
     -------         -----        -----                ------       -------         ----        ----                 -----
       -6.55%        42.68%        5.77%                30.00%        -6.83%       41.68%       5.18%                29.30%
     $27,031       $19,551      $16,747       $        10,028        $1,986       $1,963      $2,070       $         2,235
            %
        1.66          1.74%        1.59%                 1.88%         2.62%        2.98%       2.62%                 3.25%
            %
        1.53          1.53%        1.49%                 1.49%         2.09%        2.16%       2.08%                 2.23%
            %
       -0.71         -1.14%       -0.68%                -0.59%        -1.28%       -1.78%      -1.27%                -1.35%
       56.84%       184.32%      106.24%                17.06%        56.84%      184.32%     106.24%                17.06%

Financial Highlights       selected data for a share outstanding throughout each
                           period
--------------------------------------------------------------------------------

                                 Stock Funds
                                 ------------------------------------------------------------------------------------------------
                                 Global Growth Fund
                                 Class A                                                      Class B
                                 ------------------------------------------------------------------------------------------------
                                                                          April 30, 1996(2)
                                 June 30,                                      through        June 30,
                                 2000(1)     1999      1998      1997       Dec. 31, 1996     2000(1)     1999     1998     1997
Net asset value, beginning of
 period........................  $  19.28   $ 14.56   $ 12.69   $ 10.96    $         10.14     $18.79    $14.32   $12.55   $10.91
                                   ------     -----     -----     -----             ------      -----      ----     ----     ----
INCOME FROM INVESTMENT
 OPERATIONS:
 Net investment income
 (loss)........................      0.05      0.03      0.00      0.02               0.01      (0.01)    (0.05)   (0.06)   (0.05)
 Net realized and unrealized
 gain on investments...........      1.73      8.10      2.21      2.65               1.10       1.71      7.93     2.17     2.63
                                   ------     -----     -----     -----             ------      -----      ----     ----     ----
 Total from investment
 operations....................      1.78      8.13      2.21      2.67               1.11       1.70      7.88     2.11     2.58
                                   ------     -----     -----     -----             ------      -----      ----     ----     ----
LESS DISTRIBUTIONS:
 From net investment income....      0.00      0.00      0.00      0.00              (0.01)      0.00      0.00     0.00     0.00
 From net capital gains........      0.00     (3.41)    (0.18)    (0.84)             (0.27)      0.00     (3.41)   (0.18)   (0.84)
 In excess of realized gains...      0.00      0.00     (0.16)    (0.10)             (0.01)      0.00      0.00    (0.16)   (0.10)
 Tax return of capital
 distribution..................      0.00      0.00      0.00      0.00               0.00       0.00      0.00     0.00     0.00
                                   ------     -----     -----     -----             ------      -----      ----     ----     ----
 Total distributions...........      0.00     (3.41)    (0.34)    (0.94)             (0.29)      0.00     (3.41)   (0.34)   (0.94)
                                   ------     -----     -----     -----             ------      -----      ----     ----     ----
Net asset value, end of
 period........................  $  21.06   $ 19.28   $ 14.56   $ 12.69    $         10.96     $20.49    $18.79   $14.32   $12.55
                                   ------     -----     -----     -----             ------      -----      ----     ----     ----
                                   ------     -----     -----     -----             ------      -----      ----     ----     ----
Total return(3)................      9.23%    55.85%    16.19%    24.35%             10.89%      9.05%    55.04%   15.58%   23.64%
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period
 (000's).......................  $125,777   $70,300   $36,549   $29,468    $        13,552     $9,518    $8,435   $6,017   $5,691
 Ratio of expenses to average
 net assets:(4)
   Before expense waivers and
   reimbursement...............      1.35%     1.48%     1.53%     1.66%              2.36%      1.89%     2.14%    2.21%    2.48%
   After expense waivers and
   reimbursement...............      1.35%     1.48%     1.53%     1.62%              1.51%      1.85%     1.99%    2.04%    2.14%
 Ratio of net investment income
 to average net assets(4)......      0.44%     0.19%     0.04%     0.14%              0.13%     -0.12%    -0.27%   -0.46%   -0.40%
 Portfolio turnover rate.......     30.24%   103.02%    74.52%    63.62%             64.89%     30.24%   103.02%   74.52%   63.62%

                                 Stock Funds
                                 ---------------------

                                 ---------------------
                                 April 30, 1996(2)
                                      through
                                   Dec. 31, 1996
Net asset value, beginning of
 period........................   $         10.14
                                            -----
INCOME FROM INVESTMENT
 OPERATIONS:
 Net investment income
 (loss)........................             (0.03)
 Net realized and unrealized
 gain on investments...........              1.08
                                            -----
 Total from investment
 operations....................              1.05
                                            -----
LESS DISTRIBUTIONS:
 From net investment income....              0.00
 From net capital gains........             (0.27)
 In excess of realized gains...             (0.01)
 Tax return of capital
 distribution..................              0.00
                                            -----
 Total distributions...........             (0.28)
                                            -----
Net asset value, end of
 period........................   $         10.91
                                            -----
                                            -----
Total return(3)................             10.34%
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period
 (000's).......................   $         2,210
 Ratio of expenses to average
 net assets:(4)
   Before expense waivers and
   reimbursement...............              3.25%
   After expense waivers and
   reimbursement...............              2.24%
 Ratio of net investment income
 to average net assets(4)......             -0.75%
 Portfolio turnover rate.......             64.89%

(1) Unaudited.

(2) Effective date of registration.

(3) Total returns assume purchase at net asset value (without sales charge) at the beginning of each period. Returns for periods less than a full year are aggregate (non-annualized) returns.

(4) Annualized when the period presented is less than one year.

      The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

     -----------------------------------------------------------------------------------------------------------------------------
     Growth and Income Fund
     Class A                                                          Class B
     -----------------------------------------------------------------------------------------------------------------------------
     June 30,                                                         June 30,
     2000(1)      1999       1998       1997       1996      1995     2000(1)    1999      1998      1997      1996      1995
     $  26.61   $  22.08   $  18.86   $  17.82   $  15.91   $ 13.52   $ 26.47   $ 21.99   $ 18.80   $ 17.78   $ 15.89   $13.52
       ------     ------     ------     ------     ------     -----     -----     -----     -----     -----     -----     ----
         0.12       0.14       0.15       0.10       0.14      0.20      0.05      0.03      0.05      0.03      0.06     0.10
         1.30       6.85       4.71       4.58       3.06      4.26      1.29      6.80      4.67      4.56      3.05     4.26
       ------     ------     ------     ------     ------     -----     -----     -----     -----     -----     -----     ----
         1.42       6.99       4.86       4.68       3.20      4.46      1.34      6.83      4.72      4.59      3.11     4.36
       ------     ------     ------     ------     ------     -----     -----     -----     -----     -----     -----     ----
        (0.12)     (0.14)     (0.15)     (0.10)     (0.14)    (0.20)    (0.05)    (0.03)    (0.04)    (0.03)    (0.07)   (0.12)
         0.00      (2.32)     (1.49)     (3.53)     (1.15)    (1.87)     0.00     (2.32)    (1.49)    (3.53)    (1.15)   (1.87)
         0.00       0.00       0.00      (0.01)      0.00      0.00      0.00      0.00      0.00     (0.01)     0.00     0.00
         0.00       0.00       0.00       0.00       0.00      0.00      0.00      0.00      0.00      0.00      0.00     0.00
       ------     ------     ------     ------     ------     -----     -----     -----     -----     -----     -----     ----
        (0.12)     (2.46)     (1.64)     (3.64)     (1.29)    (2.07)    (0.05)    (2.35)    (1.53)    (3.57)    (1.22)   (1.99)
       ------     ------     ------     ------     ------     -----     -----     -----     -----     -----     -----     ----
     $  27.91   $  26.61   $  22.08   $  18.86   $  17.82   $ 15.91   $ 27.76   $ 26.47   $ 21.99   $ 18.80   $ 17.78   $15.89
       ------     ------     ------     ------     ------     -----     -----     -----     -----     -----     -----     ----
       ------     ------     ------     ------     ------     -----     -----     -----     -----     -----     -----     ----
         5.32%     31.72%     25.83%     26.32%     20.16%    33.06%     5.05%    31.05%    25.14%    25.82%    19.60%   32.32%
     $468,933   $410,721   $248,606   $173,796   $138,604   $93,061   $23,422   $23,471   $20,951   $18,227   $12,427   $4,292
         1.03%      1.04%      1.06%      1.10%      1.16%     1.24%     1.54%     1.56%     1.61%     1.69%     1.83%    2.39%
         1.03%      1.04%      1.06%      1.10%      1.16%     1.24%     1.53%     1.47%     1.56%     1.49%     1.66%    1.75%
         0.88%      0.59%      0.73%      0.51%      0.82%     1.26%     0.37%     0.12%     0.24%     0.14%     0.29%    0.84%
        16.48%    102.42%    106.21%    118.26%     86.66%   125.28%    16.48%   102.42%   106.21%   118.26%    86.66%  125.28%

Financial Highlights       selected data for a share outstanding throughout each
                           period
--------------------------------------------------------------------------------

                                 Stock Funds
                                 -----------------------------------------------------------------------------------------
                                 Strategic Growth Fund
                                 Class A                                                       Class B
                                 -----------------------------------------------------------------------------------------
                                 June 30,                                                      June 30,
                                 2000(1)      1999      1998      1997      1996      1995     2000(1)    1999      1998
Net asset value, beginning of
period.........................  $  20.53   $  17.11   $ 16.36   $ 14.01   $ 12.69   $ 10.00   $ 20.14   $ 16.91   $ 16.22
                                   ------     ------     -----     -----     -----     -----     -----     -----     -----
INCOME FROM INVESTMENT
OPERATIONS:
 Net investment income
 (loss)........................     (0.02)     (0.01)     0.09      0.11      0.13      0.10     (0.08)    (0.10)     0.01
 Net realized and unrealized
 gain on investments...........      3.07       6.87      1.86      3.65      2.88      2.82      3.01      6.77      1.79
                                   ------     ------     -----     -----     -----     -----     -----     -----     -----
 Total from investment
 operations....................      3.05       6.86      1.95      3.76      3.01      2.92      2.93      6.67      1.80
                                   ------     ------     -----     -----     -----     -----     -----     -----     -----
LESS DISTRIBUTIONS:
 From net investment income....      0.00       0.00     (0.09)    (0.11)    (0.13)    (0.09)     0.00      0.00      0.00
 From net capital gains........      0.00      (3.44)    (1.00)    (1.30)    (1.56)    (0.14)     0.00     (3.44)    (1.00)
 In excess of realized gains...      0.00       0.00     (0.11)     0.00      0.00      0.00      0.00      0.00     (0.11)
 Tax return of capital
 distribution..................      0.00       0.00      0.00      0.00      0.00      0.00      0.00      0.00      0.00
                                   ------     ------     -----     -----     -----     -----     -----     -----     -----
 Total distributions...........      0.00      (3.44)    (1.20)    (1.41)    (1.69)    (0.23)     0.00     (3.44)    (1.11)
                                   ------     ------     -----     -----     -----     -----     -----     -----     -----
Net asset value, end of
period.........................  $  23.58   $  20.53   $ 17.11   $ 16.36   $ 14.01   $ 12.69   $ 23.07   $ 20.14   $ 16.91
                                   ------     ------     -----     -----     -----     -----     -----     -----     -----
                                   ------     ------     -----     -----     -----     -----     -----     -----     -----
Total return(2)................     14.86%     40.12%    11.22%    26.89%    23.72%    29.14%    14.55%    39.47%    10.39%
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period
 (000's).......................  $157,468   $102,428   $73,626   $54,310   $22,253   $12,223   $15,844   $14,559   $12,627
 Ratio of expenses to average
 net assets:(3)
   Before expense waivers and
   reimbursement...............      1.12%      1.17%     1.16%     1.21%     1.31%     1.65%     1.62%     1.70%     1.71%
   After expense waivers and
   reimbursement...............      1.12%      1.17%     1.16%     1.21%     1.31%     1.62%     1.62%     1.66%     1.66%
 Ratio of net investment income
 to average net assets(3)......     -0.21%     -0.06%     0.52%     0.86%     1.08%     1.03%    -0.73%    -0.54%     0.03%
 Portfolio turnover rate.......     25.91%    179.98%    89.69%    85.55%   119.87%    73.32%    25.91%   179.98%    89.69%

                                 Stock Funds
                                 -----------------------------

                                 Class B
                                 -----------------------------
                                 June 30,
                                  1997      1996     1995
Net asset value, beginning of
period.........................  $ 13.92   $12.63   $ 9.98
                                   -----     ----     ----
INCOME FROM INVESTMENT
OPERATIONS:
 Net investment income
 (loss)........................     0.05     0.07     0.03
 Net realized and unrealized
 gain on investments...........     3.60     2.85     2.82
                                   -----     ----     ----
 Total from investment
 operations....................     3.65     2.92     2.85
                                   -----     ----     ----
LESS DISTRIBUTIONS:
 From net investment income....    (0.05)   (0.07)   (0.06)
 From net capital gains........    (1.30)   (1.56)   (0.14)
 In excess of realized gains...     0.00     0.00     0.00
 Tax return of capital
 distribution..................     0.00     0.00     0.00
                                   -----     ----     ----
 Total distributions...........    (1.35)   (1.63)   (0.20)
                                   -----     ----     ----
Net asset value, end of
period.........................  $ 16.22   $13.92   $12.63
                                   -----     ----     ----
                                   -----     ----     ----
Total return(2)................    26.23%   23.13%   28.58%
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period
 (000's).......................  $12,344   $5,689   $2,332
 Ratio of expenses to average
 net assets:(3)
   Before expense waivers and
   reimbursement...............     1.82%    2.12%    3.25%
   After expense waivers and
   reimbursement...............     1.71%    1.81%    2.14%
 Ratio of net investment income
 to average net assets(3)......     0.37%    0.59%    0.56%
 Portfolio turnover rate.......    85.55%  119.87%   73.32%

(1) Unaudited.
(2) Total returns assume purchase at net asset value (without sales charge) at the beginning of each period. Returns for periods less than a full year are aggregate (non-annualized) returns.
(3) Annualized when the period presented is less than one year.

      The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

 Bond Funds
 ----------------------------------------------------------------------------------------------------------------------
 California Municipal Bond Fund
 Class A                                                           Class B
 ----------------------------------------------------------------------------------------------------------------------
 June 30,                                                          June 30,
 2000(1)      1999       1998       1997       1996       1995     2000(1)    1999     1998     1997     1996     1995
 $  10.48   $  11.49   $  11.44   $  11.15   $  11.26   $  10.31   $10.49    $11.50   $11.45   $11.15   $11.26   $10.32
   ------     ------     ------     ------     ------     ------    -----      ----     ----     ----     ----     ----
     0.26       0.51       0.51       0.53       0.53       0.54     0.23      0.45     0.45     0.48     0.48     0.48
     0.25      (1.01)      0.16       0.33      (0.11)      0.95     0.25     (1.01)    0.16     0.34    (0.11)    0.94
   ------     ------     ------     ------     ------     ------    -----      ----     ----     ----     ----     ----
     0.51      (0.50)      0.67       0.86       0.42       1.49     0.48     (0.56)    0.61     0.82     0.37     1.42
   ------     ------     ------     ------     ------     ------    -----      ----     ----     ----     ----     ----
    (0.26)     (0.51)     (0.51)     (0.53)     (0.53)     (0.54)   (0.23)    (0.45)   (0.45)   (0.48)   (0.48)   (0.48)
     0.00       0.00      (0.11)     (0.04)      0.00       0.00     0.00      0.00    (0.11)   (0.04)    0.00     0.00
     0.00       0.00       0.00       0.00       0.00       0.00     0.00      0.00     0.00     0.00     0.00     0.00
     0.00       0.00       0.00       0.00       0.00       0.00     0.00      0.00     0.00     0.00     0.00     0.00
   ------     ------     ------     ------     ------     ------    -----      ----     ----     ----     ----     ----
    (0.26)     (0.51)     (0.62)     (0.57)     (0.53)     (0.54)   (0.23)    (0.45)   (0.56)   (0.52)   (0.48)   (0.48)
   ------     ------     ------     ------     ------     ------    -----      ----     ----     ----     ----     ----
 $  10.73   $  10.48   $  11.49   $  11.44   $  11.15   $  11.26   $10.74    $10.49   $11.50   $11.45   $11.15   $11.26
   ------     ------     ------     ------     ------     ------    -----      ----     ----     ----     ----     ----
   ------     ------     ------     ------     ------     ------    -----      ----     ----     ----     ----     ----
     4.90%     -4.48%      5.94%      7.97%      3.90%     14.76%    4.64%    -4.99%    5.41%    7.53%    3.39%   14.05%
 $191,929   $198,406   $211,938   $195,292   $177,593   $184,283   $5,017    $5,850   $7,983   $8,025   $5,360   $3,162
     0.93%      0.93%      0.94%      0.95%      0.96%      0.96%    1.71%     1.62%    1.63%    1.70%    1.83%    2.24%
     0.93%      0.88%      0.94%      0.95%      0.96%      0.93%    1.43%     1.43%    1.44%    1.45%    1.46%    1.46%
     4.88%      4.61%      4.43%      4.76%      4.82%      4.98%    4.38%     4.05%    3.94%    4.24%    4.33%    4.42%
     5.45%     17.01%     14.95%     15.95%     29.28%     25.90%    5.45%    17.01%   14.95%   15.95%   29.28%   25.90%

Financial Highlights       selected data for a share outstanding throughout each
                           period
--------------------------------------------------------------------------------

                                 Bond Funds
                                 ----------------------------------------------------------------------------------------------
                                 National Municipal Bond Fund
                                 Class A                                                     Class B
                                 ----------------------------------------------------------------------------------------------
                                 June 30,                                                    June 30,
                                 2000(1)    1999      1998      1997      1996      1995     2000(1)    1999     1998     1997
Net asset value, beginning of
 period........................  $ 10.50   $ 11.56   $ 11.54   $ 11.21   $ 11.39   $ 10.41   $10.51    $11.56   $11.55   $11.21
                                   -----     -----     -----     -----     -----     -----    -----      ----     ----     ----
INCOME FROM INVESTMENT
OPERATIONS:
 Net investment income
 (loss)........................     0.26      0.51      0.51      0.53      0.52      0.53     0.23      0.46     0.46     0.48
 Net realized and unrealized
 gain on investments...........     0.15     (1.06)     0.13      0.40     (0.12)     0.98     0.14     (1.05)    0.12     0.41
                                   -----     -----     -----     -----     -----     -----    -----      ----     ----     ----
 Total from investment
 operations....................     0.41     (0.55)     0.64      0.93      0.40      1.51     0.37     (0.59)    0.58     0.89
                                   -----     -----     -----     -----     -----     -----    -----      ----     ----     ----
LESS DISTRIBUTIONS:
 From net investment income....    (0.26)    (0.51)    (0.51)    (0.53)    (0.52)    (0.53)   (0.23)    (0.46)   (0.46)   (0.48)
 From net capital gains........     0.00      0.00     (0.11)    (0.07)    (0.06)     0.00     0.00      0.00    (0.11)   (0.07)
 In excess of realized gains...     0.00      0.00      0.00      0.00      0.00      0.00     0.00      0.00     0.00     0.00
 Tax return of capital
 distribution..................     0.00      0.00      0.00      0.00      0.00      0.00     0.00      0.00     0.00     0.00
                                   -----     -----     -----     -----     -----     -----    -----      ----     ----     ----
 Total distributions...........    (0.26)    (0.51)    (0.62)    (0.60)    (0.58)    (0.53)   (0.23)    (0.46)   (0.57)   (0.55)
                                   -----     -----     -----     -----     -----     -----    -----      ----     ----     ----
Net asset value, end of
period.........................  $ 10.65   $ 10.50   $ 11.56   $ 11.54   $ 11.21   $ 11.39   $10.65    $10.51   $11.56   $11.55
                                   -----     -----     -----     -----     -----     -----    -----      ----     ----     ----
                                   -----     -----     -----     -----     -----     -----    -----      ----     ----     ----
Total return(3)................     3.95%    -4.86%     5.70%     8.56%     3.58%    14.76%    3.60%    -5.25%    5.08%    8.11%
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period
 (000's).......................  $49,482   $54,296   $62,558   $58,740   $49,597   $53,387   $1,588    $2,158   $3,244   $3,162
 Ratio of expenses to average
 net assets:(4)
   Before expense waivers and
   reimbursement...............     1.01%     0.98%     0.99%     1.00%     1.01%     1.05%    2.37%     1.99%    1.96%    2.13%
   After expense waivers and
   reimbursement...............     1.01%     0.97%     0.99%     1.00%     1.01%     0.91%    1.51%     1.47%    1.49%    1.50%
 Ratio of net investment income
 to average net assets(4)......     4.95%     4.62%     4.44%     4.72%     4.63%     4.79%    4.45%     4.10%    3.93%    4.21%
 Portfolio turnover rate.......     7.75%    16.44%    21.89%    21.80%    44.76%    53.43%    7.75%    16.44%   21.89%   21.80%

                                 Bond Funds
                                 ---------------

                                 Class B
                                 ---------------
                                 June 30,
                                  1996     1995
Net asset value, beginning of
 period........................  $11.39   $10.41
                                   ----     ----
INCOME FROM INVESTMENT
OPERATIONS:
 Net investment income
 (loss)........................    0.46     0.47
 Net realized and unrealized
 gain on investments...........   (0.12)    0.98
                                   ----     ----
 Total from investment
 operations....................    0.34     1.45
                                   ----     ----
LESS DISTRIBUTIONS:
 From net investment income....   (0.46)   (0.47)
 From net capital gains........   (0.06)    0.00
 In excess of realized gains...    0.00     0.00
 Tax return of capital
 distribution..................    0.00     0.00
                                   ----     ----
 Total distributions...........   (0.52)   (0.47)
                                   ----     ----
Net asset value, end of
period.........................  $11.21   $11.39
                                   ----     ----
                                   ----     ----
Total return(3)................    3.07%   14.16%
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period
 (000's).......................  $1,952   $1,051
 Ratio of expenses to average
 net assets:(4)
   Before expense waivers and
   reimbursement...............    2.29%    3.25%
   After expense waivers and
   reimbursement...............    1.51%    1.44%
 Ratio of net investment income
 to average net assets(4)......    4.14%    4.22%
 Portfolio turnover rate.......   44.76%   54.30%

(1) Unaudited.
(2) Commencement of operations.
(3) Total returns assume purchase at net asset value (without sales charge) at the beginning of each period. Returns for periods less than a full year are aggregate (non-annualized) returns.
(4) Annualized when the period presented is less than one year.

      The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
Strategic Income Fund
Class A                                                   Class B
--------------------------------------------------------------------------------------------------------------
                                        May 20, 1996(2)                                        May 20, 1996(2)
June 30,                                    through       June 30,                                 through
2000(1)    1999      1998      1997      Dec. 31, 1996    2000(1)    1999     1998     1997     Dec. 31, 1996
$  4.67   $  4.98   $  5.16   $  5.16    $        5.00    $ 4.66    $ 4.97   $ 5.15   $ 5.15    $        5.00
  -----     -----     -----     -----           ------     -----      ----     ----     ----            -----
   0.20      0.40      0.38      0.42             0.25      0.18      0.38     0.34     0.38             0.23
  (0.13)    (0.30)    (0.15)     0.06             0.18     (0.13)    (0.31)   (0.15)    0.06             0.17
  -----     -----     -----     -----           ------     -----      ----     ----     ----            -----
   0.07      0.10      0.23      0.48             0.43      0.05      0.07     0.19     0.44             0.40
  -----     -----     -----     -----           ------     -----      ----     ----     ----            -----
  (0.20)    (0.40)    (0.38)    (0.42)           (0.25)    (0.18)    (0.37)   (0.34)   (0.38)           (0.23)
   0.00      0.00     (0.00)    (0.05)           (0.01)     0.00      0.00    (0.00)   (0.05)           (0.01)
   0.00      0.00     (0.00)    (0.01)           (0.01)     0.00      0.00    (0.00)   (0.01)           (0.01)
   0.00     (0.01)    (0.03)     0.00             0.00      0.00     (0.01)   (0.03)    0.00             0.00
  -----     -----     -----     -----           ------     -----      ----     ----     ----            -----
  (0.20)    (0.41)    (0.41)    (0.48)           (0.27)    (0.18)    (0.38)   (0.37)   (0.44)           (0.25)
  -----     -----     -----     -----           ------     -----      ----     ----     ----            -----
$  4.54   $  4.67   $  4.98   $  5.16    $        5.16    $ 4.53    $ 4.66   $ 4.97   $ 5.15    $        5.15
  -----     -----     -----     -----           ------     -----      ----     ----     ----            -----
  -----     -----     -----     -----           ------     -----      ----     ----     ----            -----
   1.46%     1.92%     4.03%     9.57%            8.89%     1.21%     1.21%    3.25%    8.77%            8.25%
$69,542   $67,218   $66,375   $37,831    $      17,863    $4,936    $5,285   $7,205   $8,048    $       2,964
   1.36%     1.37%     1.36%     1.51%            1.85%     2.12%     2.08%    2.01%    2.27%            3.25%
   1.36%     1.16%     0.80%     0.41%            0.02%     1.86%     1.83%    1.53%    1.16%            0.74%
   8.57%     8.42%     7.45%     8.04%            8.19%     8.08%     7.69%    6.71%    7.29%            7.47%
  77.69%   119.62%   172.43%   221.42%          187.15%    77.69%   119.62%  172.43%  221.42%          187.15%

Financial Highlights       selected data for a share outstanding throughout each
                           period
--------------------------------------------------------------------------------

                                 Bond Funds
                                 -------------------------------------------------------------------------------------------
                                 U.S. Government and Mortgage Securities Fund
                                 Class A                                                           Class B
                                 -------------------------------------------------------------------------------------------
                                 June 30,                                                          June 30,
                                 2000(1)      1999       1998       1997       1996       1995     2000(1)    1999     1998
Net asset value, beginning of
period.........................  $   9.61   $  10.17   $  10.20   $  10.07   $  10.30   $   9.55   $ 9.61    $10.17   $10.20
                                   ------     ------     ------     ------     ------     ------    -----      ----     ----
INCOME FROM INVESTMENT
OPERATIONS:
 Net investment income
 (loss)........................      0.30       0.60       0.63       0.67       0.67       0.69     0.28      0.55     0.58
 Net realized and unrealized
 gain on investments...........      0.00      (0.56)     (0.03)      0.13      (0.23)      0.75     0.00     (0.56)   (0.03)
                                   ------     ------     ------     ------     ------     ------    -----      ----     ----
 Total from investment
 operations....................      0.30       0.04       0.60       0.80       0.44       1.44     0.28     (0.01)    0.55
                                   ------     ------     ------     ------     ------     ------    -----      ----     ----
LESS DISTRIBUTIONS:
 From net investment income....     (0.30)     (0.60)     (0.63)     (0.67)     (0.67)     (0.69)   (0.28)    (0.55)   (0.58)
 From net capital gains........      0.00       0.00       0.00       0.00       0.00       0.00     0.00      0.00     0.00
 In excess of realized gains...      0.00       0.00       0.00       0.00       0.00       0.00     0.00      0.00     0.00
 Tax return of capital
 distribution..................      0.00       0.00       0.00       0.00       0.00       0.00     0.00      0.00     0.00
                                   ------     ------     ------     ------     ------     ------    -----      ----     ----
 Total distributions...........     (0.30)     (0.60)     (0.63)     (0.67)     (0.67)     (0.69)   (0.28)    (0.55)   (0.58)
                                   ------     ------     ------     ------     ------     ------    -----      ----     ----
Net asset value, end of
period.........................  $   9.61   $   9.61   $  10.17   $  10.20   $  10.07   $  10.30   $ 9.61    $ 9.61   $10.17
                                   ------     ------     ------     ------     ------     ------    -----      ----     ----
                                   ------     ------     ------     ------     ------     ------    -----      ----     ----
Total return(2)................      3.21%      0.39%      6.06%      8.25%      4.50%     15.50%    2.95%    -0.10%    5.53%
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period
 (000's).......................  $176,214   $202,966   $216,344   $202,573   $224,301   $255,614   $3,823    $4,783   $6,804
 Ratio of expenses to average
 net assets:(3)
   Before expense waivers and
   reimbursement...............      1.04%      1.01%      1.02%      1.03%      1.03%      1.04%    1.88%     1.73%    1.72%
   After expense waivers and
   reimbursement...............      1.04%      1.01%      1.02%      1.03%      1.03%      1.02%    1.54%     1.51%    1.53%
 Ratio of net investment income
 to average net assets(3)......      6.35%      6.05%      6.20%      6.67%      6.67%      6.90%    5.85%     5.55%    5.70%
 Portfolio turnover rate.......      0.00%     20.67%     22.70%      3.73%     27.45%     48.39%    0.00%    20.67%   22.70%

                                 Bond Funds
                                 ----------------------------

                                 Class B
                                 ----------------------------
                                 June 30,
                                  1997     1996     1995
Net asset value, beginning of
period.........................  $10.07   $10.30   $ 9.55
                                   ----     ----     ----
INCOME FROM INVESTMENT
OPERATIONS:
 Net investment income
 (loss)........................    0.62     0.62     0.64
 Net realized and unrealized
 gain on investments...........    0.13    (0.23)    0.75
                                   ----     ----     ----
 Total from investment
 operations....................    0.75     0.39     1.39
                                   ----     ----     ----
LESS DISTRIBUTIONS:
 From net investment income....   (0.62)   (0.62)   (0.64)
 From net capital gains........    0.00     0.00     0.00
 In excess of realized gains...    0.00     0.00     0.00
 Tax return of capital
 distribution..................    0.00     0.00     0.00
                                   ----     ----     ----
 Total distributions...........   (0.62)   (0.62)   (0.64)
                                   ----     ----     ----
Net asset value, end of
period.........................  $10.20   $10.07   $10.30
                                   ----     ----     ----
                                   ----     ----     ----
Total return(2)................    7.72%    3.98%   14.93%
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period
 (000's).......................  $7,228   $5,888   $3,799
 Ratio of expenses to average
 net assets:(3)
   Before expense waivers and
   reimbursement...............    1.76%    1.82%    2.27%
   After expense waivers and
   reimbursement...............    1.53%    1.53%    1.53%
 Ratio of net investment income
 to average net assets(3)......    6.16%    6.19%    6.34%
 Portfolio turnover rate.......    3.73%   27.45%   48.39%

(1) Unaudited.
(2) Total returns assume purchase at net asset value (without sales charge) at the beginning of each period. Returns for periods less than a full year are aggregate (non-annualized) returns.
(3) Annualized when the period presented is less than one year.

      The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

 Money Funds
 ----------------------------------------------------------------------------------------------------------------
 California Municipal Money Fund                             National Municipal Money Fund
 Class A                                                     Class A
 ----------------------------------------------------------------------------------------------------------------
 June 30,                                                    June 30,
 2000(1)    1999      1998      1997      1996      1995     2000(1)    1999     1998     1997     1996     1995
 $  1.00   $  1.00   $  1.00   $  1.00   $  1.00   $  1.00   $ 1.00    $ 1.00   $ 1.00   $ 1.00   $ 1.00   $ 1.00
   -----     -----     -----     -----     -----     -----    -----      ----     ----     ----     ----     ----
   0.014     0.024     0.026     0.029     0.028     0.032    0.016     0.027    0.029    0.030    0.029    0.032
   0.000     0.000     0.000     0.000     0.000     0.000    0.000     0.000    0.000    0.000    0.000    0.000
   -----     -----     -----     -----     -----     -----    -----      ----     ----     ----     ----     ----
   0.014     0.024     0.026     0.029     0.028     0.032    0.016     0.027    0.029    0.030    0.029    0.032
   -----     -----     -----     -----     -----     -----    -----      ----     ----     ----     ----     ----
  (0.014)   (0.024)   (0.026)   (0.029)   (0.028)   (0.032)  (0.016)   (0.027)  (0.029)  (0.030)  (0.029)  (0.032)
   0.000     0.000     0.000     0.000     0.000     0.000    0.000     0.000    0.000    0.000    0.000    0.000
   0.000     0.000     0.000     0.000     0.000     0.000    0.000     0.000    0.000    0.000    0.000    0.000
   0.000     0.000     0.000     0.000     0.000     0.000    0.000     0.000    0.000    0.000    0.000    0.000
   -----     -----     -----     -----     -----     -----    -----      ----     ----     ----     ----     ----
  (0.014)   (0.024)   (0.026)   (0.029)   (0.028)   (0.032)  (0.016)   (0.027)  (0.029)  (0.030)  (0.029)  (0.032)
   -----     -----     -----     -----     -----     -----    -----      ----     ----     ----     ----     ----
 $  1.00   $  1.00   $  1.00   $  1.00   $  1.00   $  1.00   $ 1.00    $ 1.00   $ 1.00   $ 1.00   $ 1.00   $ 1.00
   -----     -----     -----     -----     -----     -----    -----      ----     ----     ----     ----     ----
   -----     -----     -----     -----     -----     -----    -----      ----     ----     ----     ----     ----
    1.42%     2.44%     2.67%     2.97%     2.82%     3.22%    1.66%     2.67%    2.95%    3.09%    2.96%    3.26%
 $39,391   $39,316   $40,483   $44,751   $37,355   $39,439   $4,940    $4,505   $5,464   $6,579   $7,514   $7,860
    0.94%     0.95%     0.99%     0.97%     1.00%     1.00%    1.49%     1.43%    1.35%    1.31%    1.32%    1.29%
    0.63%     0.63%     0.67%     0.64%     0.63%     0.67%    0.71%     0.70%    0.67%    0.68%    0.68%    0.75%
    2.83%     2.41%     2.74%     2.94%     2.78%     3.18%    3.30%     2.63%    2.91%    3.04%    2.92%    3.21%
      --        --        --        --        --        --       --        --       --       --       --       --

Financial Highlights       selected data for a share outstanding throughout each
                           period
--------------------------------------------------------------------------------

                                 Money Funds
                                 ----------------------------------------------------------------------------------------------
                                 U.S. Treasury Money Fund
                                 Class A                                                     Class B
                                 ----------------------------------------------------------------------------------------------
                                 June 30,                                                    June 30,
                                 2000(1)    1999      1998      1997      1996      1995     2000(1)    1999     1998     1997
Net asset value, beginning of
period.........................  $  1.00   $  1.00   $  1.00   $  1.00   $  1.00   $  1.00   $ 1.00    $ 1.00   $ 1.00   $ 1.00
                                   -----     -----     -----     -----     -----     -----    -----      ----     ----     ----
INCOME FROM INVESTMENT
OPERATIONS:
 Net investment income
 (loss)........................    0.025     0.040     0.045     0.046     0.046     0.050    0.021     0.032    0.038    0.039
 Net realized and unrealized
 gain on investments...........    0.000     0.000     0.000     0.000     0.000     0.000    0.000     0.000    0.000    0.000
                                   -----     -----     -----     -----     -----     -----    -----      ----     ----     ----
 Total from investment
 operations....................    0.025     0.040     0.045     0.046     0.046     0.050    0.021     0.032    0.038    0.039
                                   -----     -----     -----     -----     -----     -----    -----      ----     ----     ----
LESS DISTRIBUTIONS:
 From net investment income....   (0.025)   (0.040)   (0.045)   (0.046)   (0.046)   (0.050)  (0.021)   (0.032)  (0.038)  (0.039)
 From net capital gains........    0.000     0.000     0.000     0.000     0.000     0.000    0.000     0.000    0.000    0.000
 In excess of realized gains...    0.000     0.000     0.000     0.000     0.000     0.000    0.000     0.000    0.000    0.000
 Tax return of capital
 distribution..................    0.000     0.000     0.000     0.000     0.000     0.000    0.000     0.000    0.000    0.000
                                   -----     -----     -----     -----     -----     -----    -----      ----     ----     ----
 Total distributions...........   (0.025)   (0.040)   (0.045)   (0.046)   (0.046)   (0.050)  (0.021)   (0.032)  (0.038)  (0.039)
                                   -----     -----     -----     -----     -----     -----    -----      ----     ----     ----
Net asset value, end of
period.........................  $  1.00   $  1.00   $  1.00   $  1.00   $  1.00   $  1.00   $ 1.00    $ 1.00   $ 1.00   $ 1.00
                                   -----     -----     -----     -----     -----     -----    -----      ----     ----     ----
                                   -----     -----     -----     -----     -----     -----    -----      ----     ----     ----
Total return(2)................     2.49%     4.02%     4.60%     4.73%     4.74%     5.13%    2.10%     3.25%    3.81%    3.95%
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period
 (000's).......................  $61,366   $55,892   $58,186   $60,033   $65,479   $51,385   $  559    $  529   $  542   $  165
 Ratio of expenses to average
 net assets:(3)
   Before expense waivers and
   reimbursement...............     1.03%     1.03%     1.02%     1.02%     1.02%     1.05%    4.19%     4.06%    6.65%    3.25%
   After expense waivers and
   reimbursement...............     0.68%     0.69%     0.60%     0.62%     0.52%     0.64%    1.43%     1.44%    1.34%    1.37%
 Ratio of net investment income
 to average net assets(3)......     4.93%     3.96%     4.49%     4.63%     4.63%     4.99%    4.19%     3.21%    3.61%    3.90%
 Portfolio turnover rate.......       --        --        --        --        --        --       --        --       --       --

                                 Money Funds
                                 -------------------

                                 Class B
                                 -------------------
                                 June 30,
                                  1996     1995
Net asset value, beginning of
period.........................  $ 1.00   $ 1.00
                                   ----     ----
INCOME FROM INVESTMENT
OPERATIONS:
 Net investment income
 (loss)........................   0.040    0.044
 Net realized and unrealized
 gain on investments...........   0.000    0.000
                                   ----     ----
 Total from investment
 operations....................   0.040    0.044
                                   ----     ----
LESS DISTRIBUTIONS:
 From net investment income....  (0.040)  (0.044)
 From net capital gains........   0.000    0.000
 In excess of realized gains...   0.000    0.000
 Tax return of capital
 distribution..................   0.000    0.000
                                   ----     ----
 Total distributions...........  (0.040)  (0.044)
                                   ----     ----
Net asset value, end of
period.........................  $ 1.00   $ 1.00
                                   ----     ----
                                   ----     ----
Total return(2)................    4.07%    4.45%
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period
 (000's).......................  $  120   $  113
 Ratio of expenses to average
 net assets:(3)
   Before expense waivers and
   reimbursement...............    3.25%    3.25%
   After expense waivers and
   reimbursement...............    1.18%    1.24%
 Ratio of net investment income
 to average net assets(3)......    3.95%    4.34%
 Portfolio turnover rate.......      --       --

(1) Unaudited.
(2) Total returns assume purchase at net asset value (without sales charge) at the beginning of each period. Returns for periods less than a full year are aggregate (non-annualized) returns.
(3) Annualized when the period presented is less than one year.

      The accompanying notes are an integral part of these financial statements.

                    (This page is intentionally left blank)

Notes to Financial Statements                          June 30, 2000 (unaudited)
--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

  Atlas Assets, Inc., a Maryland corporation (the "Company"), is an open-end management investment company registered under the Investment Company Act of 1940 ("1940 Act"), as amended, and offering twelve portfolios. The Company currently consists of the Atlas Balanced Fund, the Atlas Emerging Growth Fund, the Atlas Global Growth Fund, the Atlas Growth and Income Fund, the Atlas Strategic Growth Fund, the Atlas California Municipal Bond Fund, the Atlas National Municipal Bond Fund, the Atlas Strategic Income Fund, the Atlas U.S. Government and Mortgage Securities Fund, the Atlas California Municipal Money Fund, the Atlas National Municipal Money Fund, and the Atlas U.S. Treasury Money Fund (a "Fund", or collectively, the "Funds"). All Funds are diversified with the exception of the Atlas California Municipal Money Fund and the Atlas California Municipal Bond Fund which are non-diversified. The Funds offer two classes of shares, Class A and Class B, with the exception of Atlas California Municipal Money Fund and Atlas National Municipal Money Fund which offer only Class A shares. Class A shares are offered at net asset value at the time of purchase while all Class B shares may be subject to a contingent deferred sales charge. Both share classes have equal rights and privileges but have separate distribution plans, class specific expenses and exclusive rights to vote on matters affecting only individual classes. Class B shares will automatically convert to Class A shares sixty months after purchase.

  The investment objective of the Money and Bond Funds is to seek a high level of current income consistent with prudent investment management. The Money Funds seek short-term yields with liquidity and stability of principal. The Bond Funds seek higher long-term yields for investors who can accept price fluctuations. The Stock Funds seek a varying mix of long-term capital growth and current income for investors who can accept price fluctuations.

  The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles for investment companies.

  a. Investment Valuation: Bond Fund securities are valued by pricing services. Valuations of portfolio securities furnished by the pricing services are based upon a computerized matrix system and/or appraisals, in each case, in reliance upon information concerning market transactions and quotations from recognized securities dealers. Securities for which quotations are readily available are valued based upon those quotations. Securities for which quotations are not readily available (which constitute the majority of the Bond Funds' securities) are valued at their fair value based upon the information supplied by the pricing services. The methods used by the pricing services and the quality of valuations so established are reviewed by the Company's officers under the general supervision of the Directors of the Company. There are a number of pricing services available and the Directors, on the basis of ongoing evaluation of these services, may use other pricing services or discontinue the use of any pricing service in whole or in part.

       Money Fund securities have a remaining maturity of 13 months or less and their entire portfolios have a weighted average maturity of 90 days or less. As such, all of the Money Fund securities are valued at amortized cost, which approximates value. If a Money Fund portfolio had a remaining weighted average maturity of greater than 90 days, the portfolios would be stated at value based on recorded closing sales on a national securities exchange or, in the absence of a recorded sale, at the mean between the bid and asked prices.

       Stock Fund securities listed or traded on an exchange are valued at the last sales price on the exchange, or lacking any sales on a particular day, the security is valued at the mean between the closing bid and asked prices on that day. Each security traded in the over-the-counter market (but not including securities reported on the NASDAQ National Market System) is valued at the mean between the last bid and asked prices. Each security reported on the NASDAQ National Market System is valued at the last sales price on the valuation date.

  b. Security Credit Risk: The Atlas Strategic Income Fund may invest any amount of its assets in higher yielding, lower-rated debt securities, including defaulted securities, which may be subject to a greater degree of credit risk, greater market fluctuations and risk of loss of income and principal than lower yielding, investment grade fixed income securities. The Atlas Global Growth Fund and the Atlas Emerging Growth Fund may also invest in such lower-rated securities, but only to a much more limited extent. As of June 30, 2000, Atlas Strategic Income

--------------------------------------------------------------------------------

       Fund holds securities in default with an aggregate market value of $519,757, representing 0.70% of the Fund's net assets.

  c. Municipal Bonds or Notes with "Puts": The Funds have purchased municipal bonds or notes with the right to resell the bonds or notes to the seller at an agreed upon price or yield on a specified date or within a specified period (which will be prior to the maturity date of the bonds or notes). Such a right to resell is commonly known as a "put". In determining the weighted average maturity of the Money Funds' portfolios, municipal bonds and notes as to which the Funds hold a put will be deemed to mature on the last day on which the put may be exercisable.

  d. Variable Rate Demand Notes: The Funds have invested in certain variable interest rate demand notes with maturities greater than 90 days but which are redeemable at specified intervals upon demand. The maturity of these instruments for purposes of calculating the portfolio's weighted average maturity is considered to be the greater of the period until the interest rate is adjusted or until the principal can be recovered by demand.

  e. Federal Income Taxes: It is the Company's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income, including any net realized gain on investments, to its shareholders. Accordingly, no provision for federal income or excise tax is required.

  f. Security Transactions: As is common in the industry, security transactions are accounted for on the date securities are purchased or sold (trade date). Realized gains and losses on security transactions are determined on the basis of specific identification for both financial statement and federal income tax purposes.

  g. Allocation of Expenses, Income and Gains and Losses: Common expenses incurred by the Company are allocated among the Funds based on the ratio of net assets of each Fund to the combined net assets. Common expenses, income and gains and losses are allocated daily among share classes of each Fund based on the relative proportion of net assets represented by each class. Other expenses are charged to each Fund as incurred on a specific identification basis and then allocated amongst the share classes or charged to the share class to which the expense is directly attributable.

  h. Investment Income, Expenses and Distributions: Interest income and estimated expenses are accrued daily. Interest on payment-in-kind debt securities is accrued as income at the coupon rate and a market adjustment is made periodically. Dividends are recorded on the ex-dividend date. Dividends-in-kind are recorded as income on the ex-dividend date at the current market value of the underlying security. The Money Funds declare and reinvest dividends daily and pay them monthly. The Bond Funds declare dividends daily and reinvest and pay them monthly. The Stock Funds, with the exception of the Atlas Emerging Growth Fund, the Atlas Global Growth Fund and the Atlas Strategic Growth Fund, which are on an annual schedule, declare, pay and reinvest dividends quarterly. Income for the Atlas Global Growth Fund, the Atlas Growth and Income Fund and the Atlas Strategic Growth Fund for the period ended June 30, 2000 are net of foreign withholding taxes of $58,082, $1,716 and $1,979, respectively. Distributions of capital gains, if any, will normally be declared and paid once a year.

  i. To-Be-Announced Securities: The Funds may trade portfolio securities on a "to-be-announced" (TBA) basis. In a TBA transaction, the Fund has committed to purchasing or selling securities for which all specific information is not yet known at the time of the trade, particularly the pool number and face amount. Securities purchased on a TBA basis are not settled until they are delivered to the Fund, normally 15 to 45 days later. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other portfolio securities. Pursuant to regulation, the Fund sets aside sufficient investment securities as collateral to meet these commitments. TBA commitments as of June 30, 2000 amounted to $9,693,160 for Atlas Balanced Fund and $2,683,292 for Atlas Strategic Income Fund.

  j. Options: Premiums received from call options written are recorded as a liability. The amount of the liability is subsequently adjusted to reflect the current market value of the option written. If the option is not exercised, premiums received are realized as a gain at expiration date. If the position is closed prior to expiration, a gain or

Notes to Financial Statements                          June 30, 2000 (unaudited)
--------------------------------------------------------------------------------

       loss is realized based on premiums received less the cost of the closing transaction. When an option is exercised, premiums received are added to the proceeds from the sale of the underlying securities and a gain or loss is realized accordingly. These same principles apply to the sale of put options.

  k. Forward Contracts: The Stock Funds and Atlas Strategic Income Fund may enter into forward foreign currency exchange contracts (forward contracts) to hedge specific transactions or portfolio positions and to protect the value of the portfolio against future changes in currency exchange rates. A forward contract is an obligation to purchase or sell a specific currency at an agreed upon future date at a price set on the day of the contract.

       The valuation of forward contracts, which may be owned by the Stock funds and Atlas Strategic Income Fund, is based on the daily closing prices of the forward currency contract rates in the London foreign exchange markets as provided by pricing services. Gains or losses are realized upon the closing or settlement of the forward transaction.

       Securities are held in segregated accounts to cover net exposure on outstanding forward contracts. Unrealized appreciation or depreciation on forward contracts is reported in the Statement of Assets and Liabilities. Realized gains and losses are reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

       The risks associated with forward contracts include the potential default of the other party to the contract and unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

  l. Repurchase Agreements: The Funds may invest in repurchase agreements secured by U.S. Government obligations or by other securities. Securities pledged as collateral for repurchase agreements are held by the Funds' custodian bank until maturity of the repurchase agreements. Provisions of the agreements ensure that the market value of the collateral is sufficient in the event of default; however, in the event of default or bankruptcy by the other party to the agreements, realization and/or retention of the collateral may be subject to legal proceedings.

  m. Dollar Roll Transactions: The Atlas U.S. Government and Mortgage Securities Fund and the Atlas Strategic Income Fund may engage in dollar reverse repurchase agreements ("dollar rolls"), which entail the simultaneous sale of securities with an agreement to buy back substantially similar securities at a future date at a price less than the price at which the securities were originally sold. These transactions are accounted for as financing transactions as opposed to sales and purchases. The differential in price between the sale price and repurchase price is recorded as deferred income and recognized between the settlement dates of the sale and repurchase. Pursuant to regulation, the funds set aside sufficient investment securities as collateral to meet these commitments. Dollar roll transactions involve risk that the market value of the securities sold by the Funds may decline below the repurchase price of those securities.

  n. Foreign Currency Translation: Amounts denominated in or expected to settle in foreign currencies (FC) are translated into United States dollars at rates reported by selected pricing services on the following basis: Market value of investment, other assets and liabilities -- at the closing rate of exchange at the balance sheet date; purchases and sales of investment securities, income and expenses -- at the rate of exchange prevailing on the respective dates such transactions are recorded.

       The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

       Net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of FC's, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds' books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rates.

--------------------------------------------------------------------------------

  o.   Classification of Distributions to Shareholders: Net investment income
       (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains may vary from the characterization for Federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which distributions are made may differ from the fiscal year in which the income or realized gain was recorded by a Fund.

       The Funds adjust the classification of distributions to shareholders to reflect the differences between financial statement amounts and distributions determined in accordance with income tax regulations. Accordingly, during the year ended December 31, 1999, Atlas Growth and Income Fund reclassified $1,240,780 from accumulated net realized gain to paid in capital.

  p. Use of Estimates: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2. UNREALIZED APPRECIATION/DEPRECIATION -- TAX BASIS

  As of June 30, 2000, each Fund had the following unrealized appreciation (depreciation) for federal income tax purposes (in 000's):

                                 Balanced          Emerging          Global Growth      Growth and         Strategic Growth
                                 Fund              Growth Fund       Fund               Income Fund        Fund
                                 --------------------------------------------------------------------------------------------
Unrealized appreciation........  $ 5,462           $ 7,109           $ 30,092           $160,025           $ 46,764
Unrealized depreciation........  $(2,142)          $(2,830)          $ (6,838)          $(17,226)          $ (5,045)
                                 --------------------------------------------------------------------------------------------
Net unrealized appreciation....  $ 3,320           $ 4,279           $ 23,254           $142,799           $ 41,719
                                 --------------------------------------------------------------------------------------------
                                 --------------------------------------------------------------------------------------------
Cost of securities for federal
income tax purposes............  $62,570           $24,765           $111,653           $347,825           $131,392
                                 --------------------------------------------------------------------------------------------
                                 --------------------------------------------------------------------------------------------

                                 California
                                 Municipal
                                 Bond Fund
                                 ----------------------------------------------------------------------
Unrealized appreciation........  $  6,081
Unrealized depreciation........  $ (4,890)
                                 -----------------------------------------------------------------------------------------------
Net unrealized appreciation....  $  1,191
                                 --------------------------------------------------------------------------------------------   ----

                                 --------------------------------------------------------------------------------------------   ----

Cost of securities for federal
income tax purposes............  $192,720
                                 --------------------------------------------------------------------------------------------   ----

                                 --------------------------------------------------------------------------------------------   ----

                                 National                            U.S. Government    California        National
                                 Municipal         Strategic         and Mortgage       Municipal         Municipal
                                 Bond Fund         Income Fund       Securities Fund    Money Fund        Money Fund
                                 -----------------------------------------------------------------------------------------
Unrealized appreciation........  $ 1,596           $ 1,401           $    329           $     0           $    0
Unrealized depreciation........  $(1,594)          $(5,833)          $ (7,166)          $     0           $    0
                                 -----------------------------------------------------------------------------------------
Net unrealized appreciation
(depreciation).................  $     2           $(4,432)          $ (6,837)          $     0           $    0
                                 -----------------------------------------------------------------------------------------
                                 -----------------------------------------------------------------------------------------
Cost of securities for federal
income tax purposes............  $50,256           $80,913           $186,490           $39,140           $4,893
                                 -----------------------------------------------------------------------------------------
                                 -----------------------------------------------------------------------------------------


                                 U.S. Treasury
                                 Money Fund
                                 -----------------------------------------------------------------------------------------   -------
Unrealized appreciation........  $     0
Unrealized depreciation........  $     0
                                 -----------------------------------------------------------------------------------------   -------
Net unrealized appreciation
(depreciation).................  $     0
                                 -----------------------------------------------------------------------------------------   -------
                                 -----------------------------------------------------------------------------------------   -------
Cost of securities for federal
income tax purposes............  $61,308
                                 -----------------------------------------------------------------------------------------   -------
                                 -----------------------------------------------------------------------------------------   -------

3. SHARE TRANSACTIONS

  The following is a summary of share transactions for the periods ended June 30, 2000 and December 31, 1999 (in 000's):

                       Balanced Fund                   Emerging Growth Fund        Global Growth Fund
                  Class A           Class B       Class A       Class B       Class A         Class B
                  ---------------------------------------------------------------------------------------
                  2000     1999     2000   1999   2000   1999   2000   1999   2000    1999    2000   1999
Sold......        371     1,582     3      17     625    260     18     8    2,612   1,055    44     17
 Issued in
 reinvestment
 of dividends..    50       317     4      30       0     39      0     5        0     543     0     68
Redeemed...... (1,998)   (2,350) (163)   (138)   (126)  (476)    (9)  (59)    (287)   (462)  (28)   (56)
               ----------------------------------------------------------------------------------------
Net
increase
 (decrease)....(1,577)     (451) (156)    (91)    499   (177)     9   (46)   2,325   1,136    16     29
            -------------------------------------------------------------------------------------------
            -------------------------------------------------------------------------------------------

Notes to Financial Statements                          June 30, 2000 (unaudited)
--------------------------------------------------------------------------------

               Growth and Income Fund          Strategic Growth Fund        California Municipal Bond Fund
               Class A           Class B       Class A        Class B       Class A            Class B
               -----------------------------------------------------------------------------------------------
               2000     1999     2000   1999   2000    1999   2000   1999   2000      1999     2000   1999
Sold... ....... 2,453   4,441     43      73   2,046    954    45      11     864     3,183     25    47
Issued in
reinvestment
of dividends...    67   1,284      1      70       0    708     0     105     297       610      7    18
Redeemed.......(1,154) (1,551)   (87)   (209)   (357)  (977)  (81)   (140) (2,211)   (3,311)  (123) (202)
          -----------------------------------------------------------------------------------------------
Net
 increase
 (decrease).... 1,366   4,174    (43)   (66)   1,689    685   (36)    (24) (1,050)      482    (91) (137)
          -----------------------------------------------------------------------------------------------
          -----------------------------------------------------------------------------------------------

                                                                                  U.S. Government and
               National Municipal Bond Fund      Strategic Income Fund            Mortgage Securities Fund
               Class A           Class B         Class A            Class B       Class A            Class B
               -----------------------------------------------------------------------------------------------------
               2000    1999      2000    1999    2000      1999     2000   1999   2000      1999     2000   1999
Sold...          191     652       9       6      3,679     5,565     35     36      744     5,397      4     20
Issued in
reinvestment
of dividends...   86     187       3       9        271       553     23     51      390       865      8     23
Redeemed....... (800) (1,081)    (68)    (90)    (3,017)   (5,064)  (102)  (404)  (3,919)   (6,416)  (112)  (214)
               ---------------------------------------------------------------------------------------------------
Net
 increase
 (decrease).....(523)   (242)    (56)    (75)       933     1,054    (44)  (317)  (2,785)     (154)  (100)  (171)
               ---------------------------------------------------------------------------------------------------
               ---------------------------------------------------------------------------------------------------

               California Municipal    National Municipal
               Money Fund              Money Fund           U.S. Treasury Money Fund
               Class A                 Class A              Class A             Class B
               --------------------------------------------------------------------------------
               2000        1999        2000       1999      2000      1999      2000   1999
Sold...        13,979     27,193       2,225       3,135    34,869   43,977     688    634
Issued in
 reinvestment
 of dividends...  524        906          73         135     1,307    2,076      11     19
Redeemed...   (14,428)   (29,266)     (1,864)     (4,229)  (30,700) (48,346)   (669)  (666)
               --------------------------------------------------------------------------------
Net
increase
(decrease)...      75     (1,167)        434        (959)    5,476   (2,293)     30    (13)
               --------------------------------------------------------------------------------
               --------------------------------------------------------------------------------

4. PURCHASES AND SALES OF SECURITIES

  Aggregate purchases and sales of securities (excluding short-term securities) for the six months ended June 30, 2000 were as follows (in 000's):

                                                                                                California
                                 Balanced   Emerging     Global       Growth and   Strategic    Municipal
                                 Fund       Growth Fund  Growth Fund  Income Fund  Growth Fund  Bond Fund
                                 -------------------------------------------------------------------------
Purchases......................  $108,663   $19,047      $78,489      $61,444      $50,229      $10,447
Sales..........................  $128,625   $12,802      $30,432      $84,216      $32,295      $14,295
                                 -------------------------------------------------------------------------

                                 National                U.S. Government  California  National
                                 Municipal  Strategic    and Mortgage     Municipal   Municipal   U.S. Treasury
                                 Bond Fund  Income Fund  Securities Fund  Money Fund  Money Fund  Money Fund
                                 ------------------------------------------------------------------------------
Purchases......................  $3,878     $57,160      $0               $0          $0          $0
Sales..........................  $7,026     $55,463      $29,721          $0          $0          $0
                                 ------------------------------------------------------------------------------

  At June 30, 2000 the following Funds had capital loss carryovers approximating these amounts for federal income tax purposes (in 000's):

                                                              Expiring December 31,
                                                              ------------------------------------------------------
                                                              2001    2002     2003     2004    2005   2006    2007
California Municipal Bond Fund..............................  $ --   $   --   $   --   $   --   $ --   $--    $  434
National Municipal Bond Fund................................  $ --   $   --   $   --   $   --   $ --   $--    $  480
Strategic Income Fund.......................................  $ --   $   --   $   --   $   --   $ --   $--    $1,582
U.S. Government and Mortgage Securities Fund................  $487   $5,195   $7,507   $1,491   $280   $52    $  420
U.S. Treasury Money Fund....................................  $ --   $   --   $   --   $   10   $  5   $ 7    $    2

--------------------------------------------------------------------------------

  Such amounts may be used to offset capital gains realized during the subsequent periods indicated and thereby relieve these funds and their shareholders of federal tax liability with respect to the capital gains that are so offset. It is the intention of the Funds not to make distributions from capital gains while they have a capital loss carryover.

5. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

  Atlas Advisers, Inc. (the "Adviser") provides portfolio management services to the U.S. Government and Mortgage Securities Fund and the U.S. Treasury Money Fund and supervises the provision of similar services to the Atlas Municipal Funds by Boston Safe Advisers, Inc. and to the Atlas Stock Funds and Atlas Strategic Income Fund by OppenheimerFunds, Inc. (together, the "Subadvisers"). Each Fund pays the Adviser a management fee for the investment management services who, in turn, pays the Subadvisers. The management fee is based on an annual rate, equal to a percentage of each Fund's average daily net assets, and is paid monthly as follows: .50% of assets up to $500 million and .475% of assets over $500 million for the Money Funds; .55% of assets up to $500 million and .50% of assets over $500 million for the Bond Funds other than Atlas Strategic Income Fund; .70% of assets up to $100 million, .60% of assets of the next $400 million and .50% of assets over $500 million for the Stock Funds other than Atlas Global Growth Fund and Atlas Emerging Growth Fund; .75% of assets up to $100 million, .70% of assets of the next $400 million and .65% of assets over $500 million for the Atlas Strategic Income Fund; and .80% of assets up to $100 million, .75% of assets of the next $400 million and .70% of assets over $500 million for the Atlas Global Growth Fund and the Atlas Emerging Growth Fund.

  Atlas Securities, Inc. (the "Distributor") acts as principal underwriter for all classes of shares of each Fund pursuant to a Principal Underwriting Agreement which provides for a commission to be paid on the redemption of Class B shares held less than five years of the Stock and Bond Funds and the U.S. Treasury Money Fund. The Distributor also receives payments under separate Distribution Plans (the "Class A Plan" and "Class B Plan") pursuant to Rule 12b-1 of the 1940 Act. Under the Class A Plan, the Company may reimburse the Distributor up to a maximum of .25% per year of average daily Class A net assets in each Fund, payable on a quarterly basis. Under the Class B Plan, the maximum rate is .75% per year of average daily Class B net assets in each Fund and is payable on a monthly basis.

  Due to voluntary expense waivers in effect during the period ended June 30, 2000, 12b-1 fees relating to Class A shares were assessed and paid to the Distributor at rates, varying by Fund, ranging from 0.00% to .25% per annum. Such fees under the Class B Plan were assessed and paid at the rate of .75% per annum. Class A 12b-1 fees due the Distributor were reduced in the amount of $140,276. Management fees due the Adviser were reduced by $53,147. The Adviser also absorbed $51,098 of other Fund expenses during the period. During the six months ended June 30, 2000, the Distributor received $41,993 for contingent deferred sales charges paid by sellers of Class B shares. Such sales charges are not an expense of the Funds and thus are not reflected in the accompanying Statements of Operations.

  The Adviser and Distributor are wholly owned subsidiaries of Golden West Financial Corporation. Certain officers and directors of the Company are also officers and/or directors of the Adviser and the Distributor.

  At June 30, 2000, Golden West Financial Corporation owned 80,862 Class A shares in the California Municipal Bond Fund, 45,162 shares in the National Municipal Bond Fund and 116,324 shares in the Emerging Growth Fund.

6. CONCENTRATIONS OF CREDIT RISK

  There are certain concentrations of credit risk, which may subject the Funds more significantly to economic changes occurring in certain industries or sectors as follows:

  The California Municipal Money Fund and the California Municipal Bond Fund have concentrations in California municipal securities.

  The U.S. Government and Mortgage Securities Fund has a concentration in Federal Home Loan Mortgage Corporation and Federal National Mortgage Association securities.

  The U.S. Treasury Money Fund has a concentration in United States Treasury obligations.

Notes to Financial Statements                          June 30, 2000 (unaudited)
--------------------------------------------------------------------------------

  Industry and sector concentrations greater than 10% of a Fund's net assets at June 30, 2000 are as follows:

  The Balanced Fund has 17.22% in Federal National Mortgage Association bonds and 11.63% in electronics.

  The Emerging Growth Fund has 17.16% in computer software.

  The Global Growth Fund has 12.01% in electronics.

  The Growth and Income Fund has 15.97% in electronics.

  The Strategic Growth Fund has 11.54% in communication equipment and 22.12% in electronics.

  The California Municipal Bond Fund has 17.55% in transportation, 16.00% in prerefunded bonds, 12.81% in water/sewer, 12.26% in lease revenue and 11.08% in general obligation bonds.

  The National Municipal Bond Fund has 20.94% in general obligation bonds, 14.19% in public power and 12.07% in transportation.

  The California Municipal Money Fund has 24.26% in housing and 15.23% in general obligation bonds.

  The National Municipal Money Fund has 38.36% in health, 20.35% in general obligation bonds and 10.12% in industrial development.

7. FORWARD CONTRACTS

  Open forward contracts in the Funds to purchase and sell foreign currencies as of June 30, 2000 were as follows:

                                                                               Contract
                                                           Settlement          Amount               Valuation as      Unrealized
                                                           Date                (000's)              of 6/30/00        Gain (Loss)
                                                           ----------------------------------------------------------------------
Global Growth Fund:
-------------------
Contracts to Purchase:
--------------------
British Pound Sterling...................................  07/05/00                 40     GBP       $   60,338        $    127
Euro.....................................................  07/31/00                417     EUR          399,145           8,334
Japanese Yen.............................................  07/03/00             86,870     JPY          817,435          (9,505)
                                                                                                     ----------        --------
                                                                                                     $1,276,918          (1,044)
                                                                                                     ==========        --------
Contracts to Sell:
---------------
Euro.....................................................  07/03/00                112     EUR       $  107,115          (1,169)
Japanese Yen.............................................  07/03/00             33,575     JPY          316,007           4,370
Swedish Krona............................................  07/03/00                343     SEK           39,016            (382)
                                                                                                     ----------        --------
                                                                                                     $  462,138           2,819
                                                                                                     ==========        --------
Net unrealized gain......................................                                                              $  1,775
                                                                                                                       ========
Strategic Income Fund:
---------------------
Contracts to Purchase:
--------------------
British Pound Sterling...................................  07/17/00                100     GBP       $  151,571        $  3,221
Canadian Dollar..........................................  07/20/00                280     CAD          188,994          (2,269)
Euro.....................................................  07/03/00-08/21/00       924     EUR          885,187             522
Japanese Yen.............................................  07/10/00-09/05/00    87,900     JPY          828,730          14,584
Polish Zloty.............................................  07/31/00              1,180     PLZ          268,561           6,747
                                                                                                     ----------        --------
                                                                                                     $2,323,043          22,805
                                                                                                     ==========        --------
Contracts to Sell:
---------------
British Pound Sterling...................................  07/17/00-09/05/00       685     GBP       $1,038,254          (4,494)
Canadian Dollar..........................................  07/20/00                280     CAD          188,994            (255)
Euro.....................................................  07/03/00-08/21/00     1,125     EUR        1,078,057         (14,479)
Japanese Yen.............................................  8/07/00-09/05/00    106,200     JPY        1,007,409         (17,392)
Polish Zloty.............................................  07/31/00              1,180     PLZ          268,561         (12,272)
                                                                                                     ----------        --------
                                                                                                     $3,581,275         (48,892)
                                                                                                     ==========        --------
Net unrealized loss......................................                                                              $(26,087)
                                                                                                                       ========

--------------------------------------------------------------------------------

8. FUTURES CONTRACTS

  The Bond and Stock Funds may purchase and sell futures contracts for hedging their investments against changes in value, to manage cash flow, to attempt to enhance income, or as a temporary substitute for purchases or sales of actual securities. These Funds may also buy or write put or call options on these futures contracts.

  The purpose of the acquisition or sale of a futures contract is to protect the involved Fund from adverse fluctuations in interest rates or in market or currency indices and the resulting negative valuation effect on the Fund investments without actually buying or selling securities.

  Upon engaging in a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount (initial margin). Subsequent payments (variation margins) to and from the Fund or the broker, must be made daily as the price of the security or the currency rate underlying the futures contract fluctuates, making the long or short position in the futures contract more or less valuable. The Fund recognizes a realized gain or loss when the contract is closed or expires.

  Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statements of Investments. The Statements of Assets and Liabilities reflects a receivable or payable for the daily mark to market variation margin.

  Futures contracts (and related options) involve risks to which the Bond and Stock Funds would otherwise not be subject. Inherent risks include the possibility of imperfect correlation between the price of the futures contract or option and the price of the securities or indices being hedged and the possible absence of a liquid secondary market for any particular instrument at any time.

  As of June 30, 2000, the Atlas Strategic Income Fund had outstanding futures contracts to purchase and sell debt securities as follows:

                                                                            Number of                    Unrealized
                                                              Expiration    Futures      Valuation as    Appreciation/
                                                              Date          Contracts     of 6/30/00     (Depreciation)
                                                              ---------------------------------------------------------
Contracts to Purchase:
--------------------
U.S. Treasury Notes.........................................  09/00            42        $4,138,469         $107,015
                                                                                                            --------
Contracts to Sell:
---------------
United Kingdom Government Bonds.............................  09/00            32        $ 113,740            (2,501)
                                                                                                            --------
Net unrealized gain.........................................                                                $104,514
                                                                                                            ========

9. OPTIONS TRANSACTIONS

  The Bond and Stock Funds may purchase and sell covered exchange listed put and call options on securities, indices and currencies. These options my be on debt securities, financial indices and foreign currencies (Bond Funds) and on stocks, stock and financial indices, foreign government securities or foreign currencies (Stock Funds).

  A Fund may sell covered put options and call options for additional premium income, buy put options in an effort to protect the value of a security in its portfolio against decline in value and buy call options in an effort to protect against a price increase of securities or currencies it intends to purchase. The Bond and Stock Funds may also make offsetting transactions to close open positions.

  A Fund may write a put option as an alternative to purchasing a security. A put option gives the holder the right to sell the underlying security to the Fund at any time during the option period at a predetermined exercise price. Writing a call option obligates the Fund to sell or deliver the option's underlying security, in return for the strike price, upon exercise of the option.

  Premiums received are recorded as a liability which is marked to the market daily to reflect the current value of the options. A Fund will realize a gain or loss upon the expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of the premium received or paid. If an option

Notes to Financial Statements                          June 30, 2000 (unaudited)
--------------------------------------------------------------------------------

expires or is canceled in a closing transaction, the Fund will realize a gain or loss depending on whether the cost of the closing transaction, if any, is lesser than or greater than the premium originally received.

  Securities designated to cover outstanding call options are noted in the Statements of Investments where applicable. Shares subject to call, expiration date, exercise price, premium received and market value are detailed in a footnote to the Statements of Investments. Options written are reported as a liability in the Statements of Assets and Liabilities. Gains and losses are reported in the Statements of Operations.

  The risk in writing a call option is that the Fund foregoes the opportunity for profit if the value of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund is exposed to a potential loss if the value of the underlying security declines and the option is exercised. Owning an option exposes the Fund to the risk of paying a premium whether the option is exercised or not. Additional risk exists if an illiquid secondary market does not allow for entering into a closing transaction.

  Written option transactions in the Funds for the six months ended June 30, 2000 were as follows:

                                                              Call Options                 Put Options
                                                              -------------------------    ------------------------
                                                              Number of       Amount of    Number of      Amount of
                                                              Options         Premiums     Options        Premiums
                                                              -----------------------------------------------------
Strategic Income Fund:
-----------------------
Options outstanding at December 31, 1999....................   36,000,000     $  3,728       862,470      $ 14,279
Options written.............................................          550       30,693           170           751
Options closed or expired...................................  (36,000,460)     (33,125)     (862,640)      (15,030)
Options exercised...........................................            0            0             0             0
                                                              -----------     --------      --------      --------
Options outstanding at June 30, 2000........................           90     $  1,296             0      $      0
                                                              ===========     ========      ========      ========

10. ILLIQUID AND RESTRICTED SECURITIES

  The Funds may invest in securities that are illiquid or restricted. Restricted securities are not registered under the Securities Act of 1933, are often acquired in private placements that may have legal or contractual restrictions preventing their ready disposition, or may be repurchase agreements or time deposits maturing in more than seven days. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. No Fund will invest in illiquid or restricted assets if, immediately after such purchase, the value thereof, as determined under methods approved by the Board of Directors, would exceed 10% of its net assets. At June 30, 2000, the value of these securities and the resulting percentage of net assets amounted to $82,110 or .28% in the Atlas Emerging Growth Fund and $3,645,293 or 4.89% in the Atlas Strategic Income Fund. Certain Funds own restricted securities which have been determined to be liquid. These securities are not included in the 10% limitation mentioned above and are identified in the Statements of Investments.